                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-7822
                                  ----------------------------------------------

                       AMERICAN CENTURY INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                  64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)               (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:    MARCH 31
                          ------------------------------------------------------

Date of reporting period:   MARCH 31, 2006
                          ------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

American Century Investments
ANNUAL REPORT

[photo of woman and girl]

MARCH 31, 2006

Prime Money Market Fund

[american century investments logo and text logo]

PRIME MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as  of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Prime Money Market Fund for the 12 months ended March 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor, and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of David MacEwen]

DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME.

RATE HIKES, ENERGY PRICES, & HURRICANE DAMAGE TEMPERED ECONOMIC GROWTH

The resilient U.S. economy grew at a moderate rate during the 12 months ended
March 31, 2006, but showed signs of slowing in the months ahead. Real annualized
GDP growth averaged approximately 3.5% for the 12 months, despite faltering to a
1.7% rate in the fourth quarter of 2005 after one of the worst hurricane seasons in history.

Besides severe damage to the Gulf Coast from Hurricanes Katrina and Rita, the economy withstood eight additional interest rate hikes by the Federal Reserve
(on top of seven hikes in the prior 10 months), a flattened Treasury yield curve, and soaring energy prices.

Relatively stable "core" inflation (without energy and food prices), an improving labor market, and the fact that long-term interest rates stayed relatively low for much of the period aided economic growth. But record-high energy prices, a belated upturn in long-term interest rates, and indications that the housing boom might finally be over raised concerns about consumer spending and economic growth in the second half of 2006.

GOOD TIMES FOR HIGH-YIELD & MONEY MARKET SECURITIES

High-yield and money market securities were fixed-income market leaders during this period of moderate economic growth and rising interest rates. The Lehman
Brothers Corporate High-Yield Index significantly outperformed the other bond market indices in the table below. The table also shows that a key money market benchmark, the three-month Treasury bill, outpaced most other market indices as the Federal Reserve raised rates.

In general, shorter-maturity securities suffered less price depreciation than their more rate change-sensitive, longer-maturity counterparts. Relatively higher-yielding securities -- including  mortgage-backed and agency securities
-- outperformed because their yields cushioned against price declines. The investment-grade corporate sector was a notable exception. Poor auto industry performance in 2005, before General Motors and Ford were downgraded to high-yield, hurt returns in this sector.

U.S. FIXED-INCOME TOTAL RETURNS
--------------------------------------------------------------------------------
For the 12 months ended March 31, 2006
--------------------------------------------------------------------------------
TREASURY SECURITIES
--------------------------------------------------------------------------------
3-month bill                                                   3.55%
--------------------------------------------------------------------------------
2-year note                                                    2.07%
--------------------------------------------------------------------------------
5-year note                                                    0.45%
--------------------------------------------------------------------------------
10-year note                                                   0.40%
--------------------------------------------------------------------------------
30-year bond                                                   0.37%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. BOND MARKET INDICES
--------------------------------------------------------------------------------
Corporate High-Yield                                           7.43%
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                     2.67%
--------------------------------------------------------------------------------
Agency                                                         2.58%
--------------------------------------------------------------------------------
Aggregate (multi-sector)                                       2.26%
--------------------------------------------------------------------------------
Treasury                                                       1.95%
--------------------------------------------------------------------------------
Corporate Investment-Grade                                     1.63%
--------------------------------------------------------------------------------
Source: Lehman Brothers Inc.

------
2

Prime Money Market - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                  -----------------------------------
                                         AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------
                                                              SINCE    INCEPTION
                         1 YEAR      5 YEARS  10 YEARS      INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS(1)         3.28%       1.81%     3.53%         3.81%     11/17/93
--------------------------------------------------------------------------------
90-DAY U.S.
TREASURY
BILL INDEX                3.53%       2.08%     3.61%      3.86%(2)           --
--------------------------------------------------------------------------------
LIPPER MONEY
MARKET INSTRUMENT
FUNDS AVERAGE
RETURN(3)                 2.86%       1.51%     3.29%      3.57%(2)           --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking(3)            59 of 355   61 of 299   44 of 189   25 of 134(2)        --
--------------------------------------------------------------------------------
Advisor Class          3.02%(1)    1.56%(1)        --         2.75%      8/28/98
--------------------------------------------------------------------------------
A Class(1)                3.05%          --        --         1.42%      1/31/03
--------------------------------------------------------------------------------
B Class(1)                                                               1/31/03
   No sales charge*       2.26%          --        --         0.92%
   With sales charge*    -1.74%          --        --        -0.02%
--------------------------------------------------------------------------------
C Class(1)                2.51%          --        --         0.91%       5/7/02
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (Please see the Share Class Information page for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Class returns would have been lower if American Century had not voluntarily waived a portion of its management fees or its service and distribution fees, as applicable.

(2)  Since 11/30/93, the date nearest the Investor Class's inception for which data are available.

(3)  Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
     rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

     Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

     Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual returns. This listing might not represent the complete universe of funds tracked by Lipper Inc.

     The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                                    (continued)

------
3

Prime Money Market - Performance

PORTFOLIO COMPOSITION BY CREDIT RATING

--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
A-1+                                         63%                    66%
--------------------------------------------------------------------------------
A-1                                          37%                    34%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

YIELDS AND WEIGHTED AVERAGE MATURITY
--------------------------------------------------------------------------------
7-DAY CURRENT YIELD AS OF MARCH 31, 2006*
--------------------------------------------------------------------------------
Investor Class                                         4.22%
--------------------------------------------------------------------------------
Advisor Class                                          3.97%
--------------------------------------------------------------------------------
A Class                                                3.95%
--------------------------------------------------------------------------------
B Class                                                3.22%
--------------------------------------------------------------------------------
C Class                                                3.47%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2006*
--------------------------------------------------------------------------------
Investor Class                                         4.31%
--------------------------------------------------------------------------------
Advisor Class                                          4.05%
--------------------------------------------------------------------------------
A Class                                                4.03%
--------------------------------------------------------------------------------
B Class                                                3.27%
--------------------------------------------------------------------------------
C Class                                                3.53%
--------------------------------------------------------------------------------
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   41 days               32 days
--------------------------------------------------------------------------------
*The yields presented reflect the waiver of a portion of the fund's management fees. Without such waiver, the 30-day yields would have been lower.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
1--30 days                                   56%                   60%
--------------------------------------------------------------------------------
31--90 days                                  34%                   35%
--------------------------------------------------------------------------------
91--180 days                                  7%                    5%
--------------------------------------------------------------------------------
More than 180 days                            3%                    --
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
4

Prime Money Market - Portfolio Commentary

PORTFOLIO MANAGER: DENISE LATCHFORD

PERFORMANCE SUMMARY

For the fiscal year ended March 31, 2006, Prime Money Market returned 3.28%*, ahead of the 2.86% average return of the 355 funds in Lipper Inc.'s money market funds category. The fund's fiscal-year return ranked in the top 20% of the
Lipper category, which is consistent with its longer-term performance--the fund's five- and 10-year returns ranked in the top 25% of the Lipper group. (See page 3 for additional performance information.)

ECONOMIC AND MARKET REVIEW

Money market rates increased during the one-year period, reaching their highest levels in five years. As the economy maintained its momentum and inflation increased modestly over the past year, the Federal Reserve (Fed) continued to raise short-term interest rates. The Fed enacted eight quarter-point rate hikes during the fiscal year, boosting its federal funds rate target from 2.75% to
4.75%--its highest level since April 2001. The Fed has now raised rates 15 times since mid-2004, the longest uninterrupted stretch of rate hikes since the runaway-inflation days of the late-1970s.

The Fed's actions provided a similar lift to money market rates; the three-month
Treasury bill yield rose from 2.79% to 4.63% during the one-year period.

PORTFOLIO STRATEGY

Prime Money Market's seven-day current yield increased from 2.13% to 4.22%
during the fiscal year, tracking the broad rise in money market yields. We maintained a relatively short average maturity for the portfolio in order to reflect higher money market rates more quickly. For the most part, the fund's average maturity ranged from 30-45 days, compared with an average maturity of
65-75 days for the fund in 2003, when the Fed was finishing its extended series of interest rate CUTS.

We increased the portfolio's commercial paper holdings from 44% to 54% of the portfolio during the fiscal year. After declining from 2001 to 2003, commercial paper issuance rebounded in 2004 and 2005, and issuance rose by more than $80 billion in the first quarter of 2006. The increased supply has made commercial paper yields more attractive, and we took advantage of the opportunity to expand our commercial paper position to more than half of the portfolio. We reduced our exposure to floating-rate notes and certificates of deposit to make room for the additional commercial paper holdings.

LOOKING AHEAD

Based on federal funds rate futures, the Fed is expected to raise short-term interest rates again in May 2006, but the timing of any further increases--if there are any--is much less clear. Consequently, after enjoying nearly two years of steadily rising yields, money market investors may see more stable rates in the second half of 2006. But regardless of the near-term outlook for rates, a money market fund like Prime Money Market can help preserve capital and add stability to a diversified portfolio.

*All fund returns, rankings and yields referenced in this commentary are for
Investor Class shares.

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical

                                                                     (continued)

------
6

Shareholder Fee Example (Unaudited)

examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   EXPENSES PAID
                                     BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                                    ACCOUNT VALUE  ACCOUNT VALUE     10/1/05 -        EXPENSE
                                       10/1/05        3/31/06          3/31/06        RATIO(1)

PRIME MONEY MARKET
SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------------
Investor Class (after waiver)(2)       $1,000         $1,018.90         $2.77          0.55%
----------------------------------------------------------------------------------------------
Investor Class (before waiver)         $1,000       $1,018.90(3)        $2.97          0.59%
----------------------------------------------------------------------------------------------
Advisor Class (after waiver)(2)        $1,000         $1,017.70         $4.02          0.80%
----------------------------------------------------------------------------------------------
Advisor Class (before waiver)          $1,000       $1,017.70(3)        $4.23          0.84%
----------------------------------------------------------------------------------------------
A Class (after waiver)(2)              $1,000         $1,017.80         $4.02          0.80%
----------------------------------------------------------------------------------------------
A Class (before waiver)                $1,000       $1,017.80(3)        $4.23          0.84%
----------------------------------------------------------------------------------------------
B Class (after waiver)(2)              $1,000         $1,013.90         $7.78          1.55%
----------------------------------------------------------------------------------------------
B Class (before waiver)                $1,000       $1,013.90(3)        $7.98          1.59%
----------------------------------------------------------------------------------------------
C Class (after waiver)(2)              $1,000         $1,015.20         $6.53          1.30%
----------------------------------------------------------------------------------------------
C Class (before waiver)                $1,000       $1,015.20(3)        $6.73          1.34%
----------------------------------------------------------------------------------------------
HYPOTHETICAL
----------------------------------------------------------------------------------------------
Investor Class (after waiver)(2)       $1,000         $1,022.19         $2.77          0.55%
----------------------------------------------------------------------------------------------
Investor Class (before waiver)         $1,000         $1,021.99         $2.97          0.59%
----------------------------------------------------------------------------------------------
Advisor Class (after waiver)(2)        $1,000         $1,020.94         $4.03          0.80%
----------------------------------------------------------------------------------------------
Advisor Class (before waiver)          $1,000         $1,020.74         $4.23          0.84%
----------------------------------------------------------------------------------------------
A Class (after waiver)(2)              $1,000         $1,020.94         $4.03          0.80%
----------------------------------------------------------------------------------------------
A Class (before waiver)                $1,000         $1,020.74         $4.23          0.84%
----------------------------------------------------------------------------------------------
B Class (after waiver)(2)              $1,000         $1,017.20         $7.80          1.55%
----------------------------------------------------------------------------------------------
B Class (before waiver)                $1,000         $1,017.00         $8.00          1.59%
----------------------------------------------------------------------------------------------
C Class (after waiver)(2)              $1,000         $1,018.45         $6.54          1.30%
----------------------------------------------------------------------------------------------
C Class (before waiver)                $1,000         $1,018.25         $6.74          1.34%
----------------------------------------------------------------------------------------------

(1)  Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)  During the six months ended March 31, 2006, the class had received a partial waiver of its management fees.

(3)  Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

------
7

Prime Money Market - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) -- 53.6%
--------------------------------------------------------------------------------
      $ 6,000,000  American Family Financial
                   Services, 4.52%, 5/2/06                       $    5,976,646
--------------------------------------------------------------------------------
       15,910,000  American Family Financial
                   Services, 4.70%, 6/15/06                          15,754,215
--------------------------------------------------------------------------------
        9,100,000  American Family Financial
                   Services, 4.84%, 7/14/06                           8,972,762
--------------------------------------------------------------------------------
        7,614,000  Amstel Funding Corp., 4.60%,
                   4/18/06 (Acquired 2/17/06,
                   Cost $7,555,626)(2)                                7,597,461
--------------------------------------------------------------------------------
       20,000,000  Amstel Funding Corp., 4.69%,
                   5/22/06 (Acquired 2/23/06,
                   Cost $19,770,711)(2)                              19,867,117
--------------------------------------------------------------------------------
        6,248,000  Amstel Funding Corp., 4.50%,
                   6/13/06 (Acquired 12/19/05,
                   Cost $6,110,544)(2)                                6,190,987
--------------------------------------------------------------------------------
       30,000,000  Barclays U.S. Funding LLC,
                   4.37%, 4/6/06                                     29,981,792
--------------------------------------------------------------------------------
       25,000,000  BNP Paribas Finance Inc.,
                   4.65%, 8/1/06                                     24,606,465
--------------------------------------------------------------------------------
       15,000,000  Cedar Springs Capital Co.,
                   4.76%, 4/18/06 (Acquired
                   3/22/06, Cost $14,946,450)(2)                     14,966,283
--------------------------------------------------------------------------------
        5,000,000  Cedar Springs Capital Co.,
                   4.53%, 4/19/06 (Acquired
                   1/23/06, Cost $4,945,892)(2)                       4,988,675
--------------------------------------------------------------------------------
        1,514,000  Cedar Springs Capital Co.,
                   4.61%, 5/2/06 (Acquired
                   2/3/06, Cost $1,496,939)(2)                        1,507,990
--------------------------------------------------------------------------------
       10,000,000  Cedar Springs Capital Co.,
                   4.67%, 5/22/06 (Acquired
                   2/21/06, Cost $9,883,250)(2)                       9,933,842
--------------------------------------------------------------------------------
       20,509,000  Cedar Springs Capital
                   Co., 4.52%, 6/13/06
                   (Acquired 12/16/05,
                   Cost $20,055,797)(2)                              20,321,024
--------------------------------------------------------------------------------
       20,000,000  Charta LLC, 4.44%, 4/7/06
                   (Acquired 1/9/06, Cost
                   $19,782,933)(2)                                   19,985,200
--------------------------------------------------------------------------------
       28,000,000  Citibank Credit Card Issuance
                   Trust, 4.63%, 4/24/06
                   (Acquired 2/24/06,
                   Cost $27,798,338)(2)                              27,917,174
--------------------------------------------------------------------------------
       12,000,000  Citibank Credit Card Issuance
                   Trust, 4.78%, 5/10/06
                   (Acquired 3/28/06,
                   Cost $11,931,487)(2)                              11,937,860
--------------------------------------------------------------------------------
       20,000,000  CRC Funding LLC, 4.57%,
                   4/17/06 (Acquired 2/6/06,
                   Cost $19,822,278)(2)                              19,959,378
--------------------------------------------------------------------------------
       20,000,000  Credit Suisse First Boston,
                   4.68%, 5/22/06                                    19,867,400
--------------------------------------------------------------------------------
       20,000,000  Crown Point Capital Co.,
                   4.61%, 5/8/06 (Acquired
                   2/8/06, Cost $19,772,061)(2)                      19,905,239
--------------------------------------------------------------------------------
       23,400,000  Crown Point Capital Co.,
                   4.67%, 5/16/06 (Acquired
                   2/16/06-2/21/06,
                   Cost $23,139,777)(2)                              23,263,507
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $30,000,000  Danske Corporation, 4.62%,
                   4/28/06 (Acquired 2/24/06,
                   Cost $29,772,850)(2)                          $   29,896,050
--------------------------------------------------------------------------------

        9,277,000  Depfa Bank plc, 4.50%,
                   4/11/06 (Acquired 1/18/06,
                   Cost $9,180,751)(2)                                9,265,403
--------------------------------------------------------------------------------

        2,850,000  Depfa Bank plc, 4.50%,
                   4/12/06 (Acquired 1/18/06,
                   Cost $2,820,075)(2)                                2,846,081
--------------------------------------------------------------------------------

        3,989,000  Depfa Bank plc, 4.58%,
                   4/27/06 (Acquired 2/1/06,
                   Cost $3,945,863)(2)                                3,975,805
--------------------------------------------------------------------------------

       20,000,000  Depfa Bank plc, 4.60%,
                   5/3/06 (Acquired 2/6/06,
                   Cost $19,780,222)(2)                              19,918,222
--------------------------------------------------------------------------------

       20,000,000  Emerald Notes of the MBNA,
                   4.49%, 4/11/06 (Acquired
                   1/18/06, Cost $19,792,961)(2)                     19,975,055
--------------------------------------------------------------------------------

       33,000,000  Emerald Notes of the MBNA,
                   4.63%, 5/11/06 (Acquired
                   2/8/06, Cost $32,609,537)(2)                      32,830,234
--------------------------------------------------------------------------------

       25,000,000  Falcon Asset Security Corp.,
                   4.52%, 7/10/06 (Acquired
                   1/10/06, Cost $24,431,861)(2)                     24,686,111
--------------------------------------------------------------------------------

       34,000,000  Fortis Funding LLC, 4.65%,
                   5/8/06 (Acquired 3/6/06,
                   Cost $33,723,325)(2)                              33,837,509
--------------------------------------------------------------------------------

       14,349,000  Govco Incorporated, 4.68%,
                   5/23/06 (Acquired 2/23/06,
                   Cost $14,182,982)(2)                              14,252,001
--------------------------------------------------------------------------------

       11,300,000  Govco Incorporated, 4.70%,
                   5/24/06 (Acquired 2/24/06,
                   Cost $11,168,700)(2)                              11,221,810
--------------------------------------------------------------------------------

       20,000,000  Govco Incorporated, 4.51%,
                   6/20/06 (Acquired 12/20/05,
                   Cost $19,543,989)(2)                              19,799,556
--------------------------------------------------------------------------------

        5,000,000  HBOS Treasury Services plc,
                   4.67%, 5/17/06                                     4,970,196
--------------------------------------------------------------------------------

       20,000,000  Ixis, 4.65%, 5/4/06 (Acquired
                   3/1/06, Cost $19,834,667)(2)                      19,914,750
--------------------------------------------------------------------------------

        8,200,000  Ixis, 4.63%, 5/8/06 (Acquired
                   2/23/06, Cost $8,121,959)(2)                       8,160,979
--------------------------------------------------------------------------------

       25,000,000  Ixis, 4.57%, 5/16/06
                   (Acquired 2/1/06, Cost
                   $24,669,944)(2)                                   24,857,187
--------------------------------------------------------------------------------

       41,510,000  Legacy Capital LLC, 4.60%,
                   4/6/06 (Acquired 2/10/06-
                   3/6/06, Cost $41,310,546)(2)                      41,483,487
--------------------------------------------------------------------------------

       10,000,000  Legacy Capital LLC, 4.64%,
                   5/9/06 (Acquired 2/14/06,
                   Cost $9,891,733)(2)                                9,951,022
--------------------------------------------------------------------------------

        9,000,000  Legacy Capital LLC, 4.80%,
                   6/5/06 (Acquired 3/10/06,
                   Cost $8,895,600)(2)                                8,922,000
--------------------------------------------------------------------------------

        5,850,000  Lexington Parker Capital,
                   4.46%, 4/6/06 (Acquired
                   1/6/06, Cost $5,784,773)(2)                        5,846,376
--------------------------------------------------------------------------------

       15,000,000  Lexington Parker Capital,
                   4.49%, 4/10/06 (Acquired
                   1/12/06, Cost $14,835,367)(2)                     14,983,162
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Prime Money Market - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $25,000,000  Lexington Parker Capital,
                   4.66%, 5/16/06 (Acquired
                   2/17/06, Cost $24,715,222)(2)                 $   24,854,375
--------------------------------------------------------------------------------
        2,130,000  Lexington Parker Capital,
                   4.71%, 5/17/06 (Acquired
                   3/1/06, Cost $2,108,542)(2)                        2,117,181
--------------------------------------------------------------------------------
       10,000,000  Lexington Parker Capital,
                   4.65%, 7/18/06 (Acquired
                   2/1/06, Cost $9,784,292)(2)                        9,860,500
--------------------------------------------------------------------------------
        6,700,000  Nieuw Amsterdam Rec,
                   4.67%, 4/17/06 (Acquired
                   3/8/06, Cost $6,665,234)(2)                        6,686,094
--------------------------------------------------------------------------------
        4,204,000  Nieuw Amsterdam Rec,
                   4.67%, 4/18/06 (Acquired
                   3/8/06, Cost $4,181,641)(2)                        4,194,729
--------------------------------------------------------------------------------
       20,000,000  Nieuw Amsterdam Rec,
                   4.62%, 4/24/06 (Acquired
                   2/16/06, Cost $19,828,033)(2)                     19,940,967
--------------------------------------------------------------------------------
       30,000,000  Paradigm Funding LLC,
                   4.61%, 4/5/06 (Acquired
                   3/6/06, Cost $29,884,750)(2)                      29,984,633
--------------------------------------------------------------------------------
        1,500,000  Paradigm Funding LLC,
                   4.38%, 4/13/06 (Acquired
                   11/21/05, Cost $1,473,903)(2)                      1,497,810
--------------------------------------------------------------------------------
       15,000,000  Paradigm Funding LLC,
                   4.77%, 4/24/06 (Acquired
                   3/27/06, Cost $14,944,350)(2)                     14,954,288
--------------------------------------------------------------------------------
       25,000,000  Preferred Receivable
                   Funding, 4.67%, 6/12/06
                   (Acquired 2/10/06,
                   Cost $24,604,347)(2)                              24,766,500
--------------------------------------------------------------------------------
       25,000,000  Preferred Receivable
                   Funding, 4.55%, 7/13/06
                   (Acquired 1/12/06,
                   Cost $24,424,931)(2)                              24,674,548
--------------------------------------------------------------------------------
       30,000,000  Societe Generale,
                   4.38%, 4/6/06                                     29,981,750
--------------------------------------------------------------------------------
       25,000,000  Societe Generale,
                   4.78%, 5/22/06                                    24,830,885
--------------------------------------------------------------------------------
        2,100,000  Spintab AB, 4.56%, 4/3/06                          2,099,468
--------------------------------------------------------------------------------
       15,000,000  Spintab AB, 4.73%, 4/18/06                        14,966,496
--------------------------------------------------------------------------------
       40,000,000  Spintab AB, 4.73%, 6/1/06                         39,679,412
--------------------------------------------------------------------------------
       17,000,000  Stadshypotek Deleware, Inc.,
                   4.59%, 5/18/06 (Acquired
                   2/1/06, Cost $16,770,245)(2)                      16,898,128
--------------------------------------------------------------------------------
       26,806,000  Thunder Bay Funding LLC,
                   4.56%, 4/3/06 (Acquired
                   3/1/06, Cost $26,693,951)(2)                      26,799,209
--------------------------------------------------------------------------------
       25,000,000  Thunder Bay Funding LLC,
                   4.67%, 5/22/06 (Acquired
                   2/21/06, Cost $24,708,375)(2)                     24,834,746
--------------------------------------------------------------------------------
        5,800,000  Toronto Dominion Holdings,
                   4.65%, 7/28/06 (Acquired
                   1/31/06, Cost $5,666,648)(2)                       5,711,599
--------------------------------------------------------------------------------
       16,040,000  UBS Finance LLC,
                   4.73%, 4/20/06                                    15,999,958
--------------------------------------------------------------------------------
       25,000,000  Windmill Funding Corp.,
                   4.56%, 4/3/06 (Acquired
                   3/1/06, Cost $24,898,667)(2)                      24,993,667
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $25,000,000  Windmill Funding Corp.,
                   4.61%, 4/24/06 (Acquired
                   2/21/06, Cost $24,801,514)(2)                 $   24,926,368
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                            1,090,347,324
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE BONDS -- 24.0%
--------------------------------------------------------------------------------
        3,260,000  A&M Hospital Convention
                   Center, VRN, 4.88%, 4/6/06
                   (LOC: Columbus Bank & Trust)                       3,260,000
--------------------------------------------------------------------------------
        1,285,000  A&M Hospitalities LLC, VRN,
                   4.88%, 4/6/06 (LOC:
                   Columbus Bank & Trust)                             1,285,000
--------------------------------------------------------------------------------
        5,600,000  AIK Partners LLC, VRN,
                   4.85%, 4/6/06 (LOC:
                   Wachovia Bank N.A.)                                5,600,000
--------------------------------------------------------------------------------
       30,000,000  Barclays Bank plc (New
                   York), VRN, 4.72%, 4/21/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.06% with no caps                                29,998,946
--------------------------------------------------------------------------------
        1,970,000  Capital Markets Access Co.
                   LLC, VRN, 4.88%, 4/6/06                            1,970,000
--------------------------------------------------------------------------------
        5,775,000  Capital Markets Access Co.
                   LLC, VRN, 4.88%, 4/6/06                            5,775,000
--------------------------------------------------------------------------------
          950,000  Capital Markets Access Co.
                   LLC, VRN, 4.88%, 4/6/06                              950,000
--------------------------------------------------------------------------------
        4,410,000  Chaffee Point Hospitalities
                   LLC, VRN, 4.88%, 4/6/06
                   (LOC: Columbus Bank & Trust)                       4,410,000
--------------------------------------------------------------------------------
       20,000,000  Citigroup Global Markets
                   Holdings Inc., VRN, 4.98%,
                   6/6/06, resets quarterly off
                   the 3-month LIBOR plus
                   0.14% with no caps                                20,006,399
--------------------------------------------------------------------------------
       11,605,000  Cityscape SCP LLC, VRN,
                   4.83%, 4/6/06 (LOC:
                   Columbus Bank & Trust)                            11,605,000
--------------------------------------------------------------------------------
        2,400,000  Coastal Area Stores Inc./
                   Tattnall Foods Inc., VRN,
                   4.88%, 4/6/06 (LOC:
                   Columbus Bank & Trust)                             2,400,000
--------------------------------------------------------------------------------
        3,550,000  Colorado Natural Gas Inc.,
                   VRN, 4.83%, 4/6/06 (LOC:
                   Harris Trust & Savings Bank)                       3,550,000
--------------------------------------------------------------------------------
        4,025,000  Colorado Natural Gas Inc.,
                   VRN, 4.83%, 4/6/06                                 4,025,000
--------------------------------------------------------------------------------
        5,170,000  Dormitory Partnership
                   Phase I, VRN, 4.88%, 4/6/06
                   (LOC: Allied Irish Bank plc)                       5,170,000
--------------------------------------------------------------------------------
        8,250,000  Fiore Capital LLC, VRN,
                   4.83%, 4/6/06                                      8,250,000
--------------------------------------------------------------------------------
        2,000,000  Freehold Young Men's
                   Christian Association (The),
                   VRN, 4.83%, 4/6/06 (LOC:
                   Wachovia Bank N.A.)                                2,000,000
--------------------------------------------------------------------------------
       21,000,000  Gwinnett Instructional LLC,
                   VRN, 4.83%, 4/6/06
                   (LOC: Allied Irish Bank plc)                      21,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Prime Money Market - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $25,000,000  HBOS Treasury Services plc,
                   VRN, 4.65%, 4/12/06, resets
                   quarterly off the 3-month
                   LIBOR plus 0.08% with no
                   caps (Acquired 1/12/06,
                   Cost $25,030,000)(2)                          $   25,023,507
--------------------------------------------------------------------------------
       15,000,000  HBOS Treasury Services plc,
                   VRN, 4.98%, 6/30/06, resets
                   quarterly off the 3-month
                   LIBOR plus 0.02% with no
                   caps (Acquired 2/15/06,
                   Cost $15,001,140)(2)                              15,000,801
--------------------------------------------------------------------------------
        6,000,000  Herman & Kittle Capital
                   LLC, VRN, 4.90%, 4/6/06
                   (LOC: FHLB)                                        6,000,000
--------------------------------------------------------------------------------
        1,530,000  Herman & Kittle Capital
                   LLC, VRN, 4.90%, 4/6/06
                   (LOC: FHLB)                                        1,530,000
--------------------------------------------------------------------------------
       23,655,000  KMS Fed Ex L.P., VRN,
                   5.00%, 4/3/06 (LOC: Union
                   Bank of California)                               23,655,000
--------------------------------------------------------------------------------
        6,250,000  McMurry Residence
                   Partnership I Ltd., VRN,
                   4.88%, 4/6/06 (LOC:
                   Wells Fargo Bank, N.A.)                            6,250,000
--------------------------------------------------------------------------------
       21,000,000  Merrill Lynch & Co., Inc.,
                   VRN, 4.88%, 4/18/06,
                   resets quarterly off the
                   3-month LIBOR plus
                   0.28% with no caps                                21,003,092
--------------------------------------------------------------------------------
        7,100,000  Mullenix-St Charles Properties
                   LP, VRN, 4.84%, 4/6/06
                   (LOC: ABN AMRO Bank N.V.)                          7,100,000
--------------------------------------------------------------------------------
        5,500,000  Oklahoma Christian
                   University Inc., VRN,
                   4.88%, 4/6/06 (LOC: FHLB)                          5,500,000
--------------------------------------------------------------------------------
       10,530,000  OSS Realty Co., VRN, 4.85%,
                   4/6/06 (LOC: SunTrust Bank)                       10,530,000
--------------------------------------------------------------------------------
        5,450,000  Roman Catholic Bishop of San
                   Jose, VRN, 4.82%, 4/6/06
                   (LOC: Allied Irish Bank plc)                       5,450,000
--------------------------------------------------------------------------------
       25,000,000  Royal Bank of Scotland
                   (New York), VRN, 4.58%,
                   4/5/06, resets monthly off  the
                   1-month LIBOR minus
                   0.08% with no caps                                24,997,952
--------------------------------------------------------------------------------
       20,000,000  Royal Bank of Scotland
                   (New York), VRN, 4.52%,
                   4/21/06, resets quarterly off
                   the 3-month LIBOR minus
                   0.09% with no caps                                19,996,820
--------------------------------------------------------------------------------
        7,500,000  Salvation Army, VRN,
                   4.83%, 4/6/06 (LOC:
                   Bank of New York)                                  7,500,000
--------------------------------------------------------------------------------
        8,000,000  Salvation Army, VRN,
                   4.83%, 4/6/06 (LOC:
                   Bank of New York)                                  8,000,000
--------------------------------------------------------------------------------
       16,800,000  Signal International LLC/
                   Signal International L.P., VRN,
                   4.83%, 4/6/06 (LOC: General
                   Electric Capital Corporation)
                   (Acquired 12/29/05,
                   Cost $16,800,000)(2)                              16,800,000
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $ 5,000,000  SunTrust Bank, VRN, 4.74%,
                   4/24/06, resets monthly off
                   the 1-month LIBOR minus
                   0.05% with no caps                            $    5,000,000
--------------------------------------------------------------------------------
       10,000,000  Toyota Motor Credit Corp.,
                   3.65%, 4/13/06                                     9,996,918
--------------------------------------------------------------------------------
       25,000,000  Toyota Motor Credit Corp.,
                   3.00%, 6/9/06                                     24,925,559
--------------------------------------------------------------------------------
       10,000,000  Toyota Motor Credit Corp.,
                   VRN, 4.60%, 4/6/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.06% with no caps                                 9,999,985
--------------------------------------------------------------------------------
       50,000,000  Transamerica Occidental
                   Life Insurance Co., VRN,
                   4.79%, 5/1/06, resets
                   quarterly off the 3-month
                   LIBOR plus 0.11% with
                   no caps (Acquired 11/9/99,
                   Cost $50,000,000)(2)                              50,000,000
--------------------------------------------------------------------------------
       41,000,000  Travelers Insurance Co.
                   Group, VRN, 4.78%, 5/8/06,
                   resets quarterly off the
                   3-month LIBOR plus 0.08%
                   with no caps (Acquired
                   8/7/03, Cost $41,000,000)(2)                      41,000,000
--------------------------------------------------------------------------------
       11,390,000  Woodgrain Millwork, VRN,
                   4.85%, 4/6/06 (LOC: General
                   Electric Capital Corporation)                     11,390,000
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               487,904,979
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 15.6%
--------------------------------------------------------------------------------
        4,745,000  Babylon Industrial
                   Development Agency Rev.,
                   Series 2004 A, (Topiderm  Inc.),
                   VRDN, 4.86%, 4/6/06
                   (LOC: Citibank N.A.)                               4,745,000
--------------------------------------------------------------------------------
        5,625,000  Calexico Unified School
                   District COP, (Refinancing
                   Project), VRDN, 4.86%,
                   4/6/06 (XLCA) (SBBPA:
                   Wachovia Bank N.A.)                                5,625,000
--------------------------------------------------------------------------------
        8,160,000  California Educational
                   Facilities Auth. Rev., Series
                   2005 B, (University La Verne),
                   VRDN, 4.97%, 4/6/06
                   (LOC: Allied Irish Bank plc)                       8,160,000
--------------------------------------------------------------------------------
       12,600,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2002 B,
                   (Biola University), VRDN,
                   4.80%, 4/6/06
                   (LOC: BNP Paribas)                                12,600,000
--------------------------------------------------------------------------------
        5,420,000  City of Fairfield Rev., Series
                   2005 A, VRDN, 4.82%, 4/6/06
                   (LOC: Landesbank Hessen-
                   Thuringen Girozentrale)                            5,420,000
--------------------------------------------------------------------------------
       18,165,000  City of New York GO, Series
                   2005 Q, 4.00%, 8/1/06                             18,120,067
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

Prime Money Market - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $ 3,270,000  Columbus Development
                   Auth. Rev., (Woodmont
                   Properties LLC), VRDN,
                   4.88%, 4/6/06 (LOC:
                   Columbus Bank & Trust)                        $    3,270,000
--------------------------------------------------------------------------------
       20,000,000  Concordia College Rev.,
                   VRDN, 4.83%, 4/3/06
                   (LOC: Bank of America N.A.)                       20,000,000
--------------------------------------------------------------------------------
       20,000,000  Cook County GO, Series
                   2005 D, (Public
                   Improvements), VRDN,
                   4.85%, 4/5/06 (SBBPA:
                   Depfa Bank plc)                                   20,000,000
--------------------------------------------------------------------------------
        2,880,000  El Monte COP, Series
                   2003 B, (Community
                   Improvement), VRDN,
                   4.88%, 4/6/06 (LOC:
                   California State Teacher's
                   Retirement System)                                 2,880,000
--------------------------------------------------------------------------------
        6,905,000  Gadsden Airport Auth. Rev.,
                   VRDN, 4.85%, 4/6/06
                   (LOC: Southtrust Bank N.A.)                        6,905,000
--------------------------------------------------------------------------------
        7,880,000  Georgia Municipal Gas Auth.
                   Rev., (National Gas Utility
                   Improvements), VRDN, 4.86%,
                   4/6/06 (LOC: Wachovia Bank N.A.
                   and JPMorgan Chase Bank)                           7,880,000
--------------------------------------------------------------------------------
        9,000,000  Jackson Energy Auth. Rev.,
                   Series 2003 B, VRDN, 4.80%,
                   4/6/06 (FGIC) (SBBPA: Bank
                   of America N.A.)                                   9,000,000
--------------------------------------------------------------------------------
        2,500,000  JJB Properties LLC Rev.,
                   (Rental Property), VRDN,
                   4.83%, 4/6/06 (LOC:
                   Arvest Bank and FHLB)                              2,500,000
--------------------------------------------------------------------------------
        6,000,000  Kankakee GO, (Exit 308),
                   VRDN, 4.83%, 4/6/06
                   (RADIAN) (SBBPA: Bank
                   One N.A.)                                          6,000,000
--------------------------------------------------------------------------------
        1,600,000  Las Cruces Industrial Rev.,
                   (F&A Dairy Products), VRDN,
                   4.87%, 6/1/06 (LOC: Wells
                   Fargo Bank N.A.)                                   1,600,000
--------------------------------------------------------------------------------
        2,945,000  Long Beach Rev., Series
                   2004 A, (Towne Center
                   Site), VRDN, 4.90%, 4/6/06
                   (LOC: Allied Irish Bank plc)                       2,945,000
--------------------------------------------------------------------------------
        5,900,000  Lower Colorado River
                   Auth. Rev., 4.71%, 5/3/06
                   (Acquired 2/2/06,
                   Cost $5,900,000)(2)                                5,900,000
--------------------------------------------------------------------------------
        7,500,000  Mississippi Business Finance
                   Corp. Rev., (Future Pipe
                   Industries, Inc.) VRDN, 4.83%,
                   4/6/06 (LOC: Mashreqbank
                   and Bank of New York)                              7,500,000
--------------------------------------------------------------------------------
        6,500,000  Mississippi Business
                   Finance Corp. Rev., (Medical
                   Development Properties),
                   VRDN, 4.83%, 4/6/06
                   (LOC: Bancorpsouth Bank
                   and FHLB)                                          6,500,000
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $11,000,000  Mississippi Business Finance
                   Corp. Rev., (Skyline Steel
                   Pipe), VRDN, 4.83%, 4/6/06
                   (LOC: Fortis Bank SA N.V.)                    $   11,000,000
--------------------------------------------------------------------------------
       10,000,000  Mississippi Business Finance
                   Corporation Industrial
                   Development Rev., (VC Regional
                   Assembly), VRDN,
                   4.82%, 4/5/06 (LOC:
                   JPMorgan Chase Bank)                              10,000,000
--------------------------------------------------------------------------------
       20,000,000  New Orleans Rev., VRDN,
                   5.06%, 4/6/06 (Ambac)
                   (SBBPA: Bank One Louisiana)                       20,000,000
--------------------------------------------------------------------------------
        4,575,000  Newton Economic
                   Development Rev., (Medical
                   Office Plaza), VRDN, 4.80%,
                   4/6/06 (LOC: Bank of
                   America N.A.)                                      4,575,000
--------------------------------------------------------------------------------
       17,166,000  Oaks Christian School Rev.,
                   VRDN, 4.83%, 4/6/06
                   (LOC: U.S. Bank N.A.)                             17,166,000
--------------------------------------------------------------------------------
        1,300,000  Olathe Industrial Rev.,
                   (Zschoche Family), VRDN,
                   4.90%, 4/6/06 (LOC: U.S.
                   Bank N.A.)                                         1,300,000
--------------------------------------------------------------------------------
        5,000,000  Omaha Special Obligation Rev.,
                   (Riverfront Redevelopment),
                   VRDN, 4.92%, 4/5/06 (Ambac)
                   (SBBPA: Dexia Credit Local)                        5,000,000
--------------------------------------------------------------------------------
        1,900,000  Orange County Industrial
                   Development Auth. Rev.,
                   (Jewish Federation of  Greater
                   Orlando), VRDN, 4.80%,
                   4/6/06 (LOC: Bank
                   of America N.A.)                                   1,900,000
--------------------------------------------------------------------------------
       10,780,000  Pasadena COP, (Los Robles
                   Avenue Parking Facilities),
                   VRDN, 4.82%, 4/4/06 (LOC:
                   Bank of New York and
                   California State Teacher's
                   Retirement System)                                10,780,000
--------------------------------------------------------------------------------
        1,295,000  Plymouth Rev., (Carlson
                   Center), VRDN, 4.90%,
                   4/6/06 (LOC: U.S. Bank N.A.)                       1,295,000
--------------------------------------------------------------------------------
        9,990,000  Putnam County Industrial
                   Development Agency Rev.,
                   (Sincerity Facility LLC),
                   VRDN, 4.83%, 4/6/06
                   (LOC: Bank of New York)                             9,990,000
--------------------------------------------------------------------------------
        6,400,000  Roman Catholic Diocese of
                   Raleigh Rev., Series 2002 A,
                   VRDN, 4.88%, 4/6/06
                   (LOC: Bank of America N.A.)                        6,400,000
--------------------------------------------------------------------------------
        4,870,000  Santa Rosa Pension
                   Obligation Rev., Series
                   2003 A, VRDN, 4.82%,
                   4/6/06 (LOC: Landesbank
                   Hessen-Thuringen Girozentrale)                     4,870,000
--------------------------------------------------------------------------------
        7,320,013  Savannah College of Art &
                   Design Inc. Rev., Series 2004
                   BD, VRDN, 4.83%, 4/6/06
                   (LOC: Bank of America N.A.)                        7,320,013
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

Prime Money Market - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $ 9,000,000  South Carolina Public Service
                   Auth. Rev., Series 2002 C,
                   5.27%, 1/1/07 (FSA)                           $    9,037,242
--------------------------------------------------------------------------------
       12,555,000  Southeast Alabama Gas
                   District Rev., VRDN, 4.85%,
                   4/6/06 (XLCA)                                     12,555,000
--------------------------------------------------------------------------------
        4,245,000  Sterling Tax Allocation Rev.,
                   (Rock River Redevelopment),
                   VRDN, 4.87%, 4/5/06
                   (LOC: Wachovia Bank N.A.)                          4,245,000
--------------------------------------------------------------------------------
       12,700,000  Texas Municipal Power
                   Agency Rev., Series 2005 A,
                   4.85%, 6/2/06 (Acquired
                   3/8/06, Cost $12,700,000)(2)                      12,700,000
--------------------------------------------------------------------------------
        8,587,000  Tulare County Public
                   Financing Auth. Rev.,
                   (Millennium Fund Program),
                   VRDN, 4.62%, 4/3/06 (LOC:
                   Bayerische Landesbank)                             8,587,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES                                          316,270,322
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 4.5%
--------------------------------------------------------------------------------
       40,000,000  American Express Centurion
                   Bank, 4.73%, 4/20/06
                   (Acquired 3/21/06, Cost
                   $40,000,000)(2)                                   40,000,000
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $20,000,000  Citibank N.A., 4.74%,
                   5/23/06 (Acquired 2/23/06,
                   Cost $20,000,000)(2)                          $   20,000,000
--------------------------------------------------------------------------------
       20,000,000  First Tennessee Bank
                   N.A., 4.70%, 4/17/06
                   (Acquired 3/15/06,
                   Cost $20,000,000)(2)                              20,000,000
--------------------------------------------------------------------------------
       11,600,000  Royal Bank of Scotland
                   (New York), 4.82%, 1/18/07
                   (Acquired 12/21/05,
                   Cost $11,602,532)(2)                              11,601,882
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                        91,601,882
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES -- 3.0%
--------------------------------------------------------------------------------
       15,000,000  FHLB, 2.23%, 4/21/06                              14,982,936
--------------------------------------------------------------------------------
       10,000,000  FHLB, 5.00%, 1/29/07                              10,000,000
--------------------------------------------------------------------------------
       15,000,000  FHLB, 4.80%, 2/23/07                              15,000,000
--------------------------------------------------------------------------------
       20,000,000  FHLB, 4.89%, 3/5/07                               20,000,000
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                    59,982,936
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.7%                                              2,046,107,443
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.7)%                              (14,846,449)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $2,031,260,994
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

RADIAN = Radian Asset Assurance, Inc.

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective March 31, 2006.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2006.

XLCA = XL Capital Ltd.

(1) The rate indicated is the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2006 was $1,110,686,069, which represented 54.7% of total net assets. Restricted securities considered illiquid represent 4.5% of total net assets.

See Notes to Financial Statements.

------
12

Statement of Assets and Liabilities

MARCH 31, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(amortized cost and cost for
federal income tax purposes)                                     $2,046,107,443
--------------------------------------------------------
Cash                                                                    961,445
--------------------------------------------------------
Receivable for capital shares sold                                      162,254
--------------------------------------------------------
Interest receivable                                                   4,849,404
--------------------------------------------------------
Prepaid portfolio insurance                                             306,145
--------------------------------------------------------------------------------
                                                                  2,052,386,691
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                    20,172,744
--------------------------------------------------------
Accrued management fees                                                 940,893
--------------------------------------------------------
Distribution fees payable                                                 1,117
--------------------------------------------------------
Service fees (and distribution
fees - A Class) payable                                                  10,943
--------------------------------------------------------------------------------
                                                                     21,125,697
--------------------------------------------------------------------------------

NET ASSETS                                                       $2,031,260,994
================================================================================
NET ASSETS CONSIST OF:

Capital paid in                                                  $2,031,299,986
--------------------------------------------------------
Accumulated net realized loss
on investment transactions                                              (38,992)
--------------------------------------------------------------------------------
                                                                 $2,031,260,994
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                       $1,981,963,778
--------------------------------------------------------
Shares outstanding                                                1,982,002,137
--------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                           $3,145,392
--------------------------------------------------------
Shares outstanding                                                    3,144,786
--------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                                                          $45,154,438
--------------------------------------------------------
Shares outstanding                                                   45,155,793
--------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                                                             $134,338
--------------------------------------------------------
Shares outstanding                                                      134,346
--------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                                             $863,048
--------------------------------------------------------
Shares outstanding                                                      863,047
--------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
13

Statement of Operations

YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------

INCOME:
--------------------------------------------------------------------
Interest                                                            $77,932,851
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                      11,707,140
--------------------------------------------------------------------
Distribution fees:
--------------------------------------------------------------------
  Advisor Class                                                           7,621
--------------------------------------------------------------------
  B Class                                                                   848
--------------------------------------------------------------------
  C Class                                                                 2,332
--------------------------------------------------------------------
Service fees:
--------------------------------------------------------------------
  Advisor Class                                                           7,621
--------------------------------------------------------------------
  B Class                                                                   283
--------------------------------------------------------------------
  C Class                                                                 1,166
--------------------------------------------------------------------
Service and distribution fees -- A Class                                 18,646
--------------------------------------------------------------------
Trustees' fees and expenses                                              92,606
--------------------------------------------------------------------
Portfolio insurance                                                     370,115
--------------------------------------------------------------------------------
                                                                     12,208,378
Amount waived                                                          (542,002)
--------------------------------------------------------------------------------
                                                                     11,666,376
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                66,266,475
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS                                              (19,620)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM OPERATIONS                                $66,246,855
================================================================================

See Notes to Financial Statements.

------
14

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2006 AND MARCH 31, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                   2006                2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                         $   66,266,475     $   24,723,495
------------------------------------------

Net realized gain (loss)                             (19,620)           (11,590)
--------------------------------------------------------------------------------
Net increase (decrease)
in net assets
resulting from operations                         66,246,855         24,711,905
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------
  Investor Class                                 (65,870,629)       (24,691,275)
------------------------------------------
  Advisor Class                                      (93,086)           (28,527)
------------------------------------------
  A Class                                           (288,507)              (690)
------------------------------------------
  B Class                                             (2,602)              (315)
------------------------------------------
  C Class                                            (11,651)            (2,688)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                               (66,266,475)       (24,723,495)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions                        63,825,653       (162,215,806)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS             63,806,033       (162,227,396)
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                            1,967,454,961      2,129,682,357
--------------------------------------------------------------------------------
End of period                                 $2,031,260,994     $1,967,454,961
================================================================================

See Notes to Financial Statements.

------
15

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to earn the highest level of current income while preserving the value of your investment. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Advisor Class, the A Class, the B Class and the C Class. The A Class, B Class
and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                     (continued)

------
16

Notes to Financial Statements

MARCH 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1)
an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the
Investment Category Fee range from 0.2370% to 0.3500% and the rates for the
Complex Fee (Investor Class, A Class, B Class and C Class) range from 0.2500% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. Effective July 29, 2005, ACIM voluntarily agreed to waive 0.039% of its management fee. This fee waiver may be revised or terminated at any time without notice. The effective annual management fee before waiver for the year ended
March 31, 2006 was 0.57% for the Investor Class, A Class, B Class, and C Class,
and 0.32% for the Advisor Class. The effective annual management fee after waiver for the year ended March 31, 2006 was 0.55% for the Investor Class, A
Class, B Class, and C Class, and 0.30% for the Advisor Class.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class and C Class (collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the Advisor Class, B Class and C Class will pay American Century
Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                             ADVISOR                B                    C
--------------------------------------------------------------------------------
Distribution Fee              0.25%               0.75%                0.50%
--------------------------------------------------------------------------------
Service Fee                   0.25%               0.25%                0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B and C Class shares. Fees incurred under the plans during the year ended March 31, 2006, are detailed in the Statement of Operations.

MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with Ambac Assurance
Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to Ambac, which are amortized daily over one year. For the year ended March 31, 2006, the annualized ratio of money market insurance expense to average net assets was
0.02%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC.

JPMorgan Chase Bank is a custodian of the fund and a wholly owned subsidiary of
J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

                                                                   (continued)

------
17

Notes to Financial Statements

MARCH 31, 2006

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

                                                    SHARES            AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
---------------------------------------------
Sold                                            2,104,960,382    $2,104,960,382
---------------------------------------------
Issued in reinvestment of distributions            64,257,188        64,257,188
---------------------------------------------
Redeemed                                       (2,151,370,189)   (2,151,370,189)
--------------------------------------------------------------------------------
Net increase (decrease)                            17,847,381    $   17,847,381
================================================================================
YEAR ENDED MARCH 31, 2005
---------------------------------------------
Sold                                            1,784,870,048    $1,784,870,048
---------------------------------------------
Issued in reinvestment of distributions            24,240,697        24,240,697
---------------------------------------------
Redeemed                                       (1,971,397,036)   (1,971,397,036)
--------------------------------------------------------------------------------
Net increase (decrease)                          (162,286,291)     (162,286,291)
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
---------------------------------------------
Sold                                                2,930,902        $2,930,902
---------------------------------------------
Issued in reinvestment of distributions                90,750            90,750
---------------------------------------------
Redeemed                                           (2,436,416)       (2,436,416)
--------------------------------------------------------------------------------
Net increase (decrease)                               585,236        $  585,236
================================================================================
YEAR ENDED MARCH 31, 2005
---------------------------------------------
Sold                                                3,619,279        $3,619,279
---------------------------------------------
Issued in reinvestment of distributions                27,452            27,452
---------------------------------------------
Redeemed                                           (4,141,860)       (4,141,860)
--------------------------------------------------------------------------------
Net increase (decrease)                              (495,129)       $ (495,129)
================================================================================
A CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
---------------------------------------------
Sold                                               71,664,328       $71,664,328
---------------------------------------------
Issued in reinvestment of distributions               231,851           231,851
---------------------------------------------
Redeemed                                          (26,799,994)      (26,799,994)
--------------------------------------------------------------------------------
Net increase (decrease)                            45,096,185       $45,096,185
================================================================================
YEAR ENDED MARCH 31, 2005
---------------------------------------------
Sold                                                  148,860          $148,860
---------------------------------------------
Issued in reinvestment of distributions                   656               656
---------------------------------------------
Redeemed                                             (115,029)         (115,029)
--------------------------------------------------------------------------------
Net increase (decrease)                                34,487          $ 34,487
================================================================================

                                                                     (continued)

-------
18

Notes to Financial Statements

MARCH 31, 2006

3. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                       SHARES           AMOUNT
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
---------------------------------------------
Sold                                                   36,592           $36,592
---------------------------------------------
Issued in reinvestment of distributions                 1,074             1,074
--------------------------------------------------------------------------------
Net increase (decrease)                                37,666           $37,666
================================================================================
YEAR ENDED MARCH 31, 2005
---------------------------------------------
Sold                                                   24,166           $24,166
---------------------------------------------
Issued in reinvestment of distributions                    95                95
---------------------------------------------
Redeemed                                               (1,410)          (1,410)
--------------------------------------------------------------------------------
Net increase (decrease)                                22,851           $22,851
================================================================================
C CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
---------------------------------------------
Sold                                                  831,364          $831,364
---------------------------------------------
Issued in reinvestment of distributions                11,443            11,443
---------------------------------------------
Redeemed                                             (583,622)         (583,622)
--------------------------------------------------------------------------------
Net increase (decrease)                               259,185          $259,185
================================================================================
YEAR ENDED MARCH 31, 2005
---------------------------------------------
Sold                                                  868,941          $868,941
---------------------------------------------
Issued in reinvestment of distributions                 2,649             2,649
---------------------------------------------
Redeemed                                             (363,314)         (363,314)
--------------------------------------------------------------------------------
Net increase (decrease)                               508,276          $508,276
================================================================================

4. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.  These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2006, the fund has undistributed ordinary income for federal income tax purposes of $5,721.

As of March 31, 2006, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $(27,105), which may be used to offset future taxable gains. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
         2010           2011          2012          2013            2014
--------------------------------------------------------------------------------
      $(13,456)        $(36)          $--        $(11,584)        $(2,029)
--------------------------------------------------------------------------------

During the five-month period ending March 31, 2006, the fund incurred net capital losses of $(17,608). The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                     (continued)

------
19

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                      INVESTOR CLASS
-------------------------------------------------------------------------------------------------
                          2006         2005         2004         2003        2002(1)      2002
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period      $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------
  Net Investment
  Income                  0.03         0.01         0.01         0.01          --(2)       0.03
-------------------------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Investment Income      (0.03)       (0.01)       (0.01)       (0.01)         --(2)      (0.03)
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period            $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
=================================================================================================

  TOTAL RETURN(3)         3.28%        1.19%        0.58%        1.19%        0.13%        3.16%
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses
to Average
Net Assets             0.57%(4)        0.60%        0.61%        0.61%     0.60%(5)        0.60%
---------------------
Ratio of
Operating
Expenses to
Average Net
Assets (Before
Expense Waiver)           0.59%        0.60%        0.61%        0.61%     0.60%(5)        0.60%
---------------------
Ratio of Net
Investment
Income
to Average
Net Assets             3.24%(4)        1.17%        0.58%        1.19%     1.48%(5)        3.13%
---------------------
Ratio of Net
Investment
Income to
Average Net
Assets (Before
Expense Waiver)           3.22%        1.17%        0.58%        1.19%     1.48%(5)        3.13%
---------------------
Net Assets,
End of Period
(in thousands)       $1,981,964   $1,964,135   $2,126,433   $2,574,694   $2,756,147   $2,796,914
-------------------------------------------------------------------------------------------------

(1) One-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period. For years prior, the fund's fiscal year end was February 28.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5) Annualized.

See Notes to Financial Statements.

------
20

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                              ADVISOR CLASS
--------------------------------------------------------------------------------
                         2006     2005     2004     2003      2002(1)     2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period     $1.00    $1.00    $1.00    $1.00      $1.00      $1.00
--------------------------------------------------------------------------------
Income From
Investment
Operations
-----------------------
  Net Investment
  Income                 0.03     0.01      --(2)   0.01        --(2)     0.03
--------------------------------------------------------------------------------
Distributions
--------------------
  From Net
  Investment Income     (0.03)   (0.01)     --(2)  (0.01)       --(2)    (0.03)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period           $1.00    $1.00    $1.00    $1.00      $1.00      $1.00
================================================================================
  TOTAL RETURN(3)        3.02%    0.94%    0.33%    0.93%      0.10%      2.90%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses
to Average
Net Assets            0.82%(4)    0.85%    0.86%    0.86%   0.85%(5)      0.85%
-----------------------
Ratio of
Operating
Expenses to
Average Net
Assets (Before
Expense Waiver)          0.84%    0.85%    0.86%    0.86%   0.85%(5)      0.85%
-----------------------
Ratio of Net
Investment
Income
to Average
Net Assets            2.99%(4)    0.92%    0.33%    0.94%   1.23%(5)      2.88%
-----------------------
Ratio of Net
Investment
Income to
Average Net
Assets (Before
Expense Waiver)          2.97%    0.92%    0.33%    0.94%   1.23%(5)      2.88%
-----------------------
Net Assets,
End of Period
(in thousands)          $3,145   $2,560   $3,055   $5,431    $14,329    $13,609
--------------------------------------------------------------------------------

(1) One-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period. For years prior, the fund's fiscal year end was February 28.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5) Annualized.

See Notes to Financial Statements.

------
21

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                   A CLASS
--------------------------------------------------------------------------------
                                   2006        2005        2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $1.00      $1.00       $1.00          $1.00
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income             0.03       0.01         --(2)          --(2)
--------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net
  Investment Income                (0.03)     (0.01)        --(2)          --(2)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $1.00      $1.00       $1.00          $1.00
================================================================================
  TOTAL RETURN(3)                   3.05%      0.95%       0.38%          0.12%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets               0.82%(4)      0.85%    0.83%(5)    0.61%(5)(6)
-------------------------------
Ratio of Operating
Expenses to Average
Net Assets (Before
Expense Waiver)                     0.84%      0.85%       0.86%       0.86%(6)
-------------------------------
Ratio of Net Investment
Income to Average
Net Assets                       2.99%(4)      0.92%    0.36%(5)    0.76%(5)(6)
-------------------------------
Ratio of Net Investment
Income to Average Net Assets
(Before Expense Waiver)             2.97%      0.92%       0.33%       0.51%(6)
-------------------------------
Net Assets, End of Period
(in thousands)                    $45,154        $60         $25            $25
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(4) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5) The distributor voluntarily waived a portion of the service and distribution fees.

(6) Annualized.

See Notes to Financial Statements.

------
22

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                   B CLASS
--------------------------------------------------------------------------------
                                  2006        2005        2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $1.00       $1.00       $1.00          $1.00
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income           0.02         --(2)       --(2)          --(2)
--------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (0.02)        --(2)       --(2)          --(2)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $1.00       $1.00       $1.00          $1.00
================================================================================
  TOTAL RETURN(3)                 2.26%       0.34%       0.22%          0.12%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets             1.57%(4)    1.48%(5)    0.99%(5)    0.61%(5)(6)
---------------------------
Ratio of Operating
Expenses to Average
Net Assets (Before
Expense Waiver)                   1.59%       1.60%       1.61%       1.61%(6)
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                     2.24%(4)    0.29%(5)    0.20%(5)    0.76%(5)(6)
---------------------------
Ratio of Net Investment
Loss to Average Net Assets
(Before Expense Waiver)           2.22%       0.17%     (0.42)%     (0.24)%(6)
---------------------------
Net Assets, End of Period
(in thousands)                     $134         $97         $74            $25
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(4) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5) The distributor voluntarily waived a portion of the distribution and service fees.

(6) Annualized.

See Notes to Financial Statements.

------
23

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                  C CLASS
--------------------------------------------------------------------------------
                                  2006       2005        2004          2003(1)
PER-SHARE DATA
Net Asset Value,
Beginning of Period               $1.00      $1.00       $1.00          $1.00
-------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment
  Income                           0.02       0.01         --(2)          --(2)
-------------------------------------------------------------------------------
Distributions
----------------------------
  From Net
  Investment Income               (0.02)     (0.01)        --(2)          --(2)
-------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $1.00      $1.00       $1.00          $1.00
===============================================================================
  TOTAL RETURN(3)                  2.51%      0.57%       0.09%          0.40%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets              1.32%(4)   1.28%(5)    1.10%(5)    1.34%(5)(6)
----------------------------
Ratio of Operating
Expenses to
Average Net Assets
(Before Expense Waiver)            1.34%      1.35%       1.36%       1.36%(6)
----------------------------
Ratio of Net Investment
Income to Average Net Assets    2.49%(4)   0.49%(5)    0.09%(5)    0.47%(5)(6)
----------------------------
Ratio of Net Investment
Income to Average Net Assets
(Before Expense Waiver)            2.47%      0.42%     (0.17)%       0.45%(6)
----------------------------
Net Assets, End of Period
(in thousands)                      $863       $604         $96            $40
-------------------------------------------------------------------------------

(1) May 7, 2002 (commencement of sale) through March 31, 2003.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(4) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5) The distributor voluntarily waived a portion of the distribution and service fees.

(6) Annualized.

See Notes to Financial Statements.

------
24

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Investment Trust
and Shareholders of the Prime Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime Money Market Fund (one of the five funds comprising the American Century Investment Trust, hereafter referred to as the "Fund") at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the
United States of America. These financial statements and financial highlights
(hereafter referred to as "financial statements") are the responsibility of the
Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at March
31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 18, 2006

------
25

Management

The individuals listed below serve as trustees or officers of the fund. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Investment Management,
Inc. (ACIM); the fund's principal underwriter, American Century Investment
Services, Inc. (ACIS); and the fund's transfer agent, American Century Services,
LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Trustee

FIRST YEAR OF SERVICE: 2005

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to December 2005); Vice
President-Administration, Brocade Communications Systems, Inc. (November 2004 to
December 2005); Vice President-Finance, Brocade Communications Systems, Inc.
(November 2000 to November 2004)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Trustee

FIRST YEAR OF SERVICE: 2005

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                      (continued

------
26

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

FIRST YEAR OF SERVICE: 1995

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUND: Trustee

FIRST YEAR OF SERVICE: 2001

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, LLC (1996
to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1941

POSITION(S) HELD WITH FUND: Trustee

FIRST YEAR OF SERVICE: 1980

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUND: Trustee

FIRST YEAR OF SERVICE: 2002

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Trustee

FIRST YEAR OF SERVICE: 1984

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: Trustee, President

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chief Executive Officer and President, ACIM, ACGIM, ACIS and other ACC subsidiaries; Executive Vice President, ACS; Director, ACC, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                     (continued)

------
27

Management

OFFICERS
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUND: Executive Vice President

FIRST YEAR OF SERVICE: 2005

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present); Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief Financial
Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS; Assistant
Treasurer, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

FIRST YEAR OF SERVICE: 1998

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM, and ACS (March 2005 to present); Vice President, ACS (February 2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1964

POSITION(S) HELD WITH FUND: Controller(1)

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present); Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

------
28

Share Class Information

Five classes of shares are authorized for sale by the fund: Investor Class,
Advisor Class, A Class, B Class, and C Class. The total expense ratios for
Advisor, A, B, and C Class shares are higher than those of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their net asset value. If you purchase A Class shares of the fund directly, a sales charge will apply when you exchange into the A Class shares of another American Century Advisor Fund, in accordance with the schedule set forth in that fund's prospectus. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A Class shares also are subject to a 0.25%
annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B
Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 0.75%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 0.75%.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
29

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
30

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. CORPORATE HIGH-YIELD INDEX covers the U.S. dollar-
denominated, non-investment grade, fixed-rate, taxable corporate bond market.

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

------
31

Notes

------
32

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST
INVESTMENT ADVISOR:
American Century Investment Management, Inc.

Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments              PRSRT STD
P.O. Box 419200                       U.S. POSTAGE PAID
Kansas City, MO 64141-6200             AMERICAN CENTURY
                                          COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0605
SH-ANN-48893S

American Century Investments
ANNUAL REPORT

[photo of man and woman]

                                 MARCH 31, 2006

Diversified Bond Fund
High-Yield Fund

[american century investments logo and text logo]

DIVERSIFIED BOND

HIGH-YIELD

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Diversified Bond and High-Yield funds for the 12 months ended March 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor, and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of chief investment officer]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

RATE HIKES, ENERGY PRICES, & HURRICANE DAMAGE TEMPERED ECONOMIC GROWTH

The resilient U.S. economy grew at a moderate rate during the 12 months ended
March 31, 2006, but showed signs of slowing in the months ahead. Real annualized
GDP growth averaged approximately 3.5% for the 12 months, despite faltering to a
1.7% rate in the fourth quarter of 2005 after one of the worst hurricane seasons in history.

Besides severe damage to the Gulf Coast from Hurricanes Katrina and Rita, the economy withstood eight additional interest rate hikes by the Federal Reserve
(on top of seven hikes in the prior 10 months), a flattened Treasury yield curve, and soaring energy prices.

Relatively stable "core" inflation (without energy and food prices), an improving labor market, and the fact that long-term interest rates stayed relatively low for much of the period aided economic growth. But record-high energy prices, a belated upturn in long-term interest rates, and indications that the housing boom might finally be over raised concerns about consumer spending and economic growth in the second half of 2006.

GOOD TIMES FOR HIGH-YIELD & MONEY MARKET SECURITIES

High-yield and money market securities were fixed-income market leaders during this period of moderate economic growth and rising interest rates. The Lehman
Brothers Corporate High-Yield Index significantly outperformed the other bond market indices in the table below. The table also shows that a key money market benchmark, the three-month Treasury bill, outpaced most other market indices as the Federal Reserve raised rates.

In general, shorter-maturity securities suffered less price depreciation than their more rate change-sensitive, longer-maturity counterparts. Relatively higher-yielding securities -- including mortgage-backed and agency securities
-- outperformed because their yields cushioned against price declines. The investment-grade corporate sector was a notable exception. Poor auto industry performance in 2005, before General Motors and Ford were downgraded to high-yield, hurt returns in this sector.

U.S. FIXED-INCOME TOTAL RETURNS

For the 12 months ended March 31, 2006
--------------------------------------------------------------------------------
TREASURY SECURITIES
--------------------------------------------------------------------------------
3-month bill                                                  3.55%
--------------------------------------------------------------------------------
2-year note                                                   2.07%
--------------------------------------------------------------------------------
5-year note                                                   0.45%
--------------------------------------------------------------------------------
10-year note                                                  0.40%
--------------------------------------------------------------------------------
30-year bond                                                  0.37%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. BOND MARKET INDICES
--------------------------------------------------------------------------------
Corporate High-Yield                                          7.43%
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                    2.67%
--------------------------------------------------------------------------------
Agency                                                        2.58%
--------------------------------------------------------------------------------
Aggregate (multi-sector)                                      2.26%
--------------------------------------------------------------------------------
Treasury                                                      1.95%
--------------------------------------------------------------------------------
Corporate Investment-Grade                                    1.63%
--------------------------------------------------------------------------------
Source: Lehman Brothers Inc.

------
2

Diversified Bond - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                --------------------------------
                                     AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                        SINCE      INCEPTION
                        1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           1.97%     --         --        3.73%      12/3/01
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(1)       2.26%    5.11%      6.29%      4.52%(2)      --
--------------------------------------------------------------------------------
Institutional Class      2.17%    4.56%      5.72%      5.68%      4/1/93
--------------------------------------------------------------------------------
Advisor Class            1.72%     --         --        3.47%      12/3/01
--------------------------------------------------------------------------------
A Class                                                            1/31/03
  No sales charge*       1.72%     --         --        2.52%
  With sales charge*    -2.90%     --         --        1.04%
--------------------------------------------------------------------------------
B Class                                                            1/31/03
  No sales charge*       0.96%     --         --        1.78%(3)
  With sales charge*    -3.04%     --         --        0.85%(3)
--------------------------------------------------------------------------------
C Class                  0.96%     --         --        1.84%(3)   1/31/03
--------------------------------------------------------------------------------
R Class                   --       --         --       -0.33%(4)   7/29/05
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Diversified Bond acquired all of the net assets of the American Century
Intermediate-Term Bond Fund, the American Century Bond Fund, and the American
Century Premium Bond Fund on December 3, 2001, pursuant to a plan of reorganization approved by the acquired funds' shareholders on November 16,
2001. Financial information prior to December 3, 2001 is that of American
Century Premium Bond Fund and is used in calculating the performance of
Diversified Bond.

(1) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 11/30/01, the date nearest the Investor Class's inception for which data are available.

(3) Class returns would have been lower if American Century had not voluntarily waived a portion of its service and distribution fees.

(4) Total returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
3

Diversified Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made December 3, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended March 31
--------------------------------------------------------------------------------
                           2002*     2003       2004       2005       2006
--------------------------------------------------------------------------------
Investor Class            -0.99%     9.93%      4.92%      0.63%      1.97%
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate Index      -0.54%    11.69%      5.40%      1.15%      2.26%
--------------------------------------------------------------------------------

* From 12/3/01, the Investor Class's inception date. Index data from 11/30/01, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Diversified Bond - Portfolio Commentary

PORTFOLIO MANAGERS: DAVID MACEWEN, ROBERT GAHAGAN, JAMES KEEGAN, JEFFREY
HOUSTON, ALEJANDRO AGUILAR, BRIAN HOWELL, JOHN WALSH AND DAN SHIFFMAN

PERFORMANCE SUMMARY

Diversified Bond returned 1.97%* for the 12 months ended March 31, 2006. A comparative broad bond market index, the Lehman Brothers U.S. Aggregate Index
(Lehman Aggregate) returned 2.26%.

The performance of the taxable, investment-grade U.S. bond market's largest sectors -- including mortgage-backed, Treasury, corporate, and agency securities
-- primarily determined the fund's and the index's returns (see the returns table on page 2). As discussed on page 2, conditions were challenging for these sectors-- price depreciation was prevalent as interest rates and yields rose, but the losses were generally small enough to be offset by the yield component, resulting in modest positive total returns.

A TALE OF ALTERNATING MARKETS

The modest returns don't tell the whole story, however. The 12-month period alternated between up and down movements in bond prices each quarter. It started with a strong bond rally in the second quarter of 2005, followed by a reversal in the third quarter, a modest recovery in the fourth quarter of 2005, and another selloff in the first quarter of 2006.

Changing investor perceptions of the economy, inflation, and Federal Reserve
(Fed) policy helped cause this up-and-down pattern. Soaring energy prices and rising short-term interest rates fostered doubts about financial health and economic growth, triggering the bond rally at the start of the 12-month period.
But inflation fears surfaced in the wake of Hurricanes Katrina and Rita, causing a bond market reversal in the third quarter of 2005.

Fourth quarter events calmed the inflation worries but brought instead an inverted Treasury yield curve (the two-year Treasury yield rose above its
10-year counterpart for the first time since 2000), which has often been a harbinger of economic downturns. This generated speculation that the Fed might end its latest series of rate hikes in early 2006. Instead, the U.S. economy rebounded in the first quarter of 2006, forcing the Fed to continue raising rates.

WHAT DIFFERENTIATED FUND & INDEX PERFORMANCE

We positioned Diversified Bond defensively in anticipation of higher interest rates and bond price depreciation. As a result, the fund performed relatively better compared with the Lehman

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                               AS OF               AS OF
                                               3/31/06            3/31/05
--------------------------------------------------------------------------------
Weighted Average Maturity                     6.6 years          5.9 years
--------------------------------------------------------------------------------
Average Duration (effective)                  4.7 years          4.4 years
--------------------------------------------------------------------------------
*All fund returns referenced in this commentary are for Investor Class shares.

YIELDS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                                4.64%
--------------------------------------------------------------------------------
Institutional Class                                           4.84%
--------------------------------------------------------------------------------
Advisor Class                                                 4.38%
--------------------------------------------------------------------------------
A Class                                                       4.19%
--------------------------------------------------------------------------------
B Class                                                       3.63%
--------------------------------------------------------------------------------
C Class                                                       3.62%
--------------------------------------------------------------------------------
R Class                                                       4.14%
--------------------------------------------------------------------------------

(continued)

------
5

Diversified Bond - Portfolio Commentary

Aggregate when the bond market weakened than it did when the market rallied. The periods when defensive positioning enhanced performance essentially offset those when it detracted. Fund expenses ultimately made the biggest difference between the fund's and the Lehman Aggregate's 12-month returns; index returns are not reduced by expenses.

PORTFOLIO STRATEGY & OUTLOOK

We remained focused on our investment process, which uses a consistent, repeatable framework that seeks to identify the best relative value among bond sectors. We actively apply a multi-step process, which includes yield curve/duration positioning, security selection, portfolio construction, and attribution analysis.

Positioning the portfolio defensively compared with the Lehman Aggregate meant keeping duration relatively short, underweighting Treasury securities, and overweighting agency securities and higher-yielding securitized sectors, particularly collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities. It also meant favoring mortgage-backed over corporate securities because of concerns about rising credit risk as interest rates climb.

As you can see from the returns table on page 2, our short duration strategy and sector allocations were favorable. The portfolio remained in a defensive position as of March 31, 2006, given our expectations at the time that interest rates could rise further.

HOW THE FUND FITS IN A DIVERSIFIED INVESTMENT STRATEGY

Diversified Bond is designed to serve as a core portfolio holding. Investors can benefit from exposure to a broad spectrum of bond sectors and from the fund's historically negative correlation with the major U.S. stock indices. In addition, the fund has historically delivered steady monthly income. Dividend income becomes even more important when there's potential for rising rates -- it can help cushion the impact of price declines.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Mortgage-Backed
Securities                               22.7%                 26.0%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                        17.8%                 14.2%
--------------------------------------------------------------------------------
Corporate Bonds                          15.8%                 18.4%
--------------------------------------------------------------------------------
CMOs                                     14.6%                 12.2%
--------------------------------------------------------------------------------
U.S. Treasury Securities                  8.2%                 10.3%
--------------------------------------------------------------------------------
Asset-Backed Securities                   7.8%                  9.6%
--------------------------------------------------------------------------------
Sovereign Governments
& Agencies                                0.5%                  0.8%
--------------------------------------------------------------------------------
Municipal Securities                      0.2%                  1.1%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               3.6%                  2.1%
--------------------------------------------------------------------------------
Collateral Received
for Securities Lending                    8.8%                  5.3%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
AAA                                        80%                   76%
--------------------------------------------------------------------------------
AA                                          3%                    4%
--------------------------------------------------------------------------------
A                                           9%                   10%
--------------------------------------------------------------------------------
BBB                                         7%                    8%
--------------------------------------------------------------------------------
BB                                          1%                    2%
--------------------------------------------------------------------------------

------
6

Diversified Bond - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 28.8%

      $ 9,500,000   FHLMC, 5.00%, settlement
                    date 4/18/06(2)                              $   9,259,536
--------------------------------------------------------------------------------
           32,310   FHLMC, 6.50%, 2/1/09                                32,805
--------------------------------------------------------------------------------
           39,659   FHLMC, 6.50%, 12/1/12                               40,503
--------------------------------------------------------------------------------
          300,717   FHLMC, 6.00%, 1/1/13                               304,402
--------------------------------------------------------------------------------
           52,823   FHLMC, 7.00%, 11/1/13                               54,349
--------------------------------------------------------------------------------
           99,706   FHLMC, 7.00%, 6/1/14                               102,592
--------------------------------------------------------------------------------
          175,421   FHLMC, 6.50%, 6/1/16                               179,240
--------------------------------------------------------------------------------
          282,141   FHLMC, 6.50%, 6/1/16                               288,285
--------------------------------------------------------------------------------
        3,627,753   FHLMC, 5.00%, 11/1/17                            3,546,720
--------------------------------------------------------------------------------
        5,809,531   FHLMC, 4.50%, 1/1/19                             5,558,449
--------------------------------------------------------------------------------
            3,233   FHLMC, 8.50%, 10/1/26                                3,486
--------------------------------------------------------------------------------
           31,906   FHLMC, 7.00%, 9/1/27                                32,910
--------------------------------------------------------------------------------
           51,153   FHLMC, 6.50%, 1/1/28                                52,416
--------------------------------------------------------------------------------
            8,188   FHLMC, 7.00%, 2/1/28                                 8,446
--------------------------------------------------------------------------------
          293,945   FHLMC, 6.50%, 3/1/29                               301,170
--------------------------------------------------------------------------------
          189,872   FHLMC, 6.50%, 6/1/29                               194,548
--------------------------------------------------------------------------------
           29,646   FHLMC, 7.00%, 8/1/29                                30,543
--------------------------------------------------------------------------------
           77,668   FHLMC, 7.50%, 8/1/29                                81,273
--------------------------------------------------------------------------------
            3,244   FHLMC, 6.50%, 5/1/31                                 3,317
--------------------------------------------------------------------------------
          230,540   FHLMC, 6.50%, 5/1/31                               235,718
--------------------------------------------------------------------------------
            4,224   FHLMC, 6.50%, 6/1/31                                 4,319
--------------------------------------------------------------------------------
          113,451   FHLMC, 6.50%, 6/1/31                               115,999
--------------------------------------------------------------------------------
            6,290   FHLMC, 6.50%, 6/1/31                                 6,431
--------------------------------------------------------------------------------
            2,470   FHLMC, 6.50%, 6/1/31                                 2,525
--------------------------------------------------------------------------------
           12,480   FHLMC, 6.50%, 6/1/31                                12,761
--------------------------------------------------------------------------------
           12,486   FHLMC, 6.50%, 6/1/31                                12,767
--------------------------------------------------------------------------------
        3,376,317   FHLMC, 5.50%, 12/1/33                            3,304,094
--------------------------------------------------------------------------------
       12,890,300   FNMA, 5.00%,
                    settlement date 4/12/06(2)                      12,273,989
--------------------------------------------------------------------------------
       13,075,000   FNMA, 5.50%,
                    settlement date 4/12/06(2)                      12,764,469
--------------------------------------------------------------------------------
       37,936,438   FNMA, 6.00%,
                    settlement date 4/12/06(2)                      37,936,438
--------------------------------------------------------------------------------
        1,623,852   FNMA, 5.00%,
                    settlement date 4/18/06(2)                       1,583,256
--------------------------------------------------------------------------------
       14,972,028   FNMA, 5.50%,
                    settlement date 4/18/06(2)                      14,883,124
--------------------------------------------------------------------------------
       20,825,000   FNMA, 6.50%,
                    settlement date 5/11/06(2)                      21,221,966
--------------------------------------------------------------------------------
           85,175   FNMA, 6.00%, 2/1/09                                 85,932
--------------------------------------------------------------------------------
           31,951   FNMA, 6.00%, 5/1/13                                 32,377
--------------------------------------------------------------------------------
           34,523   FNMA, 6.00%, 5/1/13                                 34,996
--------------------------------------------------------------------------------
          116,095   FNMA, 6.00%, 7/1/13                                117,687
--------------------------------------------------------------------------------
          154,258   FNMA, 6.00%, 12/1/13                               156,373
--------------------------------------------------------------------------------
          146,366   FNMA, 6.00%, 1/1/14                                148,374
--------------------------------------------------------------------------------
          243,061   FNMA, 6.00%, 2/1/14                                246,395
--------------------------------------------------------------------------------
          257,888   FNMA, 6.00%, 4/1/14                                261,425
--------------------------------------------------------------------------------
        1,716,304   FNMA, 5.50%, 12/1/16                             1,708,840
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

      $   926,919   FNMA, 5.50%, 12/1/16                         $     922,888
--------------------------------------------------------------------------------
        5,811,073   FNMA, 4.50%, 5/1/19                              5,563,248
--------------------------------------------------------------------------------
          161,528   FNMA, 6.50%, 1/1/26                                165,641
--------------------------------------------------------------------------------
           25,027   FNMA, 7.00%, 12/1/27                                25,838
--------------------------------------------------------------------------------
            7,411   FNMA, 6.50%, 1/1/28                                  7,600
--------------------------------------------------------------------------------
           10,981   FNMA, 7.00%, 1/1/28                                 11,336
--------------------------------------------------------------------------------
           59,549   FNMA, 7.50%, 4/1/28                                 62,290
--------------------------------------------------------------------------------
          130,889   FNMA, 7.00%, 5/1/28                                135,085
--------------------------------------------------------------------------------
            8,502   FNMA, 7.00%, 6/1/28                                  8,774
--------------------------------------------------------------------------------
           39,980   FNMA, 6.50%, 1/1/29                                 41,004
--------------------------------------------------------------------------------
          103,185   FNMA, 6.50%, 4/1/29                                105,817
--------------------------------------------------------------------------------
           77,594   FNMA, 7.00%, 7/1/29                                 80,080
--------------------------------------------------------------------------------
           67,938   FNMA, 7.00%, 7/1/29                                 70,089
--------------------------------------------------------------------------------
          153,305   FNMA, 7.50%, 7/1/29                                160,398
--------------------------------------------------------------------------------
           36,773   FNMA, 7.00%, 5/1/30                                 37,931
--------------------------------------------------------------------------------
          205,104   FNMA, 7.50%, 8/1/30                                214,448
--------------------------------------------------------------------------------
           88,891   FNMA, 7.50%, 9/1/30                                 92,941
--------------------------------------------------------------------------------
          484,677   FNMA, 7.00%, 9/1/31                                499,832
--------------------------------------------------------------------------------
          249,326   FNMA, 6.50%, 1/1/32                                255,166
--------------------------------------------------------------------------------
        2,248,288   FNMA, 7.00%, 6/1/32                              2,316,789
--------------------------------------------------------------------------------
          903,273   FNMA, 6.50%, 8/1/32                                924,430
--------------------------------------------------------------------------------
        4,502,721   FNMA, 5.50%, 6/1/33                              4,405,381
--------------------------------------------------------------------------------
       22,581,673   FNMA, 5.50%, 7/1/33                             22,093,502
--------------------------------------------------------------------------------
        3,800,920   FNMA, 5.50%, 8/1/33(3)                           3,718,752
--------------------------------------------------------------------------------
        5,000,144   FNMA, 5.50%, 9/1/33(3)                           4,892,051
--------------------------------------------------------------------------------
       11,942,311   FNMA, 5.00%, 11/1/33                            11,405,122
--------------------------------------------------------------------------------
        9,526,550   FNMA, 5.50%, 1/1/34(3)                           9,320,605
--------------------------------------------------------------------------------
           52,334   GNMA, 7.50%, 8/20/17                                54,361
--------------------------------------------------------------------------------
           98,833   GNMA, 7.00%, 11/15/22                              102,952
--------------------------------------------------------------------------------
           71,187   GNMA, 8.75%, 3/15/25                                76,822
--------------------------------------------------------------------------------
           21,605   GNMA, 7.00%, 4/20/26                                22,379
--------------------------------------------------------------------------------
           43,148   GNMA, 7.50%, 8/15/26                                45,389
--------------------------------------------------------------------------------
           21,353   GNMA, 8.00%, 8/15/26                                22,900
--------------------------------------------------------------------------------
            2,720   GNMA, 7.50%, 4/15/27                                 2,859
--------------------------------------------------------------------------------
           55,830   GNMA, 7.50%, 5/15/27                                58,684
--------------------------------------------------------------------------------
           26,016   GNMA, 8.00%, 6/15/27                                27,833
--------------------------------------------------------------------------------
            5,351   GNMA, 7.50%, 11/15/27                                5,625
--------------------------------------------------------------------------------
           21,009   GNMA, 7.00%, 2/15/28                                21,914
--------------------------------------------------------------------------------
           38,324   GNMA, 7.50%, 2/15/28                                40,256
--------------------------------------------------------------------------------
           26,224   GNMA, 6.50%, 3/15/28                                27,228
--------------------------------------------------------------------------------
           31,901   GNMA, 7.00%, 4/15/28                                33,276
--------------------------------------------------------------------------------
          137,669   GNMA, 6.50%, 5/15/28                               142,938
--------------------------------------------------------------------------------
           15,689   GNMA, 6.50%, 5/15/28                                16,289
--------------------------------------------------------------------------------
            3,135   GNMA, 6.50%, 5/15/28                                 3,255
--------------------------------------------------------------------------------
           27,949   GNMA, 7.00%, 12/15/28                               29,154
--------------------------------------------------------------------------------
            7,167   GNMA, 8.00%, 12/15/29                                7,675
--------------------------------------------------------------------------------
          225,568   GNMA, 7.00%, 5/15/31                               235,326
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $198,411,814)                                                195,739,398
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
7

Diversified Bond - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCY SECURITIES -- 22.6%

      $25,000,000   FHLB, 4.75%, 8/17/07(3)                      $  24,886,825
--------------------------------------------------------------------------------
        4,600,000   FHLB, 4.625%, 9/11/20                            4,233,596
--------------------------------------------------------------------------------
       20,020,000   FHLMC, 5.00%, 9/17/07(3)                        19,995,335
--------------------------------------------------------------------------------
       28,890,000   FHLMC, 4.90%, 11/3/08(3)                        28,648,480
--------------------------------------------------------------------------------
       10,000,000   FHLMC, 6.625%, 9/15/09                          10,472,460
--------------------------------------------------------------------------------
       12,000,000   FHLMC, 7.00%, 3/15/10                           12,799,344
--------------------------------------------------------------------------------
        6,100,000   FHLMC, 5.50%, 3/28/16                            6,092,186
--------------------------------------------------------------------------------
       10,140,000   FHLMC, 5.30%, 5/12/20(3)                         9,650,542
--------------------------------------------------------------------------------
        6,100,000   FNMA, 4.50%, 10/15/08(4)                         6,023,732
--------------------------------------------------------------------------------
        5,940,000   FNMA, 6.00%, 5/15/11                             6,164,871
--------------------------------------------------------------------------------
       18,200,000   FNMA, 5.80%, 2/9/26(3)                          17,847,557
--------------------------------------------------------------------------------
        5,700,000   FNMA, 6.625%, 11/15/30                           6,709,464
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $155,304,541)                                                 153,524,392
--------------------------------------------------------------------------------

CORPORATE BONDS -- 20.0%

AEROSPACE & DEFENSE -- 0.6%
--------------------------------------------------------------------------------
        1,640,000   Honeywell International Inc.,
                    5.70%, 3/15/36                                   1,599,702
--------------------------------------------------------------------------------
        1,880,000   United Technologies Corp.,
                    4.375%, 5/1/10                                   1,815,315
--------------------------------------------------------------------------------
          940,000   United Technologies Corp.,
                    5.40%, 5/1/35(4)                                   889,210
--------------------------------------------------------------------------------
                                                                     4,304,227
--------------------------------------------------------------------------------
BEVERAGES -- 0.4%
--------------------------------------------------------------------------------
        1,620,000   Fortune Brands Inc.,
                    5.375%, 1/15/16                                  1,557,902
--------------------------------------------------------------------------------
        1,500,000   Miller Brewing Co.,
                    4.25%, 8/15/08 (Acquired
                    8/6/03, Cost $1,494,855)(4)(5)                   1,464,183
--------------------------------------------------------------------------------
                                                                     3,022,085
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.2%
--------------------------------------------------------------------------------
        1,630,000   Genentech, Inc.,
                    4.75%, 7/15/15                                   1,533,481
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.5%
--------------------------------------------------------------------------------
        1,200,000   Goldman Sachs Group, Inc.
                    (The), 5.70%, 9/1/12                             1,207,472
--------------------------------------------------------------------------------
        1,500,000   Goldman Sachs Group, Inc.
                    (The), 5.25%, 10/15/13                           1,462,554
--------------------------------------------------------------------------------
        1,750,000   Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11(4)                                1,716,281
--------------------------------------------------------------------------------
        1,180,000   Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(4)                                 1,134,004
--------------------------------------------------------------------------------
        2,170,000   Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(4)                                 2,111,974
--------------------------------------------------------------------------------
        1,000,000   Morgan Stanley,
                    4.00%, 1/15/10(4)                                  950,966
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

      $   900,000   Morgan Stanley,
                    4.25%, 5/15/10(4)                            $     858,431
--------------------------------------------------------------------------------
        1,030,000   Morgan Stanley,
                    5.05%, 1/21/11                                   1,010,735
--------------------------------------------------------------------------------
                                                                    10,452,417
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 1.7%
--------------------------------------------------------------------------------
        2,950,000   Bank of America Corp.,
                    4.375%, 12/1/10                                  2,830,397
--------------------------------------------------------------------------------
        1,600,000   PNC Bank N.A.,
                    4.875%, 9/21/17                                  1,490,624
--------------------------------------------------------------------------------
        1,170,000   PNC Funding Corp.,
                    5.125%, 12/14/10(4)                              1,156,684
--------------------------------------------------------------------------------
        1,230,000   SouthTrust Corp.,
                    5.80%, 6/15/14                                   1,234,220
--------------------------------------------------------------------------------
        1,330,000   Wachovia Bank N.A.,
                    4.80%, 11/1/14                                   1,252,670
--------------------------------------------------------------------------------
        2,080,000   Wachovia Bank N.A.,
                    4.875%, 2/1/15(4)                                1,965,592
--------------------------------------------------------------------------------
        1,840,000   Wells Fargo & Co.,
                    4.625%, 8/9/10(4)                                1,787,507
--------------------------------------------------------------------------------
                                                                    11,717,694
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
        1,100,000   Waste Management, Inc.,
                    7.00%, 7/15/28(4)                                1,181,048
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.1%
--------------------------------------------------------------------------------
          900,000   American Express Centurion
                    Bank, 4.375%, 7/30/09                              876,191
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.9%
--------------------------------------------------------------------------------
        5,225,000   Morgan Stanley TRACERS(reg.sm),
                    7.71%, 3/1/32 (Acquired
                    3/15/02 - 8/28/02,
                    Cost $5,546,048)(5)                              6,008,985
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.3%
--------------------------------------------------------------------------------
        1,500,000   American General Finance
                    Corp., Series 2002 H,
                    4.50%, 11/15/07                                  1,484,057
--------------------------------------------------------------------------------
        3,570,000   Citigroup Inc., 5.00%, 9/15/14                   3,422,626
--------------------------------------------------------------------------------
        2,990,000   Ford Motor Credit Co.,
                    6.50%, 1/25/07(4)                                2,979,127
--------------------------------------------------------------------------------
        1,210,000   General Electric Capital Corp.,
                    6.125%, 2/22/11                                  1,247,970
--------------------------------------------------------------------------------
        2,450,000   HSBC Finance Corp.,
                    4.75%, 4/15/10(4)                                2,386,751
--------------------------------------------------------------------------------
        1,270,000   HSBC Finance Corp.,
                    4.625%, 9/15/10                                  1,225,807
--------------------------------------------------------------------------------
        1,000,000   HSBC Finance Corp.,
                    5.25%, 1/14/11                                     988,819
--------------------------------------------------------------------------------
        1,550,000   J.P. Morgan Chase & Co.,
                    6.75%, 2/1/11                                    1,631,056
--------------------------------------------------------------------------------
                                                                    15,366,213
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

Diversified Bond - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
--------------------------------------------------------------------------------
      $ 1,840,000   AT&T Corp., 9.05%, 11/15/11                  $   1,991,353
--------------------------------------------------------------------------------
        1,180,000   Sprint Capital Corp.,
                    8.375%, 3/15/12                                  1,334,864
--------------------------------------------------------------------------------
          580,000   Sprint Capital Corp.,
                    8.75%, 3/15/32                                     727,267
--------------------------------------------------------------------------------
        2,070,000   Telecom Italia Capital SA,
                    4.00%, 1/15/10                                   1,947,667
--------------------------------------------------------------------------------
                                                                     6,001,151
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.0%
--------------------------------------------------------------------------------
        1,770,000   Carolina Power & Light Co.,
                    5.15%, 4/1/15                                    1,705,017
--------------------------------------------------------------------------------
          860,000   Carolina Power & Light Co.,
                    5.25%, 12/15/15                                    833,456
--------------------------------------------------------------------------------
          860,000   CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                               873,130
--------------------------------------------------------------------------------
        1,140,000   Florida Power & Light Co.,
                    5.65%, 2/1/37                                    1,092,312
--------------------------------------------------------------------------------
          950,000   Florida Power Corp.,
                    4.50%, 6/1/10                                      916,403
--------------------------------------------------------------------------------
        1,230,000   Southern California Edison Co.,
                    5.625%, 2/1/36                                   1,155,348
--------------------------------------------------------------------------------
                                                                     6,575,666
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.3%
--------------------------------------------------------------------------------
        1,600,000   Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                   1,529,515
--------------------------------------------------------------------------------
          720,000   Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35                                      655,451
--------------------------------------------------------------------------------
                                                                     2,184,966
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
        1,230,000   Archer-Daniels-Midland Co.,
                    5.375%, 9/15/35                                  1,125,090
--------------------------------------------------------------------------------
        2,470,000   Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05 - 11/28/05,
                    Cost $2,415,914)(5)                              2,383,073
--------------------------------------------------------------------------------
                                                                     3,508,163
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
--------------------------------------------------------------------------------
        1,710,000   Baxter Financial Corp.,
                    4.75%, 10/15/10 (Acquired
                    9/28/05, Cost $1,704,767)(5)                     1,657,120
--------------------------------------------------------------------------------
        1,500,000   Beckman Coulter, Inc.,
                    7.45%, 3/4/08                                    1,551,069
--------------------------------------------------------------------------------
                                                                     3,208,189
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
--------------------------------------------------------------------------------
        2,040,000   Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                       2,006,942
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.4%
--------------------------------------------------------------------------------
        2,150,000   Yum! Brands Inc.,
                    8.875%, 4/15/11                                  2,424,202
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.3%
--------------------------------------------------------------------------------
      $ 1,160,000   D.R. Horton Inc.,
                    7.875%, 8/15/11                            $     1,247,102
--------------------------------------------------------------------------------
          670,000   KB Home, 6.375%, 8/15/11(4)                        660,780
--------------------------------------------------------------------------------
                                                                     1,907,882
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.6%
--------------------------------------------------------------------------------
        4,310,000   General Electric Co.,
                    5.00%, 2/1/13                                    4,198,315
--------------------------------------------------------------------------------
INSURANCE -- 1.1%
--------------------------------------------------------------------------------
        2,000,000   Allstate Financial Global
                    Funding, 4.25%, 9/10/08
                    (Acquired 9/3/03,
                    Cost $1,996,080)(5)                              1,953,760
--------------------------------------------------------------------------------
        1,450,000   Genworth Financial Inc.,
                    5.75%, 6/15/14                                   1,460,610
--------------------------------------------------------------------------------
          950,000   Genworth Financial Inc.,
                    4.95%, 10/1/15                                     899,637
--------------------------------------------------------------------------------
        2,200,000   Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired
                    2/5/03, Cost $2,199,956)(5)                      2,140,852
--------------------------------------------------------------------------------
          950,000   Prudential Financial, Inc.,
                    5.40%, 6/13/35                                     863,957
--------------------------------------------------------------------------------
                                                                     7,318,816
--------------------------------------------------------------------------------
MACHINERY -- 0.7%
--------------------------------------------------------------------------------
        2,000,000   Caterpillar Financial Services
                    Corp., 2.59%, 7/15/06                            1,986,232
--------------------------------------------------------------------------------
        1,020,000   Dover Corp., 5.375%, 10/15/35                      939,522
--------------------------------------------------------------------------------
        1,840,000   John Deere Capital Corp.,
                    4.50%, 8/25/08                                   1,807,390
--------------------------------------------------------------------------------
                                                                     4,733,144
--------------------------------------------------------------------------------
MEDIA -- 1.0%
--------------------------------------------------------------------------------
          260,000   Comcast Cable
                    Communications Holdings Inc.,
                    8.375%, 3/15/13                                    292,800
--------------------------------------------------------------------------------
        2,610,000   Comcast Corp.,
                    5.90%, 3/15/16                                   2,564,346
--------------------------------------------------------------------------------
        2,460,000   Cox Communications, Inc.,
                    7.125%, 10/1/12(4)                               2,584,038
--------------------------------------------------------------------------------
        1,000,000   News America Holdings,
                    7.75%, 1/20/24                                   1,083,529
--------------------------------------------------------------------------------
                                                                     6,524,713
--------------------------------------------------------------------------------
METALS & MINING -- 0.3%
--------------------------------------------------------------------------------
        1,930,000   Alcan Inc., 4.50%, 5/15/13                       1,795,630
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.8%
--------------------------------------------------------------------------------
        2,300,000   Dominion Resources Inc.,
                    4.125%, 2/15/08(4)                               2,243,813
--------------------------------------------------------------------------------
          920,000   Dominion Resources Inc.,
                    4.75%, 12/15/10(4)                                 884,698
--------------------------------------------------------------------------------
        1,660,000   Nisource Finance Corp.,
                    5.25%, 9/15/17                                   1,561,193
--------------------------------------------------------------------------------
          960,000   Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                      942,557
--------------------------------------------------------------------------------
                                                                     5,632,261
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
9

Diversified Bond - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.3%
--------------------------------------------------------------------------------
      $   600,000   May Department Stores Co.
                    (The), 3.95%, 7/15/07                        $     587,643
--------------------------------------------------------------------------------
        1,600,000   May Department Stores Co.
                    (The), 4.80%, 7/15/09                            1,568,573
--------------------------------------------------------------------------------
                                                                     2,156,216
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 1.5%
--------------------------------------------------------------------------------
        1,600,000   Devon Energy Corp.,
                    2.75%, 8/1/06                                    1,586,302
--------------------------------------------------------------------------------
        2,800,000   Enterprise Products
                    Operating L.P., 4.95%, 6/1/10                    2,718,528
--------------------------------------------------------------------------------
          930,000   Enterprise Products
                    Operating L.P., 6.65%,
                    10/15/34(4)                                        927,025
--------------------------------------------------------------------------------
          800,000   Pemex Project Funding
                    Master Trust, 5.75%,
                    12/15/15 (Acquired 1/26/06,
                    Cost $791,112)(4)(5)                               767,000
--------------------------------------------------------------------------------
        2,185,000   Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(4)                         2,223,924
--------------------------------------------------------------------------------
        1,220,000   XTO Energy Inc.,
                    5.30%, 6/30/15(4)                                1,178,851
--------------------------------------------------------------------------------
          970,000   XTO Energy Inc.,
                    6.10%, 4/1/36(4)                                   947,175
--------------------------------------------------------------------------------
                                                                    10,348,805
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
--------------------------------------------------------------------------------
          800,000   Schering-Plough Corp.,
                    5.55%, 12/1/13                                     792,718
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
--------------------------------------------------------------------------------
          900,000   ERP Operating L.P.,
                    5.125%, 3/15/16                                    855,369
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.4%
--------------------------------------------------------------------------------
        1,500,000   Canadian National Railway Co.,
                    6.25%, 8/1/34                                    1,580,872
--------------------------------------------------------------------------------
           43,000   Norfolk Southern Corp.,
                    7.80%, 5/15/27                                      51,747
--------------------------------------------------------------------------------
        1,107,000   Norfolk Southern Corp.,
                    5.64%, 5/17/29                                   1,055,268
--------------------------------------------------------------------------------
                                                                     2,687,887
--------------------------------------------------------------------------------
SOFTWARE -- 0.3%
--------------------------------------------------------------------------------
        1,945,000   Oracle Corp./Ozark Holding Inc.,
                    5.00%, 1/15/11 (Acquired
                    1/10/06, Cost $1,937,940)(5)                     1,901,662
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.3%
--------------------------------------------------------------------------------
        1,940,000   Home Depot, Inc. (The),
                    5.40%, 3/1/16                                    1,920,272
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
--------------------------------------------------------------------------------
        2,700,000   Nextel Communications Inc.,
                    5.95%, 3/15/14                                   2,676,367
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $138,516,800)                                                135,821,677
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) -- 18.5%

      $25,509,175   Bank of America Commercial
                    Mortgage Inc. STRIPS --
                    COUPON, Series 2004-1,
                    Class XP, VRN, 0.86%, 4/1/06                 $     599,211
--------------------------------------------------------------------------------
        3,282,190   Bank of America Large Loan,
                    Series 2005 MIB1, Class A1,
                    VRN, 4.90%, 4/15/06, resets
                    monthly off the 1-month
                    LIBOR plus 0.15% with
                    no caps (Acquired 11/18/05,
                    Cost $3,282,190)(5)                              3,283,161
--------------------------------------------------------------------------------
        7,656,000   Bank of America Mortgage
                    Securities, Series 2004 F,
                    Class 2A5, VRN, 4.15%, 4/1/06                    7,361,160
--------------------------------------------------------------------------------
       35,019,000   Bear Stearns Commercial
                    Mortgage Securities STRIPS --
                    COUPON, Series 2004 T16,
                    Class X2, VRN, 0.97%, 4/1/06                     1,187,284
--------------------------------------------------------------------------------
          227,546   Citigroup Commercial
                    Mortgage Trust, Series
                    2004 FL1, Class A1, VRN,
                    4.88%, 4/17/06, resets
                    monthly off the 1-month
                    LIBOR plus 0.13% with
                    no caps (Acquired 8/19/04 --
                    9/30/04, Cost $227,555)(5)                         227,694
--------------------------------------------------------------------------------
       20,590,740   Commercial Mortgage
                    Acceptance Corp. STRIPS --
                    COUPON, Series 1998 C2,
                    Class X, VRN, 1.14%, 4/1/06                        632,568
--------------------------------------------------------------------------------
        1,737,511   Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1,
                    VRN, 4.85%, 4/15/06,
                    resets monthly off the
                    1-month LIBOR plus 0.10%
                    with no caps (Acquired
                    3/18/05, Cost $1,737,511)(5)                     1,738,404
--------------------------------------------------------------------------------
        2,998,713   Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1,
                    VRN, 4.90%, 4/17/06,
                    resets monthly off the
                    1-month LIBOR plus 0.15%
                    with no caps (Acquired
                    11/18/05, Cost $2,998,713)(5)                    3,000,345
--------------------------------------------------------------------------------
       16,177,144   FHLMC, Series 2750,
                    Class WD SEQ, 4.50%, 9/15/15                    15,939,351
--------------------------------------------------------------------------------
        8,469,438   FHLMC, Series 2900,
                    Class PA, 4.50%, 3/15/14                         8,371,583
--------------------------------------------------------------------------------
        4,315,521   FHLMC, Series 2937,
                    Class KA, 4.50%, 12/15/14                        4,264,538
--------------------------------------------------------------------------------
           46,966   FNMA, Series 1989-35,
                    Class G SEQ, 9.50%, 7/25/19                         49,933
--------------------------------------------------------------------------------
        1,149,877   GMAC Commercial Mortgage
                    Securities, Inc., Series
                    2002 C2, Class A1 SEQ,
                    4.32%, 10/15/38                                  1,144,729
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
10

Diversified Bond - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------

      $ 7,600,000   GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%,
                    5/10/43(3)                                   $   7,370,912
--------------------------------------------------------------------------------
        9,820,000   Greenwich Capital Commercial
                    Funding Corp., Series 2005
                    GG3, Class A2 SEQ, VRN,
                    4.31%, 4/1/06(3)                                 9,483,253
--------------------------------------------------------------------------------
        7,585,000   Greenwich Capital Commercial
                    Funding Corp., Series 2005
                    GG5, Class A5, 5.22%,
                    4/10/37(4)                                       7,390,574
--------------------------------------------------------------------------------
        6,400,000   LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3,
                    Class A3 SEQ, 4.65%, 7/30/30                     6,151,494
--------------------------------------------------------------------------------
        7,545,000   LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3,
                    Class A5 SEQ, 4.74%, 7/15/30                     7,112,740
--------------------------------------------------------------------------------
        6,495,000   LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1,
                    Class A4 SEQ, 5.16%, 2/15/31                     6,296,493
--------------------------------------------------------------------------------
        2,975,512   Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1,
                    VRN, 4.85%, 4/15/06, resets
                    monthly off the 1-month
                    LIBOR plus 0.10% with
                    no caps (Acquired 7/25/05,
                    Cost $2,975,512)(5)                              2,977,167
--------------------------------------------------------------------------------
          365,550   MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33                                    366,551
--------------------------------------------------------------------------------
        2,990,513   Wachovia Bank Commercial
                    Mortgage Trust, Series 2005
                    WL5A, Class A1, VRN,
                    4.85%, 4/17/06, resets
                    monthly off the 1-month
                    LIBOR plus 0.10% with
                    no caps (Acquired 3/24/05,
                    Cost $2,990,513)(5)                              2,992,191
--------------------------------------------------------------------------------
       12,420,000   Wachovia Bank Commercial
                    Mortgage Trust, Series 2006
                    C23, Class A4, 5.42%,
                    1/15/45(3)                                      12,248,119
--------------------------------------------------------------------------------
        3,750,000   Washington Mutual, Inc.,
                    Series 2004 AR4, Class A6,
                    3.81%, 6/25/34                                   3,572,040
--------------------------------------------------------------------------------
        5,500,000   Washington Mutual, Inc.,
                    Series 2004 AR9, Class A7,
                    VRN, 4.17%, 4/1/06                               5,295,857
--------------------------------------------------------------------------------
        4,805,000   Washington Mutual, Inc.,
                    Series 2005 AR4, Class A4B,
                    4.68%, 4/25/35                                   4,694,000
--------------------------------------------------------------------------------
        2,425,344   Washington Mutual, Inc.,
                    Series 2005 AR11, Class A1C1,
                    VRN, 5.02%, 4/25/06, resets
                    monthly off the 1-month
                    LIBOR plus 0.20% with a
                    cap of 10.50%                                    2,424,755
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $128,508,021)                                                126,176,107
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 10.4%

      $15,840,000   U.S. Treasury Bonds,
                    8.125%, 8/15/21(3)                         $    20,968,200
--------------------------------------------------------------------------------
       13,200,000   U.S. Treasury Bonds,
                    7.125%, 2/15/23(4)                              16,238,072
--------------------------------------------------------------------------------
        1,515,000   U.S. Treasury Bonds,
                    6.125%, 11/15/27(4)                              1,725,208
--------------------------------------------------------------------------------
        3,210,000   U.S. Treasury Bonds,
                    6.25%, 5/15/30(4)                                3,752,442
--------------------------------------------------------------------------------
        2,500,000   U.S. Treasury Bonds,
                    4.50%, 2/15/36(4)                                2,346,485
--------------------------------------------------------------------------------
       18,295,000   U.S. Treasury Notes,
                    4.50%, 2/28/11(4)                               18,034,168
--------------------------------------------------------------------------------
        7,900,000   U.S. Treasury Notes,
                    4.50%, 2/15/16(3)                                7,685,839
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $71,875,116)                                                  70,750,414
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(1) -- 9.9%

           42,416   ABSC Net Interest Margin,
                    Series 2004 HE5, Class A1,
                    5.00%, 8/27/34 (Acquired
                    6/22/04, Cost $42,303)(5)                           42,265
--------------------------------------------------------------------------------
        4,250,000   Accredited Mortgage Loan
                    Trust, Series 2006-1,
                    Class A1, VRN, 4.88%,
                    4/25/06, resets monthly
                    off the 1-month LIBOR
                    plus 0.06% with no caps                          4,250,000
--------------------------------------------------------------------------------
        2,997,071   Ameriquest Mortgage
                    Securities Inc., Series 2006 R1,
                    Class A2A, VRN, 4.90%,
                    4/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps                               2,999,193
--------------------------------------------------------------------------------
           23,627   AQ Finance Net Interest
                    Margin, Series 2004 RN5,
                    Class A, 5.19%, 6/29/34
                    (Acquired 6/24/04,
                    Cost $23,627)(5)                                    23,521
--------------------------------------------------------------------------------
           19,510   Argent Net Interest Margin,
                    Series 2004 WN9, Class A,
                    5.19%, 10/25/34 (Acquired
                    9/9/04, Cost $19,509)(5)                            19,487
--------------------------------------------------------------------------------
           18,700   Asset Backed Funding Corp.
                    Net Interest Margin,
                    Series 2004 OPT4, Class N1,
                    4.45%, 5/26/34                                      18,665
--------------------------------------------------------------------------------
        5,100,000   Capital One Prime Auto
                    Receivables Trust, Series
                    2004-2, Class A4, VRN,
                    4.81%, 4/15/06, resets
                    monthly off the 1-month
                    LIBOR plus 0.06%
                    with no caps                                     5,106,110
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
11

Diversified Bond - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------

      $ 9,847,142   CNH Equipment Trust,
                    Series 2004 A, Class A3A,
                    VRN, 4.82%, 4/17/06, resets
                    monthly off the 1-month
                    LIBOR plus 0.07%
                    with no caps(3)                              $   9,856,270
--------------------------------------------------------------------------------
           23,397   Countrywide Asset-Backed
                    Certificates, Series 2004-5N,
                    Class N1, 5.50%, 10/25/35                           23,362
--------------------------------------------------------------------------------
           37,966   Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36
                    (Acquired 10/27/04,
                    Cost $37,946)(5)                                    37,850
--------------------------------------------------------------------------------
        3,424,452   Countrywide Asset-Backed
                    Certificates, Series 2005-7,
                    Class 3AV1, VRN, 4.94%,
                    4/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with no caps                               3,426,569
--------------------------------------------------------------------------------
        3,460,259   Countrywide Asset-Backed
                    Certificates, Series 2005-8,
                    Class 2A1, VRN, 4.95%,
                    4/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.13% with no caps                               3,462,843
--------------------------------------------------------------------------------
        5,100,000   Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 4.89%,
                    4/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps                               5,100,000
--------------------------------------------------------------------------------
        5,900,000   Credit-Based Asset Servicing
                    and Securitization, Series 2006
                    CB3, Class AV1, VRN, 4.88%,
                    4/25/06, resets monthly
                    off the 1-month LIBOR
                    plus 0.06% with no caps                          5,900,000
--------------------------------------------------------------------------------
        1,300,000   Detroit Edison Securitization
                    Funding LLC, Series 2001-1,
                    Class A4 SEQ, 6.19%, 3/1/13                      1,341,930
--------------------------------------------------------------------------------
        1,181,995   First Franklin Mortgage Loan
                    Asset Backed Certificates,
                    Series 2005 FF4, Class 2A1,
                    VRN, 4.90%, 4/25/06, resets
                    monthly off the 1-month
                    LIBOR plus 0.08% with no caps                    1,182,831
--------------------------------------------------------------------------------
           27,501   GSAMP Net Interest Margin,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04,
                    Cost $27,513)(5)                                    27,495
--------------------------------------------------------------------------------
        3,000,000   IndyMac Residential Asset
                    Backed Trust, Series 2006 B,
                    Class 2A1, VRN, 4.88%,
                    4/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                               2,999,063
--------------------------------------------------------------------------------
           21,898   Long Beach Asset Holdings
                    Corp., Series 2004-5, Class C
                    and P, 5.00%, 9/25/34
                    (Acquired 9/15/04,
                    Cost $21,946)(5)                                    21,858
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

     $    188,306   Long Beach Asset Holdings
                    Corp., Series 2005-1, Class N1,
                    4.12%, 2/25/35 (Acquired
                    1/19/05, Cost $188,306)(5)                   $     187,845
--------------------------------------------------------------------------------
        1,980,000   Long Beach Mortgage Loan
                    Trust, Series 2006-2,
                    Class 2A1, VRN, 4.89%,
                    4/25/06, resets monthly
                    off the 1-month LIBOR
                    plus 0.07% with no caps                          1,980,000
--------------------------------------------------------------------------------
        1,886,054   NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A,
                    VRN, 4.94%, 4/25/06, resets
                    monthly off the 1-month
                    LIBOR plus 0.12% with a
                    cap of 11.00%                                    1,887,595
--------------------------------------------------------------------------------
        4,524,002   NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A,
                    VRN, 4.91%, 4/25/06, resets
                    monthly off the 1-month
                    LIBOR plus 0.09% with a
                    cap of 11.00%                                    4,527,127
--------------------------------------------------------------------------------
          680,025   Residential Asset Mortgage
                    Products, Inc., Series 2004
                    RS10, Class AII1, VRN,
                    4.99%, 4/25/06, resets
                    monthly off the 1-month
                    LIBOR plus 0.17% with a
                    cap of 14.00%                                      680,539
--------------------------------------------------------------------------------
        5,940,197   Residential Asset Mortgage
                    Products, Inc., Series 2005 RS1,
                    Class AII1, VRN, 4.93%,
                    4/25/06, resets monthly
                    off the 1-month LIBOR
                    plus 0.11% with a cap
                    of 14.00%                                        5,945,097
--------------------------------------------------------------------------------
          590,000   Residential Asset Securities
                    Corp., Series 2004 KS2,
                    Class MI1, 4.71%, 3/25/34                          567,432
--------------------------------------------------------------------------------
           31,939   Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A,
                    5.00%, 9/27/34 (Acquired
                    9/13/04, Cost $32,009)(5)                           31,860
--------------------------------------------------------------------------------
           14,504   Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34 (Acquired
                    8/5/04, Cost $14,483)(5)                            14,493
--------------------------------------------------------------------------------
        3,300,000   SLM Student Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    4.85%, 6/26/06, resets
                    quarterly off the 3-month
                    LIBOR minus 0.03%
                    with no caps                                     3,302,030
--------------------------------------------------------------------------------
        2,654,985   Structured Asset Securities
                    Corp., Series 2005 WF2,
                    Class A1, VRN, 4.90%,
                    4/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps                               2,655,814
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $67,570,788)                                                  67,619,144
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
12

Diversified Bond - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------

SOVEREIGN GOVERNMENTS
& AGENCIES -- 0.6%

      $ 2,050,000   Province of Quebec,
                    5.00%, 7/17/09                               $   2,038,706
--------------------------------------------------------------------------------
        1,890,000   Republic of Italy,
                    4.00%, 6/16/08                                   1,846,190
--------------------------------------------------------------------------------
TOTAL SOVEREIGN
GOVERNMENTS & AGENCIES
(Cost $3,979,391)                                                    3,884,896
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 0.2%

        1,650,000   Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33
(Cost $1,650,000)                                                    1,546,974
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.5%

       30,870,000   FNMA Discount Notes,
                    4.61%, 4/3/06(3)(6)
(Cost $30,862,094)                                                  30,870,000
--------------------------------------------------------------------------------

                                                                    Value
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(7) -- 11.2%

REPURCHASE AGREEMENT
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.875%,
dated 3/31/06, due 4/3/06
(Delivery value $76,088,211)
(Cost $76,057,313)                                               $  76,057,313
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 126.7%
(Cost $872,735,878)                                                861,990,315
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES -- (26.7)%                                        (181,540,348)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $ 680,449,967
================================================================================

FUTURES CONTRACTS*

                                                      Underlying Face   Unrealized
      Contracts Purchased         Expiration Date     Amount at Value   Gain (Loss)
------------------------------------------------------------------------------------
 28  U.S. Treasury 10-Year Notes     June 2006           $2,978,938       $2,124
                                                    ================================

                                                      Underlying Face   Unrealized
        Contracts Sold            Expiration Date     Amount at Value   Gain (Loss)
------------------------------------------------------------------------------------
117  U.S. Treasury 2-Year Notes      June 2006          $23,851,547      $ 39,956
------------------------------------------------------------------------------------
250  U.S. Treasury 5-Year Notes      June 2006           26,109,375       134,203
------------------------------------------------------------------------------------
                                                        $49,960,922      $174,159
                                                    ================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

See Notes to Financial Statements.                                   (continued)

------
13

Diversified Bond - Schedule of Investments

MARCH 31, 2006

SWAP AGREEMENTS**

Notional Amount  Description of Agreement                             Expiration Date   Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------
$ 8,930,000      Pay quarterly a fixed rate equal to 0.45%             December 2010           $(26,358)
                 multiplied by the notional amount and receive
                 from Deutsche Bank AG upon each default event
                 of one of the issues of Dow Jones CDX N.A.
                 Investment Grade 5, par value of the
                 proportional notional amount.
----------------------------------------------------------------------------------------------------------------
 10,500,000      Pay quarterly a fixed rate equal to 0.85%             December 2010               4,815
                 multiplied by the notional amount and receive
                 from Barclays Capital, Inc. upon each default event
                 of one of the issues of Dow Jones CDX N.A.
                 Investment Grade 5, par value of the
                 proportional notional amount.
----------------------------------------------------------------------------------------------------------------
 20,000,000      Pay quarterly a fixed rate equal to 0.40%               June 2011                 (148)
                 multiplied by the notional amount and receive
                 from Barclays Capital, Inc. upon each default event
                 of one of the issues of Dow Jones CDX N.A.
                 Investment Grade 6, par value of the
                 proportional notional amount.
----------------------------------------------------------------------------------------------------------------
 10,000,000      Pay quarterly a fixed rate equal to 0.75%               June 2011                30,439
                 multiplied by the notional amount and receive
                 from Deutsche Bank AG upon each default event
                 of one of the issues of Dow Jones CDX N.A.
                 Investment Grade 6, par value of the
                 proportional notional amount.
----------------------------------------------------------------------------------------------------------------
                                                                                               $   8,748
                                                                                        ========================

**SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.
CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
GSAMP = Goldman Sachs Mortgage Pass-through
LB-UBS = Lehman Brothers Inc. -- UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm).  Rate indicated is the weighted-average coupon of the underlying securities held.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2006.

(1) Final maturity indicated, unless otherwise noted.

(2) Forward commitment.

(3) Security, or a portion thereof, has been segregated for a forward commitment, futures contract and/or swap agreement.

(4) Security, or a portion thereof, was on loan as of March 31, 2006.

(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at March 31, 2006 was
    $32,902,271, which represented 4.8% of total net assets.

(6) The rate indicated is the yield to maturity at purchase.

(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
14

High-Yield - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                                  ------------------------
                                                   AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------------
                                                                  SINCE       INCEPTION
                                       1 YEAR       5 YEARS     INCEPTION        DATE
-------------------------------------------------------------------------------------------
INVESTOR CLASS                         6.29%(1)     6.39%(1)     3.28%(1)      9/30/97
-------------------------------------------------------------------------------------------
CSFB HIGH YIELD INDEX II               6.61%        9.45%        6.08%          --
-------------------------------------------------------------------------------------------
LIPPER HIGH CURRENT YIELD
FUNDS AVERAGE RETURN(2)                6.77%        6.92%        3.85%          --
-------------------------------------------------------------------------------------------
Investor Class's Lipper Ranking(2)   260 of 435   195 of 310   118 of 164        --
-------------------------------------------------------------------------------------------
Institutional Class                    6.50%(1)       --         6.68%(1)       8/2/04
-------------------------------------------------------------------------------------------
Advisor Class                          6.02%(1)       --         8.02%(1)       3/8/02
-------------------------------------------------------------------------------------------
A Class                                                                        1/31/03
  No sales charge*                     6.02%(1)       --         9.42%(1)
  With sales charge*                   1.29%(1)       --         7.85%(1)
-------------------------------------------------------------------------------------------
B Class                                                                         1/31/03
  No sales charge*                     5.23%(1)       --         8.62%(1)
  With sales charge*                   1.23%(1)       --         7.82%(1)
-------------------------------------------------------------------------------------------
C Class                                5.23%(1)       --         6.99%(1)      12/10/01
-------------------------------------------------------------------------------------------
R Class                                  --           --         2.23%(1)(3)    7/29/05
-------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Class returns would have been lower if American Century had not voluntarily waived a portion of its management fees and reimbursed a portion of its service and distribution fees, as applicable.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Total returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
15

High-Yield - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 30, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended March 31
--------------------------------------------------------------------------------------------------------
                           1998*    1999     2000     2001     2002    2003     2004    2005     2006
--------------------------------------------------------------------------------------------------------
 Investor Class            6.76%   -2.41%    0.90%   -8.15%   -0.33%   5.90%   15.53%   5.17%   6.29%**
--------------------------------------------------------------------------------------------------------
 CSFB High Yield Index II  5.29%   -0.73%   -0.10%    0.75%    3.41%   7.52%   22.86%   7.84%   6.61%
--------------------------------------------------------------------------------------------------------

* From 9/30/97, the Investor Class's inception date. Not annualized.

**Returns would have been lower, along with the ending value, if a portion of the class's management fees had not been waived during the period.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
16

High-Yield - Portfolio Commentary

PORTFOLIO MANAGERS: MICHAEL DIFLEY AND JAMES KEEGAN

RETURN SUMMARY & PERSPECTIVE

High-Yield generated a 6.29%* total return for the 12 months ended March 31,
2006. By comparison, the CSFB High Yield Index II returned 6.61%. The index's returns are not reduced by expenses. The average return of the 435 funds in
Lipper's High Current Yield Funds category was 6.77%.

Corporate high-yield bonds outperformed most fixed-income market sectors for the reporting period, benefiting from: (1) a search for yield by investors, (2) an upbeat performance by stocks, (3) historically low defaults, and (4) reduced new bond supply compared with recent years. We talk about the strategies that we employed for High-Yield in the Portfolio Strategy & Outlook section on the next page.

HIGH-YIELD BONDS OUTPERFORMED

Corporate high-yield bonds--which tend to act like a mix of stocks and bonds--outperformed most other types of fixed-income securities for the 12 months (please see the Market Perspective on page 2). Investors' appetite for risk and their search for yield helped to make that performance possible, as did a solid performance by equities.

Within the corporate high-yield bond market, securities rated single-B returned approximately 8.0%. By comparison, securities rated double-B--one credit notch below investment-grade--returned roughly 6.7%. The riskiest class of bonds, those rated triple-C or lower, finished behind the top two high-yield credit tiers but still generated a respectable return of approximately 6.4%, the bulk of that gain occurring during the first three months of 2006.

A historically low default rate provided a positive backdrop. Moody's global speculative-grade issuer default rate finished at a historically low 1.65% for the 12 months ended March 31, 2006. That was down moderately from 2.30% at the end of March 2005 and considerably below the recent-cycle peak of 10.89% reached in January 2002.

Limited new bond supply, due to slower refinancing activity, supported prices as well. New corporate high-yield bond issuance in 2005 was approximately 75% of that issued during 2004 and roughly 82% of 2003 levels, a trend that continued
in early 2006.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                           AS OF                  AS OF
                                           3/31/06               3/31/05
--------------------------------------------------------------------------------
Weighted Average Maturity                 6.6 years             6.6 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               3.9 years             4.1 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2006*
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                                6.62%
--------------------------------------------------------------------------------
Institutional Class                                           6.84%
--------------------------------------------------------------------------------
Advisor Class                                                 6.41%
--------------------------------------------------------------------------------
A Class                                                       6.08%
--------------------------------------------------------------------------------
B Class                                                       5.61%
--------------------------------------------------------------------------------
C Class                                                       5.63%
--------------------------------------------------------------------------------
R Class                                                       6.11%
--------------------------------------------------------------------------------

*The yields presented reflect the waiver of a portion of the fund's management fees. Without such waiver, the 30-day yields would have been lower.

*All fund returns referenced in this commentary are for Investor Class shares.

(continued)

------
17

High-Yield - Portfolio Commentary

PORTFOLIO STRATEGY & OUTLOOK

On the portfolio front, we remained focused on our structured-value approach, which is designed to boost performance through a repeatable framework that helps us to identify the best relative values within the corporate high-yield bond universe.

With that approach in mind, we concentrated the bulk of the portfolio in securities rated single-B, an emphasis that we expect to maintain for now. A compressed gap between the yields of top- and bottom-tier bonds convinced us that the potential rewards for adding triple-C or lower-rated securities generally weren't worth the risks, while the outlook for double-B bonds was limited by the backdrop of rising interest rates. That strategy paid off as bonds rated single-B returned more than bonds rated either double-B or triple-C or lower.

On an industry front, we kept the portfolio diversified across a fairly broad range of industry sectors, while focusing on security selection. In addition, we limited our exposure to the automotive industry and avoided air transportation.
Both of these industries generally offered what we considered to be unfavorable outlooks and were some of the market's bottom performers in 2005 before rebounding in early 2006.

Lastly, it's worth noting that the Ford Motor Credit Co. and General Motors
Acceptance Corp. bonds in the portfolio represent exposure to the captive finance subsidiaries of Ford and General Motors and are listed under diversified financial services holdings (rather than as direct exposure to their automotive parent companies). These bonds generally performed better than the parent-company bonds for the 12 months.

HIGH-YIELD'S PLACE IN A DIVERSIFIED PORTFOLIO

High-Yield represents an opportunity to invest in a higher-risk portfolio of below-investment-grade bonds with the potential for higher returns. The potential for high monthly income and low correlations with stocks and high-credit-quality bonds are additional key benefits.

TOP FIVE INDUSTRIES AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Media                                     9.4%                 10.7%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                 8.7%                  9.9%
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                          8.1%                  8.8%
--------------------------------------------------------------------------------
Commercial Services
& Supplies                                6.0%                  4.3%
--------------------------------------------------------------------------------
Wireless  Telecommunication
Services                                  5.6%                  5.3%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
AAA                                         6%                    1%
--------------------------------------------------------------------------------
A                                           1%                    --
--------------------------------------------------------------------------------
BBB                                         2%                    1%
--------------------------------------------------------------------------------
BB                                         34%                   39%
--------------------------------------------------------------------------------
B                                          51%                   54%
--------------------------------------------------------------------------------
CCC or lower                                6%                    5%
--------------------------------------------------------------------------------

------
18

High-Yield - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 91.9%

AEROSPACE & DEFENSE -- 1.5%
--------------------------------------------------------------------------------
       $  400,000   DRS Technologies Inc.,
                    7.625%, 2/1/18(1)                             $    414,000
--------------------------------------------------------------------------------
          350,000   L-3 Communications Corp.,
                    6.125%, 7/15/13                                    343,000
--------------------------------------------------------------------------------
          250,000   L-3 Communications Corp.,
                    6.375%, 10/15/15                                   247,500
--------------------------------------------------------------------------------
                                                                     1,004,500
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
          500,000   MAAX Corp., 9.75%, 6/15/12                         430,000
--------------------------------------------------------------------------------
          250,000   Nortek Inc., 8.50%, 9/1/14                         255,625
--------------------------------------------------------------------------------
                                                                       685,625
--------------------------------------------------------------------------------
CHEMICALS -- 2.7%
--------------------------------------------------------------------------------
          850,000   Huntsman ICI Chemicals,
                    10.125%, 7/1/09                                    875,500
--------------------------------------------------------------------------------
           46,000   IMC Global Inc.,
                    10.875%, 6/1/08                                     50,485
--------------------------------------------------------------------------------
          441,000   Lyondell Chemical Co.,
                    9.50%, 12/15/08                                    460,845
--------------------------------------------------------------------------------
          400,000   Nell AF SARL, 8.375%, 8/15/15
                    (Acquired 8/4/05,
                    Cost $400,000)(1)(2)                               399,000
--------------------------------------------------------------------------------
                                                                     1,785,830
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 6.0%
--------------------------------------------------------------------------------
          750,000   Allied Waste North America, Inc.,
                    6.375%, 4/15/11(1)                                 737,812
--------------------------------------------------------------------------------
          650,000   Casella Waste Systems Inc.,
                    9.75%, 2/1/13                                      698,750
--------------------------------------------------------------------------------
          750,000   Cenveo Corp., 7.875%, 12/1/13                      736,875
--------------------------------------------------------------------------------
          450,000   Corrections Corp. of America,
                    6.25%, 3/15/13(1)                                  444,938
--------------------------------------------------------------------------------
          450,000   FTI Consulting Inc.,
                    7.625%, 6/15/13                                    475,875
--------------------------------------------------------------------------------
          300,000   Hertz Corp., 8.875%, 1/1/14
                    (Acquired 12/15/05,
                    Cost $301,125)(2)                                  312,750
--------------------------------------------------------------------------------
          550,000   Hertz Corp., 10.50%, 1/1/16
                    (Acquired 12/15/05-1/27/06,
                    Cost $572,313)(1)(2)                               599,500
--------------------------------------------------------------------------------
                                                                     4,006,500
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
          250,000   Lucent Technologies Inc.,
                    6.45%, 3/15/29                                     226,875
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.8%
--------------------------------------------------------------------------------
          500,000   Xerox Corp., 6.875%, 8/15/11                       515,625
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.5%
--------------------------------------------------------------------------------
          400,000   ACIH Inc., VRN, 0.00%,
                    12/15/07 (Acquired 12/21/04,
                    Cost $287,164)(2)(3)                               306,000
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 2.3%
--------------------------------------------------------------------------------
       $  500,000   Ball Corp., 6.875%, 12/15/12(1)               $    513,750
--------------------------------------------------------------------------------
          250,000   BWAY Corp., 10.00%, 10/15/10                       265,625
--------------------------------------------------------------------------------
          250,000   Graham Packaging Co. Inc.,
                    8.50%, 10/15/12                                    253,750
--------------------------------------------------------------------------------
          500,000   Graham Packaging Co. Inc.,
                    9.875%, 10/15/14(1)                                508,750
--------------------------------------------------------------------------------
                                                                     1,541,875
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.7%
--------------------------------------------------------------------------------
          500,000   Amscan Holdings Inc.,
                    8.75%, 5/1/14                                      451,250
--------------------------------------------------------------------------------
DIVERSIFIED -- 4.2%
--------------------------------------------------------------------------------
        1,212,500   Dow Jones CDX High Yield
                    Secured Note, 8.75%,
                    12/29/10 (Acquired 12/12/05,
                    Cost $1,207,953)(1)(2)                           1,253,421
--------------------------------------------------------------------------------
        1,493,903   Lehman Brothers TRAINS(reg.sm),
                    Series 2005-1, 7.65%,
                    6/15/15 (Acquired 7/20/05,
                    Cost $1,569,345)(1)(2)                           1,513,133
--------------------------------------------------------------------------------
                                                                     2,766,554
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 4.3%
--------------------------------------------------------------------------------
          500,000   Ford Motor Credit Co.,
                    6.50%, 1/25/07(1)                                  498,182
--------------------------------------------------------------------------------
          400,000   Ford Motor Credit Co.,
                    6.625%, 6/16/08                                    378,784
--------------------------------------------------------------------------------
          350,000   Ford Motor Credit Co.,
                    7.25%, 10/25/11                                    319,283
--------------------------------------------------------------------------------
          250,000   General Motors Acceptance
                    Corp., 6.15%, 4/5/07                               245,599
--------------------------------------------------------------------------------
          500,000   General Motors Acceptance
                    Corp., 6.875%, 9/15/11(1)                          466,554
--------------------------------------------------------------------------------
          750,000   General Motors Acceptance
                    Corp., 6.75%, 12/1/14(1)                           676,219
--------------------------------------------------------------------------------
          325,000   General Motors Acceptance
                    Corp., 8.00%, 11/1/31(1)                           307,962
--------------------------------------------------------------------------------
                                                                     2,892,583
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.8%
--------------------------------------------------------------------------------
          586,000   AT&T Corp., 9.05%, 11/15/11                        634,203
--------------------------------------------------------------------------------
          250,000   Intelsat Subsidiary Holding
                    Co. Ltd., 8.25%, 1/15/13                           255,625
--------------------------------------------------------------------------------
          500,000   Intelsat Subsidiary Holding
                    Co. Ltd., 8.625%, 1/15/15(1)                       518,750
--------------------------------------------------------------------------------
          550,000   Qwest Communications
                    International Inc.,
                    7.50%, 2/15/14                                     569,250
--------------------------------------------------------------------------------
          550,000   Qwest Corp., 7.875%, 9/1/11                        589,875
--------------------------------------------------------------------------------
                                                                     2,567,703
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.3%
--------------------------------------------------------------------------------
          800,000   MSW Energy Holdings LLC/MSW
                    Energy Finance Co., Inc.,
                    8.50%, 9/1/10                                      852,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
19

High-Yield - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
--------------------------------------------------------------------------------
       $  250,000   Celestica Inc.,
                    7.625%, 7/1/13(1)                            $     251,875
--------------------------------------------------------------------------------
          500,000   Flextronics International Ltd.,
                    6.50%, 5/15/13(1)                                  498,750
--------------------------------------------------------------------------------
                                                                       750,625
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 2.4%
--------------------------------------------------------------------------------
          600,000   Hanover Compressor Co.,
                    8.625%, 12/15/10                                   632,250
--------------------------------------------------------------------------------
          570,000   Newpark Resources,
                    8.625%, 12/15/07                                   572,850
--------------------------------------------------------------------------------
          400,000   Universal Compression Inc.,
                    7.25%, 5/15/10                                     408,000
--------------------------------------------------------------------------------
                                                                     1,613,100
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.8%
--------------------------------------------------------------------------------
          500,000   Ingles Markets, Inc.,
                    8.875%, 12/1/11(1)                                 525,000
--------------------------------------------------------------------------------
FOOD PRODUCTS(4)
--------------------------------------------------------------------------------
           13,000   Dole Food Company, Inc.,
                    8.875%, 3/15/11                                     12,935
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.8%
--------------------------------------------------------------------------------
          400,000   Fisher Scientific International Inc.,
                    6.75%, 8/15/14                                     408,500
--------------------------------------------------------------------------------
          760,000   Sybron Dental Specialties Inc.,
                    8.125%, 6/15/12                                    805,600
--------------------------------------------------------------------------------
          650,000   Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                   677,625
--------------------------------------------------------------------------------
                                                                     1,891,725
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 3.1%
--------------------------------------------------------------------------------
          585,000   Genesis HealthCare Corp.,
                    8.00%, 10/15/13                                    621,563
--------------------------------------------------------------------------------
          800,000   HCA Inc., 6.95%, 5/1/12                            811,728
--------------------------------------------------------------------------------
          400,000   HCA Inc., 7.50%, 11/6/33                           393,667
--------------------------------------------------------------------------------
          250,000   Omnicare Inc.,
                    6.875%, 12/15/15(1)                                250,625
--------------------------------------------------------------------------------
                                                                     2,077,583
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 8.6%
--------------------------------------------------------------------------------
          500,000   Herbst Gaming Inc.,
                    8.125%, 6/1/12                                     521,875
--------------------------------------------------------------------------------
          650,000   Intrawest Corp.,
                    7.50%, 10/15/13                                    662,187
--------------------------------------------------------------------------------
           34,000   Mandalay Resort Group,
                    9.375%, 2/15/10(1)                                  37,060
--------------------------------------------------------------------------------
          500,000   MGM Mirage, 8.50%, 9/15/10                         537,500
--------------------------------------------------------------------------------
          300,000   MGM Mirage, 6.75%, 9/1/12                          301,125
--------------------------------------------------------------------------------
          400,000   Penn National Gaming, Inc.,
                    6.875%, 12/1/11(1)                                 409,000
--------------------------------------------------------------------------------
          400,000   Resorts International Hotel
                    and Casino Inc.,
                    11.50%, 3/15/09                                    441,000
--------------------------------------------------------------------------------
          300,000   Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                    309,948
--------------------------------------------------------------------------------
          250,000   Six Flags Inc., 8.875%, 2/1/10                     250,313
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

       $  500,000   Six Flags Inc., 9.75%, 4/15/13                $    506,250
--------------------------------------------------------------------------------
          500,000   Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%,
                    5/1/12(1)                                          546,249
--------------------------------------------------------------------------------
          200,000   Starwood Hotels & Resorts
                    Worldwide Inc., 7.375%,
                    11/15/15                                           217,000
--------------------------------------------------------------------------------
          500,000   Trump Entertainment
                    Resorts, Inc., 8.50%, 6/1/15(1)                    488,750
--------------------------------------------------------------------------------
          500,000   Wynn Las Vegas LLC,
                    6.625%, 12/1/14(1)                                 488,125
--------------------------------------------------------------------------------
                                                                     5,716,382
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 3.6%
--------------------------------------------------------------------------------
          250,000   Beazer Homes USA Inc.,
                    8.375%, 4/15/12                                    260,938
--------------------------------------------------------------------------------
          500,000   D.R. Horton Inc.,
                    7.875%, 8/15/11                                    537,544
--------------------------------------------------------------------------------
          500,000   KB Home, 6.375%, 8/15/11                           493,120
--------------------------------------------------------------------------------
          500,000   Sealy Mattress Co.,
                    8.25%, 6/15/14(1)                                  525,000
--------------------------------------------------------------------------------
          550,000   William Lyon Homes, Inc.,
                    10.75%, 4/1/13                                     556,874
--------------------------------------------------------------------------------
                                                                     2,373,476
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS(4)
--------------------------------------------------------------------------------
           21,000   Spectrum Brands Inc.,
                    7.375%, 2/1/15(1)                                   18,375
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS
& ENERGY TRADERS -- 2.5%
--------------------------------------------------------------------------------
          450,000   AES Corporation (The),
                    8.875%, 2/15/11                                    487,125
--------------------------------------------------------------------------------
          500,000   AES Corporation (The),
                    8.75%, 5/15/13 (Acquired
                    5/1/03, Cost $500,000)(2)                          542,500
--------------------------------------------------------------------------------
          650,000   NRG Energy Inc.,
                    7.375%, 2/1/16                                     665,394
--------------------------------------------------------------------------------
                                                                     1,695,019
--------------------------------------------------------------------------------
IT SERVICES -- 0.7%
--------------------------------------------------------------------------------
          450,000   Sungard Data Systems Inc.,
                    9.125%, 8/15/13 (Acquired
                    7/27/05, Cost $466,688)(2)                         478,125
--------------------------------------------------------------------------------
MACHINERY(4)
--------------------------------------------------------------------------------
           21,000   Terex Corp., 7.375%, 1/15/14                        21,630
--------------------------------------------------------------------------------
MEDIA -- 9.4%
--------------------------------------------------------------------------------
          200,000   Cablevision Systems Corp.,
                    8.00%, 4/15/12(1)                                  196,000
--------------------------------------------------------------------------------
          350,000   Cadmus Communications Corp.,
                    8.375%, 6/15/14                                    353,500
--------------------------------------------------------------------------------
          248,000   CCH I, LLC, 11.00%, 10/1/15(1)                     207,390
--------------------------------------------------------------------------------
          550,000   Charter Communications
                    Holdings II LLC,
                    10.25%, 9/15/10                                    543,125
--------------------------------------------------------------------------------
          500,000   Cinemark Inc., VRN, 0.00%,
                    3/15/09(1)(3)                                      385,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
20

High-Yield - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------

       $  500,000   CSC Holdings, Inc.,
                    8.125%, 8/15/09                               $    518,750
--------------------------------------------------------------------------------
          250,000   CSC Holdings, Inc.,
                    7.25%, 4/15/12 (Acquired
                    8/5/04, Cost $241,250)(2)                          245,625
--------------------------------------------------------------------------------
          500,000   Dex Media Inc.,
                    8.00%, 11/15/13(1)                                 517,500
--------------------------------------------------------------------------------
          500,000   DirecTV Holdings LLC/DirecTV
                    Financing Co., Inc.,
                    8.375%, 3/15/13                                    536,250
--------------------------------------------------------------------------------
          500,000   Echostar DBS Corp.,
                    6.375%, 10/1/11                                    491,250
--------------------------------------------------------------------------------
          250,000   Fisher Communications, Inc.,
                    8.625%, 9/15/14                                    265,313
--------------------------------------------------------------------------------
          800,000   Imax Corp., 9.625%, 12/1/10                        851,999
--------------------------------------------------------------------------------
          500,000   Mediacom LLC,
                    9.50%, 1/15/13(1)                                  497,500
--------------------------------------------------------------------------------
          300,000   MediaNews Group, Inc.,
                    6.875%, 10/1/13                                    280,500
--------------------------------------------------------------------------------
          400,000   Primedia Inc.,
                    8.875%, 5/15/11(1)                                 392,000
--------------------------------------------------------------------------------
                                                                     6,281,702
--------------------------------------------------------------------------------
METALS & MINING -- 1.3%
--------------------------------------------------------------------------------
          550,000   IPSCO Inc., 8.75%, 6/1/13                          602,250
--------------------------------------------------------------------------------
          250,000   Massey Energy Co., 6.875%,
                    12/15/13 (Acquired 12/9/05,
                    Cost $248,108)(2)                                  246,250
--------------------------------------------------------------------------------
                                                                       848,500
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.8%
--------------------------------------------------------------------------------
          500,000   CMS Energy Corp.,
                    7.50%, 1/15/09(1)                                  516,875
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.6%
--------------------------------------------------------------------------------
          350,000   Neiman Marcus Group Inc.,
                    10.375%, 10/15/15 (Acquired
                    9/28/05, Cost $350,000)(1)(2)                      373,625
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 8.1%
--------------------------------------------------------------------------------
          600,000   Chesapeake Energy Corp.,
                    7.50%, 6/15/14                                     631,500
--------------------------------------------------------------------------------
          800,000   El Paso Corp.,
                    7.875%, 6/15/12(1)                                 836,999
--------------------------------------------------------------------------------
          300,000   El Paso Corp.,
                    7.80%, 8/1/31(1)                                   303,000
--------------------------------------------------------------------------------
          650,000   Forest Oil Corp.,
                    7.75%, 5/1/14(1)                                   674,375
--------------------------------------------------------------------------------
          390,000   Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                     420,225
--------------------------------------------------------------------------------
          400,000   Massey Energy Co.,
                    6.625%, 11/15/10                                   409,000
--------------------------------------------------------------------------------
          520,000   Pacific Energy Partners
                    L.P./Pacific Energy Finance
                    Corp., 7.125%, 6/15/14                             531,700
--------------------------------------------------------------------------------
          500,000   Range Resources Corp.,
                    7.375%, 7/15/13                                    520,000
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

       $  500,000   Williams Companies Inc.,
                    8.125%, 3/15/12(1)                            $    539,375
--------------------------------------------------------------------------------
          500,000   Williams Companies Inc.,
                    7.875%, 9/1/21(1)                                  540,000
--------------------------------------------------------------------------------
                                                                     5,406,174
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 2.9%
--------------------------------------------------------------------------------
          400,000   Abitibi-Consolidated Inc.,
                    6.95%, 4/1/08                                      399,000
--------------------------------------------------------------------------------
          550,000   Boise Cascade LLC,
                    7.125%, 10/15/14(1)                                532,125
--------------------------------------------------------------------------------
          500,000   Georgia-Pacific Corp.,
                    7.70%, 6/15/15(1)                                  505,000
--------------------------------------------------------------------------------
           21,000   Jefferson Smurfit Corp.,
                    8.25%, 10/1/12(1)                                   20,711
--------------------------------------------------------------------------------
          500,000   Norske Skog Canada Ltd.,
                    7.375%, 3/1/14                                     475,000
--------------------------------------------------------------------------------
                                                                     1,931,836
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
          610,000   WH Holdings Ltd./WH Capital
                    Corp., 9.50%, 4/1/11                               661,850
--------------------------------------------------------------------------------
REAL ESTATE -- 0.9%
--------------------------------------------------------------------------------
          162,000   CB Richard Ellis Services Inc.,
                    9.75%, 5/15/10                                     176,175
--------------------------------------------------------------------------------
          400,000   Host Marriott L.P.,
                    7.00%, 8/15/12(1)                                  410,500
--------------------------------------------------------------------------------
                                                                       586,675
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 4.5%
--------------------------------------------------------------------------------
          700,000   Asbury Automotive Group Inc.,
                    9.00%, 6/15/12                                     718,375
--------------------------------------------------------------------------------
          250,000   Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                     251,875
--------------------------------------------------------------------------------
          600,000   Couche-Tard U.S.
                    L.P./Couche-Tard Finance
                    Corp., 7.50%, 12/15/13                             618,000
--------------------------------------------------------------------------------
          650,000   GSC Holdings Corp.,
                    8.00%, 10/1/12(1)                                  648,375
--------------------------------------------------------------------------------
          350,000   Toys "R" Us, Inc.,
                    7.375%, 10/15/18                                   259,000
--------------------------------------------------------------------------------
          500,000   United Auto Group, Inc.,
                    9.625%, 3/15/12                                    531,875
--------------------------------------------------------------------------------
                                                                     3,027,500
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
--------------------------------------------------------------------------------
          550,000   Perry Ellis International Inc.,
                    8.875%, 9/15/13                                    552,750
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 1.0%
--------------------------------------------------------------------------------
          400,000   United Rentals North
                    America, Inc., 6.50%, 2/15/12                      394,000
--------------------------------------------------------------------------------
          271,000   United Rentals North
                    America, Inc., 7.75%, 11/15/13(1)                  272,355
--------------------------------------------------------------------------------
                                                                       666,355
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
21

High-Yield - Schedule of Investments

MARCH 31, 2006

Principal Amount/Shares                                              Value
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 5.6%
--------------------------------------------------------------------------------
       $  200,000   Dobson Communications Corp.,
                    8.875%, 10/1/13(1)                            $    202,000
--------------------------------------------------------------------------------
          500,000   Nextel Communications Inc.,
                    5.95%, 3/15/14                                     495,624
--------------------------------------------------------------------------------
          500,000   Nextel Communications Inc.,
                    7.375%, 8/1/15                                     524,753
--------------------------------------------------------------------------------
          400,000   Nextel Partners Inc.,
                    8.125%, 7/1/11                                     425,000
--------------------------------------------------------------------------------
          650,000   Rogers Wireless
                    Communications Inc.,
                    7.25%, 12/15/12                                    688,187
--------------------------------------------------------------------------------
          300,000   Rogers Wireless
                    Communications Inc.,
                    7.50%, 3/15/15(1)                                  323,250
--------------------------------------------------------------------------------
          395,000   SBA Communications Corp.,
                    8.50%, 12/1/12(1)                                  440,425
--------------------------------------------------------------------------------
          300,000   Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                     301,875
--------------------------------------------------------------------------------
          300,000   UbiquiTel Operating Company,
                    9.875%, 3/1/11                                     329,250
--------------------------------------------------------------------------------
                                                                     3,730,364
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $60,591,652)                                                  61,361,101
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 1.5%

        1,000,000   U.S. Treasury Notes,
                    4.25%, 11/30/07
(Cost $997,873)                                                        990,743
--------------------------------------------------------------------------------

COMMON STOCKS -- 0.1%

HOTELS, RESTAURANTS & LEISURE -- 0.1%
--------------------------------------------------------------------------------
            4,076   Trump Entertainment
                    Resorts, Inc.(1)(5)
(Cost $40,020)                                                          75,488
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.8%

       $3,174,000   FNMA Discount Notes,
                    4.61%, 4/3/06(6)
(Cost $3,173,187)                                                    3,174,000
--------------------------------------------------------------------------------

                                                                    Value
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(7) -- 29.2%

REPURCHASE AGREEMENT
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.875%,
dated 3/31/06, due 4/3/06
(Delivery value $19,532,845)
(Cost $19,524,913)                                                $ 19,524,913
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 127.5%
(Cost $84,327,645)                                                  85,126,245
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES -- (27.5)%                                         (18,359,791)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $ 66,766,454
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

CDX = Credit Derivative Indexes
FNMA = Federal National Mortgage Association
TRAINS(reg.sm) = Target Return Index Securities(reg.sm).  Rate indicated is the weighted average coupon of the underlying securities held.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2006.

(1) Security, or a portion thereof, was on loan as of March 31, 2006.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at March 31, 2006 was
    $6,269,929, which represented 9.4% of total net assets.

(3) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective March 31, 2006.

(4) Industry is less than 0.05% of total net assets.

(5) Non-income producing.

(6) The rate indicated is the yield to maturity at purchase.

(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
22

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
23

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                       BEGINNING       ENDING      DURING PERIOD(1)  ANNUALIZED
                     ACCOUNT VALUE  ACCOUNT VALUE     10/1/05 -        EXPENSE
                        10/1/05        3/31/06         3/31/06        RATIO(1)
--------------------------------------------------------------------------------
DIVERSIFIED BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000        $998.40           $3.09           0.62%
--------------------------------------------------------------------------------
Institutional Class     $1,000        $999.40           $2.09           0.42%
--------------------------------------------------------------------------------
Advisor Class           $1,000        $997.10           $4.33           0.87%
--------------------------------------------------------------------------------
A Class                 $1,000        $997.10           $4.33           0.87%
--------------------------------------------------------------------------------
B Class                 $1,000        $993.40           $8.05           1.62%
--------------------------------------------------------------------------------
C Class                 $1,000        $993.40           $8.05           1.62%
--------------------------------------------------------------------------------
R Class                 $1,000        $995.90           $5.57           1.12%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,021.84          $3.13           0.62%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,022.84          $2.12           0.42%
--------------------------------------------------------------------------------
Advisor Class           $1,000       $1,020.59          $4.38           0.87%
--------------------------------------------------------------------------------
A Class                 $1,000       $1,020.59          $4.38           0.87%
--------------------------------------------------------------------------------
B Class                 $1,000       $1,016.85          $8.15           1.62%
--------------------------------------------------------------------------------
C Class                 $1,000       $1,016.85          $8.15           1.62%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,019.35          $5.64           1.12%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(continued)

------
24

Shareholder Fee Examples (Unaudited)

---------------------------------------------------------------------------------------------------
                                                                       EXPENSES PAID
                                          BEGINNING       ENDING      DURING PERIOD(1)  ANNUALIZED
                                        ACCOUNT VALUE  ACCOUNT VALUE     10/1/05 -        EXPENSE
                                           10/1/05        3/31/06         3/31/06        RATIO(1)
---------------------------------------------------------------------------------------------------
HIGH-YIELD SHAREHOLDER FEE EXAMPLE
---------------------------------------------------------------------------------------------------
ACTUAL
---------------------------------------------------------------------------------------------------
Investor Class (after waiver)(2)           $1,000       $1,031.50          $3.90           0.77%
---------------------------------------------------------------------------------------------------
Investor Class (before waiver)             $1,000       $1,031.50(3)       $4.41           0.87%
---------------------------------------------------------------------------------------------------
Institutional Class (after waiver)(2)      $1,000       $1,032.50          $2.89           0.57%
---------------------------------------------------------------------------------------------------
Institutional Class (before waiver)        $1,000       $1,032.50(3)       $3.40           0.67%
---------------------------------------------------------------------------------------------------
Advisor Class (after waiver)(2)            $1,000       $1,030.20          $5.16           1.02%
---------------------------------------------------------------------------------------------------
Advisor Class (before waiver)              $1,000       $1,030.20(3)       $5.67           1.12%
---------------------------------------------------------------------------------------------------
A Class (after waiver)(2)                  $1,000       $1,030.20          $5.16           1.02%
---------------------------------------------------------------------------------------------------
A Class (before waiver)                    $1,000       $1,030.20(3)       $5.67           1.12%
---------------------------------------------------------------------------------------------------
B Class  (after waiver)(2)                 $1,000       $1,026.40          $8.94           1.77%
---------------------------------------------------------------------------------------------------
B Class  (before waiver)                   $1,000       $1,026.40(3)       $9.45           1.87%
---------------------------------------------------------------------------------------------------
C Class (after waiver)(2)                  $1,000       $1,026.40          $8.94           1.77%
---------------------------------------------------------------------------------------------------
C Class (before waiver)                    $1,000       $1,026.40(3)       $9.45           1.87%
---------------------------------------------------------------------------------------------------
R Class (after waiver)(2)                  $1,000       $1,028.90          $6.42           1.27%
---------------------------------------------------------------------------------------------------
R Class (before waiver)                    $1,000       $1,028.90(3)       $6.93           1.37%
---------------------------------------------------------------------------------------------------
HYPOTHETICAL
---------------------------------------------------------------------------------------------------
Investor Class (after waiver)(2)           $1,000       $1,021.09          $3.88           0.77%
---------------------------------------------------------------------------------------------------
Investor Class (before waiver)             $1,000       $1,020.59(3)       $4.38           0.87%
---------------------------------------------------------------------------------------------------
Institutional Class (after waiver)(2)      $1,000       $1,022.09          $2.87           0.57%
---------------------------------------------------------------------------------------------------
Institutional Class (before waiver)        $1,000       $1,021.59(3)       $3.38           0.67%
---------------------------------------------------------------------------------------------------
Advisor Class (after waiver)(2)            $1,000       $1,019.85          $5.14           1.02%
---------------------------------------------------------------------------------------------------
Advisor Class (before waiver)              $1,000       $1,019.35(3)       $5.64           1.12%
---------------------------------------------------------------------------------------------------
A Class (after waiver)(2)                  $1,000       $1,019.85          $5.14           1.02%
---------------------------------------------------------------------------------------------------
A Class (before waiver)                    $1,000       $1,019.35(3)       $5.64           1.12%
---------------------------------------------------------------------------------------------------
B Class  (after waiver)(2)                 $1,000       $1,016.11          $8.90           1.77%
---------------------------------------------------------------------------------------------------
B Class  (before waiver)                   $1,000       $1,015.61(3)       $9.40           1.87%
---------------------------------------------------------------------------------------------------
C Class (after waiver)(2)                  $1,000       $1,016.11          $8.90           1.77%
---------------------------------------------------------------------------------------------------
C Class (before waiver)                    $1,000       $1,015.61(3)       $9.40           1.87%
---------------------------------------------------------------------------------------------------
R Class (after waiver)(2)                  $1,000       $1,018.60          $6.39           1.27%
---------------------------------------------------------------------------------------------------
R Class (before waiver)                    $1,000       $1,018.10(3)       $6.89           1.37%
---------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the six months ended March 31, 2006, the investment advisor waived a portion of the class's management fee.

(3) Ending account value assumes the return after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

------
25

Statement of Assets and Liabilities

MARCH 31, 2006
--------------------------------------------------------------------------------
                                           DIVERSIFIED BOND        HIGH-YIELD
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $796,678,565 and
$64,802,732, respectively) --
including $76,057,402 and
$19,170,016 of securities
on loan, respectively                        $785,933,002          $65,601,332
-----------------------------------------
Investments made with cash
collateral received for securities
on loan, at value (cost of $76,057,313
and $19,524,913, respectively)                 76,057,313           19,524,913
--------------------------------------------------------------------------------
Total investment securities, at value
(cost of $872,735,878 and
$84,327,645, respectively)                    861,990,315           85,126,245
-----------------------------------------
Cash                                              602,933               12,693
-----------------------------------------
Receivable for investments sold                   955,860               12,500
-----------------------------------------
Receivable for capital shares sold                 31,354               21,823
-----------------------------------------
Unrealized appreciation
on swap agreements                                 35,254                   --
-----------------------------------------
Interest receivable                             5,250,949            1,335,713
--------------------------------------------------------------------------------
                                              868,866,665           86,508,974
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                         76,057,313           19,524,913
-----------------------------------------
Payable for investments purchased             110,668,096                   --
-----------------------------------------
Payable for capital shares redeemed                10,913               11,832
-----------------------------------------
Payable for variation margin
on futures contracts                               16,900                   --
-----------------------------------------
Unrealized depreciation
on swap agreements                                 26,506                   --
-----------------------------------------
Accrued management fees                           277,958               41,712
-----------------------------------------
Distribution fees payable                           2,554                2,110
-----------------------------------------
Service fees (and distribution fees --
A Class and R Class) payable                        3,116                3,192
-----------------------------------------
Dividends payable                               1,353,342              158,761
--------------------------------------------------------------------------------
                                              188,416,698           19,742,520
--------------------------------------------------------------------------------
NET ASSETS                                   $680,449,967          $66,766,454
================================================================================

See Notes to Financial Statements.                                   (continued)

------
26

Statement of Assets and Liabilities

MARCH 31, 2006
--------------------------------------------------------------------------------
                                           DIVERSIFIED BOND        HIGH-YIELD
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                              $697,821,353         $ 78,882,839
-----------------------------------------
Accumulated net realized loss
on investment transactions                     (6,786,231)         (12,914,985)
-----------------------------------------
Net unrealized appreciation
(depreciation) on investments                 (10,585,155)             798,600
--------------------------------------------------------------------------------
                                             $680,449,967         $ 66,766,454
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                   $225,187,253          $42,650,048
-----------------------------------------
Shares outstanding                             22,779,810            6,684,877
-----------------------------------------
Net asset value per share                           $9.89                $6.38
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                   $440,578,857           $9,386,854
-----------------------------------------
Shares outstanding                             44,568,697            1,471,273
-----------------------------------------
Net asset value per share                           $9.89                $6.38
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                     $5,642,411             $406,537
-----------------------------------------
Shares outstanding                                570,783               63,720
-----------------------------------------
Net asset value per share                           $9.89                $6.38
--------------------------------------------------------------------------------

A CLASS
--------------------------------------------------------------------------------
Net assets                                     $6,932,487          $11,292,686
-----------------------------------------
Shares outstanding                                701,286            1,769,967
-----------------------------------------
Net asset value per share                           $9.89                $6.38
-----------------------------------------
Maximum offering price
(net asset value divided by 0.955)                 $10.36                $6.68
--------------------------------------------------------------------------------

B CLASS
--------------------------------------------------------------------------------
Net assets                                       $749,622           $1,181,730
-----------------------------------------
Shares outstanding                                 75,831              185,222
-----------------------------------------
Net asset value per share                           $9.89                $6.38
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                                     $1,334,426           $1,823,032
-----------------------------------------
Shares outstanding                                134,990              285,738
-----------------------------------------
Net asset value per share                           $9.89                $6.38
--------------------------------------------------------------------------------

R CLASS
--------------------------------------------------------------------------------
Net assets                                        $24,911              $25,567
-----------------------------------------
Shares outstanding                                  2,520                4,007
-----------------------------------------
Net asset value per share                           $9.89                $6.38
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
27

Statement of Operations

YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------
                                           DIVERSIFIED BOND        HIGH-YIELD
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------
Interest                                     $ 28,890,851           $4,838,051
-----------------------------------------
Securities lending                                211,178               53,698
--------------------------------------------------------------------------------
                                               29,102,029            4,891,749
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------
Management fees                                 3,021,080              548,707
-----------------------------------------
Distribution fees:
-----------------------------------------
  Advisor Class                                    13,837                1,005
-----------------------------------------
  B Class                                           5,682                8,904
-----------------------------------------
  C Class                                          10,669               22,558
-----------------------------------------
Service fees:
-----------------------------------------
  Advisor Class                                    13,837                1,005
-----------------------------------------
  B Class                                           1,894                2,968
-----------------------------------------
  C Class                                           3,556                7,519
-----------------------------------------
Service and distribution fees:
-----------------------------------------
  A Class                                          15,440               34,358
-----------------------------------------
  R Class                                              82                   83
-----------------------------------------
Trustees' fees and expenses                        28,149                2,970
-----------------------------------------
Other expenses                                      3,323                  354
--------------------------------------------------------------------------------
                                                3,117,549              630,431
Amount waived                                          --              (41,438)
--------------------------------------------------------------------------------
                                                3,117,549              588,993
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                   25,984,480            4,302,756
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss)
on investment transactions                     (5,011,899)             (15,073)
-----------------------------------------
Change in net unrealized
appreciation (depreciation)
on investments                                 (9,619,678)            (403,901)
--------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)                        (14,631,577)            (418,974)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                              $ 11,352,903           $3,883,782
================================================================================
See Notes to Financial Statements.

------
28

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2006 AND MARCH 31, 2005
----------------------------------------------------------------------------------------------
                                        DIVERSIFIED BOND                  HIGH-YIELD
----------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS                        2006             2005            2006           2005
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income (loss)     $ 25,984,480    $ 16,522,233     $ 4,302,756    $ 4,465,319
-------------------------------
Net realized gain (loss)           (5,011,899)     (1,133,855)        (15,073)     1,551,123
-------------------------------
Change in net unrealized
appreciation (depreciation)        (9,619,678)    (12,137,535)       (403,901)    (2,987,138)
----------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                    11,352,903       3,250,843       3,883,782      3,029,304
----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
From net investment income:
-------------------------------
  Investor Class                   (8,278,499)     (5,567,572)     (2,727,023)    (3,129,375)
-------------------------------
  Institutional Class             (17,369,743)    (10,897,263)       (419,682)       (54,722)
-------------------------------
  Advisor Class                      (210,522)       (195,912)        (26,097)       (29,176)
-------------------------------
  A Class                            (236,977)       (123,356)       (888,500)      (988,944)
-------------------------------
  B Class                             (23,055)        (15,604)        (68,092)       (59,972)
-------------------------------
  C Class                             (43,329)        (32,664)       (172,294)      (203,130)
-------------------------------
  R Class                                (621)              --         (1,068)            --
-------------------------------
From net realized gains:
-------------------------------
  Investor Class                            --     (1,845,189)              --            --
-------------------------------
  Institutional Class                       --     (3,579,242)              --            --
-------------------------------
  Advisor Class                             --        (71,376)              --            --
-------------------------------
  A Class                                   --        (46,319)              --            --
-------------------------------
  B Class                                   --         (8,419)              --            --
-------------------------------
  C Class                                   --        (16,206)              --            --
-------------------------------
  R Class                                   --              --              --            --
----------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                (26,162,746)    (22,399,122)     (4,302,756)    (4,465,319)
----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions        166,070,874      48,274,529       3,061,218     (5,649,240)
----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                     151,261,031      29,126,250       2,642,244     (7,085,255)

NET ASSETS
----------------------------------------------------------------------------------------------
Beginning of period               529,188,936     500,062,686      64,124,210     71,209,465
----------------------------------------------------------------------------------------------
End of period                    $680,449,967    $529,188,936     $66,766,454    $64,124,210
==============================================================================================

See Notes to Financial Statements.

------
29

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Diversified Bond Fund (Diversified Bond) and
High-Yield Fund (High-Yield) (the funds) are two funds in a series issued by the trust. The funds are diversified under the 1940 Act. Diversified Bond's investment objective is to seek a high level of income by investing in non-money market debt securities. High-Yield's investment objective is to seek high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. High-Yield invests primarily in lower-rated debt securities, which are subject to greater credit risk and consequently offer higher yields. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. The A Class may incur an initial sales charge. The A Class, B
Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. The funds are closed to new self-directed retail investors. Sale of the Institutional Class of High-Yield commenced on
August 2, 2004. Sale of the R Class commenced on July 29, 2005 for the funds.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades
(but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; or
trading in a security has been halted during the trading day.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

TRACERS(reg.sm)/TRAINS(reg.sm) -- The funds may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an

(continued)

------
30

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable each fund to be more diversified by owning a single security.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

SWAP AGREEMENTS -- The funds may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events. The funds may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on investments. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide

(continued)

------
31

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.2925% to 0.4100% for Diversified Bond and from 0.5425% to
0.6600% for High-Yield. The rates for the Complex Fee (Investor, A, B, C and R
Classes) range from 0.2500% to 0.3100%. The Institutional Class is 0.2000% less and the Advisor Class is 0.2500% less at each point within the Complex Fee range. Effective July 29, 2005, ACIM voluntarily agreed to waive 0.095% of its management fee for High-Yield. The fee waiver may be revised or terminated at any time without notice.

The effective annual management fees for the funds for the year ended March 31,
2006 were as follows:

--------------------------------------------------------------------------------
                              INVESTOR,
                              A, B & C    INSTITUTIONAL    ADVISOR       R
--------------------------------------------------------------------------------
Diversified Bond                0.61%         0.41%         0.36%      0.61%
--------------------------------------------------------------------------------
High-Yield (before waiver)      0.86%         0.66%         0.61%      0.86%
--------------------------------------------------------------------------------
High-Yield (after waiver)       0.80%         0.60%         0.55%      0.76%
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                   B & C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class and R Class will pay ACIS an annual distribution and service fee of 0.25% for the A Class and 0.50% for the R Class.
The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A,
B, C and R Class shares. Fees incurred under the plans during the year ended
March 31, 2006, are detailed in the Statement of Operations.

(continued)

------
32

Notes to Financial Statements

MARCH 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC.

The funds have a bank line of credit and securities lending agreement with
JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
March 31, 2006, were as follows:

--------------------------------------------------------------------------------
                                                  DIVERSIFIED
                                                     BOND          HIGH-YIELD
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
U.S. Treasury & Government Agency Obligations    $1,983,489,490       $997,461
--------------------------------------------------------------------------------
Investment securities other than
U.S. Treasury & Government Agency Obligations      $174,299,143    $27,210,468
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
U.S. Treasury & Government Agency Obligations    $1,868,641,696             --
--------------------------------------------------------------------------------
Investment securities other than
U.S. Treasury & Government Agency Obligations      $116,970,467    $23,211,545
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

-------------------------------------------------------------------------------------------
                                   DIVERSIFIED BOND                  HIGH-YIELD
-------------------------------------------------------------------------------------------
                                 SHARES         AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
----------------------------
Sold                           7,808,708    $ 78,850,698      2,180,349     $ 13,942,540
----------------------------
Issued in reinvestment
of distributions                 536,988       5,426,621        279,573        1,789,818
----------------------------
Redeemed                      (3,422,528)    (34,610,361)    (2,117,976)     (13,561,048)
-------------------------------------------------------------------------------------------
Net increase (decrease)        4,923,168    $ 49,666,958        341,946     $  2,171,310
===========================================================================================
YEAR ENDED MARCH 31, 2005
----------------------------
Sold                           4,276,189    $ 43,779,141      2,217,561     $ 14,511,413
----------------------------
Issued in reinvestment
of distributions                 648,996       6,635,162        337,196        2,195,208
----------------------------
Redeemed                      (4,017,237)    (41,058,188)    (4,467,467)     (29,031,029)
-------------------------------------------------------------------------------------------
Net increase (decrease)          907,948    $  9,356,115     (1,912,710)    $(12,324,408)
===========================================================================================

(continued)

------
33

Notes to Financial Statements

MARCH 31, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-------------------------------------------------------------------------------------------
                                   DIVERSIFIED BOND                  HIGH-YIELD
-------------------------------------------------------------------------------------------
                                 SHARES         AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
----------------------------
Sold                          16,101,487    $162,621,605      1,066,108      $6,808,122
----------------------------
Issued in reinvestment
of distributions                 697,667       7,047,145            293           1,878
----------------------------
Redeemed                      (5,519,540)    (55,648,083)       (65,384)       (417,123)
-------------------------------------------------------------------------------------------
Net increase (decrease)       11,279,614    $114,020,667      1,001,017      $6,392,877
===========================================================================================
YEAR ENDED MARCH 31, 2005(1)
----------------------------
Sold                          10,247,819    $105,039,653        471,927      $3,112,995
----------------------------
Issued in reinvestment
of distributions                 752,745       7,696,248            183           1,198
----------------------------
Redeemed                      (7,223,585)    (74,246,876)        (1,854)        (12,263)
-------------------------------------------------------------------------------------------
Net increase (decrease)        3,776,979    $ 38,489,025        470,256      $3,101,930
===========================================================================================

ADVISOR CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
----------------------------
Sold                             295,210     $ 2,979,735         22,380       $ 143,515
----------------------------
Issued in reinvestment
of distributions                  19,229         194,316          1,400           8,962
----------------------------
Redeemed                        (280,450)     (2,830,313)       (20,011)       (128,011)
-------------------------------------------------------------------------------------------
Net increase (decrease)           33,989    $    343,738          3,769      $   24,466
===========================================================================================
YEAR ENDED MARCH 31, 2005
----------------------------
Sold                             217,034     $ 2,220,710         60,503        $389,029
----------------------------
Issued in reinvestment
of distributions                  24,443         249,910          1,346           8,758
----------------------------
Redeemed                        (382,160)     (3,907,965)       (38,784)       (250,708)
-------------------------------------------------------------------------------------------
Net increase (decrease)         (140,683)    $(1,437,345)        23,065        $147,079
===========================================================================================

A CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
----------------------------
Sold                             374,541     $ 3,796,765        557,021     $ 3,569,732
----------------------------
Issued in reinvestment
of distributions                  20,028         201,978        124,590         797,794
----------------------------
Redeemed                        (192,740)     (1,946,128)    (1,327,233)     (8,503,116)
-------------------------------------------------------------------------------------------
Net increase (decrease)          201,829     $ 2,052,615       (645,622)    $(4,135,590)
===========================================================================================
YEAR ENDED MARCH 31, 2005
----------------------------
Sold                             273,403     $ 2,799,725      1,233,240     $ 8,018,943
----------------------------
Issued in reinvestment
of distributions                  14,447         147,684        135,500         882,613
----------------------------
Redeemed                        (133,942)     (1,367,672)      (853,689)     (5,573,755)
-------------------------------------------------------------------------------------------
Net increase (decrease)          153,908     $ 1,579,737        515,051     $ 3,327,801
===========================================================================================

(1) August 2, 2004 (commencement of sale) through March 31, 2005 for High-Yield.

(continued)

------
34

Notes to Financial Statements

MARCH 31, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-------------------------------------------------------------------------------------------
                                   DIVERSIFIED BOND                  HIGH-YIELD
-------------------------------------------------------------------------------------------
                                 SHARES         AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------
B CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
----------------------------
Sold                              15,070       $ 152,344         32,108       $ 205,702
----------------------------
Issued in reinvestment
of distributions                   1,836          18,547          6,435          41,186
----------------------------
Redeemed                         (15,588)       (157,463)       (25,271)       (161,726)
-------------------------------------------------------------------------------------------
Net increase (decrease)            1,318      $   13,428         13,272      $   85,162
===========================================================================================
YEAR ENDED MARCH 31, 2005
----------------------------
Sold                              34,527       $ 354,652         53,831       $ 350,840
----------------------------
Issued in reinvestment
of distributions                   1,738          17,768          6,741          43,865
----------------------------
Redeemed                         (20,347)       (208,523)       (19,080)       (124,571)
-------------------------------------------------------------------------------------------
Net increase (decrease)           15,918       $ 163,897         41,492       $ 270,134
===========================================================================================

C CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
----------------------------
Sold                              60,295       $ 610,099         84,511    $    542,886
----------------------------
Issued in reinvestment
of distributions                   2,887          29,170          7,368          47,183
----------------------------
Redeemed                         (68,596)       (691,426)      (327,746)     (2,093,146)
-------------------------------------------------------------------------------------------
Net increase (decrease)           (5,414)     $  (52,157)      (235,867)    $(1,503,077)
===========================================================================================
YEAR ENDED MARCH 31, 2005
----------------------------
Sold                              62,876       $ 643,095        152,831    $    994,646
----------------------------
Issued in reinvestment
of distributions                   2,675          27,340         10,620          69,115
----------------------------
Redeemed                         (53,576)       (547,335)      (189,997)     (1,235,537)
-------------------------------------------------------------------------------------------
Net increase (decrease)           11,975       $ 123,100        (26,546)    $  (171,776)
===========================================================================================

R CLASS
-------------------------------------------------------------------------------------------
PERIOD ENDED
MARCH 31, 2006(1)
----------------------------
Sold                               2,458         $25,005          3,840         $25,003
----------------------------
Issued in reinvestment
of distributions                      62             620            167           1,067
-------------------------------------------------------------------------------------------
Net increase (decrease)            2,520         $25,625          4,007         $26,070
===========================================================================================

(1) July 29, 2005 (commencement of sale) through March 31, 2006.

5. SECURITIES LENDING

As of March 31, 2006, securities in Diversified Bond and High-Yield valued at
$76,057,402 and $19,170,016, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by
ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $77,615,848 and
$19,524,913, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

(continued)

------
35

Notes to Financial Statements

MARCH 31, 2006

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $575,000,000 effective December 14, 2005. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions.
Borrowings under the agreement bear interest at the Federal Funds rate plus
0.50%. The funds did not borrow from the line during the year ended March 31,
2006.

7. RISK FACTORS

High-Yield invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

8. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended March 31, 2006 and March 31, 2005 were as follows:

--------------------------------------------------------------------------------
                               DIVERSIFIED BOND              HIGH-YIELD
--------------------------------------------------------------------------------
                              2006          2005          2006        2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income            $26,162,746   $20,412,668   $4,302,756   $4,465,319
--------------------------------------------------------------------------------
Long-term capital gains             --    $1,961,342           --           --
--------------------------------------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The reclassifications, which reflect character differences primarily related to federal income tax treatment of paydown losses and interest on swap agreements, were as follows:

--------------------------------------------------------------------------------
                                                    DIVERSIFIED
                                                       BOND         HIGH-YIELD
--------------------------------------------------------------------------------
Undistributed net investment income                 $(178,266)          --
--------------------------------------------------------------------------------
Accumulated net realized loss                       $  198,151          --
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)              $  (19,885)         --
--------------------------------------------------------------------------------

(continued)

------
36

Notes to Financial Statements

MARCH 31, 2006

8. FEDERAL TAX INFORMATION (CONTINUED)

As of March 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                                   DIVERSIFIED
                                                      BOND          HIGH-YIELD
--------------------------------------------------------------------------------
Federal tax cost of investments                   $872,739,003     $84,327,645
================================================================================
Gross tax appreciation of investments             $  1,149,659     $ 1,578,659
----------------------------------------------
Gross tax depreciation of investments              (11,898,347)       (780,059)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)
of investments                                    $(10,748,688)    $   798,600
================================================================================
Net tax appreciation (depreciation)
on derivatives                                         (15,875)             --
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)               $(10,764,563)    $   798,600
================================================================================
Accumulated capital losses                         $(1,745,845)   $(12,914,985)
----------------------------------------------
Capital loss deferrals                             $(4,860,978)             --
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains for certain futures contracts.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                         2009            2010            2013           2014
--------------------------------------------------------------------------------
Diversified Bond          --              --         $(1,154,158)    $(591,687)
--------------------------------------------------------------------------------
High-Yield           $(2,609,243)    $(10,290,678)        --          $(15,064)
--------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2006. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
37

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                            INVESTOR CLASS
--------------------------------------------------------------------------------
                           2006       2005       2004       2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period      $10.10     $10.49     $10.47      $9.98     $10.25
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
 Net Investment
  Income                   0.41(2)    0.33(2)    0.36(2)    0.48       0.17
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)             (0.21)     (0.27)      0.14       0.49      (0.27)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations               0.20       0.06       0.50       0.97      (0.10)
--------------------------------------------------------------------------------
Distributions
-----------------------
 From Net
 Investment
  Income                  (0.41)     (0.34)     (0.37)     (0.48)     (0.17)
-----------------------
  From Net
  Realized Gains            --       (0.11)     (0.11)       --         --
--------------------------------------------------------------------------------
  Total
  Distributions           (0.41)     (0.45)     (0.48)     (0.48)     (0.17)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $9.89     $10.10     $10.49     $10.47      $9.98
================================================================================
  TOTAL RETURN(3)          1.97%      0.63%      4.92%      9.93%     (0.99)%

RATIOS/SUPPLEMENTAL
DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                 0.62%      0.63%      0.64%      0.64%    0.63%(4)
-----------------------
Ratio of Net
Investment Income
to Average Net Assets      4.04%      3.25%      3.38%      4.67%    5.19%(4)
-----------------------
Portfolio
Turnover Rate               341%       386%       324%       151%     136%(5)
-----------------------
Net Assets,
End of Period
(in thousands)          $225,187   $180,346   $177,791   $198,835    $170,707
--------------------------------------------------------------------------------

(1) December 3, 2001 (acquisition date) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
38

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
--------------------------------------------------------------------------------
                                         INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                           2006       2005       2004       2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period      $10.10     $10.49     $10.47      $9.98     $10.12
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income                   0.43(1)    0.35(1)    0.38(1)    0.50       0.56
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)             (0.21)     (0.27)      0.14       0.49      (0.09)
--------------------------------------------------------------------------------
  Total From
  Investment Operations    0.22       0.08       0.52       0.99       0.47
--------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income       (0.43)     (0.36)     (0.39)     (0.50)     (0.56)
-----------------------
  From Net
  Realized Gains            --       (0.11)     (0.11)       --       (0.05)
--------------------------------------------------------------------------------
  Total
  Distributions           (0.43)     (0.47)     (0.50)     (0.50)     (0.61)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $9.89     $10.10     $10.49     $10.47      $9.98
================================================================================
  TOTAL RETURN(2)          2.17%      0.83%      5.13%     10.15%      4.76%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                 0.42%      0.43%      0.44%      0.44%      0.44%
-----------------------
Ratio of Net
Investment Income
to Average Net Assets      4.24%      3.45%      3.58%      4.87%      5.46%
-----------------------
Portfolio
Turnover Rate               341%       386%       324%       151%       136%
-----------------------
Net Assets,
End of Period
(in thousands)          $440,579   $336,207   $309,579   $281,998   $202,476
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
39

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                              ADVISOR CLASS
--------------------------------------------------------------------------------
                              2006       2005      2004       2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period        $10.10     $10.49     $10.47      $9.98     $10.25
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income                     0.38(2)    0.31(2)    0.33(2)    0.46       0.16
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)               (0.21)     (0.28)      0.14       0.49      (0.27)
--------------------------------------------------------------------------------
  Total From
  Investment Operations      0.17       0.03       0.47       0.95      (0.11)
--------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.38)     (0.31)     (0.34)     (0.46)     (0.16)
-----------------------
  From Net
  Realized Gains              --       (0.11)     (0.11)       --         --
--------------------------------------------------------------------------------
  Total
  Distributions             (0.38)     (0.42)     (0.45)     (0.46)     (0.16)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $9.89     $10.10     $10.49     $10.47      $9.98
================================================================================
  TOTAL RETURN(3)            1.72%      0.38%      4.66%      9.66%     (1.07)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.87%      0.88%     0.89%      0.89%    0.88%(4)
-----------------------
Ratio of Net
Investment Income
to Average Net Assets        3.79%      3.00%     3.13%      4.42%    4.94%(4)
-----------------------
Portfolio
Turnover Rate                 341%       386%      324%       151%     136%(5)
-----------------------
Net Assets,
End of Period
(in thousands)              $5,642     $5,421    $7,107    $11,567     $10,291
--------------------------------------------------------------------------------

(1) December 3, 2001 (acquisition date) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
40

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                    A CLASS
--------------------------------------------------------------------------------
                                   2006        2005        2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $10.10      $10.49      $10.47      $10.40
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income            0.39(2)     0.31(2)     0.33(2)     0.06
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)          (0.22)      (0.28)       0.14        0.07
--------------------------------------------------------------------------------
  Total From
Investment Operations              0.17        0.03        0.47        0.13
--------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income      (0.38)      (0.31)      (0.34)      (0.06)
--------------------------------
  From Net Realized Gains           --        (0.11)      (0.11)        --
--------------------------------------------------------------------------------
  Total Distributions             (0.38)      (0.42)      (0.45)      (0.06)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $9.89      $10.10      $10.49      $10.47
================================================================================
  TOTAL RETURN(3)                  1.72%       0.38%       4.65%       1.27%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.87%       0.88%       0.89%     0.88%(4)
--------------------------------
Ratio of Net Investment Income
to Average Net Assets              3.79%       3.00%       3.13%     3.69%(4)
--------------------------------
Portfolio Turnover Rate             341%        386%        324%      151%(5)
--------------------------------
Net Assets, End of Period
(in thousands)                    $6,932      $5,044      $3,625         $294
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
41

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                   B CLASS
--------------------------------------------------------------------------------
                                  2006       2005        2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.10      $10.49      $10.47      $10.40
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income           0.31(2)     0.23(2)     0.26(2)     0.05
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)         (0.21)      (0.27)       0.14        0.07
--------------------------------------------------------------------------------
  Total From
  Investment Operations           0.10       (0.04)       0.40        0.12
--------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income     (0.31)      (0.24)      (0.27)      (0.05)
--------------------------------
  From Net Realized Gains          --        (0.11)      (0.11)        --
--------------------------------------------------------------------------------
  Total Distributions            (0.31)      (0.35)      (0.38)      (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $9.89      $10.10      $10.49      $10.47
================================================================================
  TOTAL RETURN(3)                 0.96%      (0.37)%      3.87%       1.20%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             1.62%       1.63%       1.64%       1.61%(4)
--------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)           1.62%       1.63%       1.64%    1.63%(4)(5)
--------------------------------
Ratio of Net Investment
Income to Average Net Assets      3.04%       2.25%       2.38%       2.98%(4)
--------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)           3.04%       2.25%       2.38%    2.96%(4)(5)
--------------------------------
Portfolio Turnover Rate            341%        386%        324%        151%(6)
--------------------------------
Net Assets, End of Period
(in thousands)                     $750        $753        $615            $84
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
42

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                  C CLASS
--------------------------------------------------------------------------------
                                  2006       2005        2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $10.10      $10.49      $10.47       $10.40
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income            0.31(2)     0.23(2)     0.28(2)      0.05
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)          (0.21)      (0.27)       0.14         0.07
--------------------------------------------------------------------------------
  Total From
  Investment Operations            0.10       (0.04)       0.42         0.12
--------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income      (0.31)      (0.24)      (0.29)       (0.05)
--------------------------------
  From Net Realized Gains           --        (0.11)      (0.11)         --
--------------------------------------------------------------------------------
  Total Distributions             (0.31)      (0.35)      (0.40)       (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $9.89      $10.10      $10.49       $10.47
================================================================================
  TOTAL RETURN(3)                  0.96%      (0.37)%      4.07%        1.20%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              1.62%       1.63%       1.47%     1.38%(4)
--------------------------------
Ratio of Net Investment Income
to Average Net Assets              3.04%       2.25%       2.55%     3.23%(4)
--------------------------------
Portfolio Turnover Rate             341%        386%        324%      151%(5)
--------------------------------
Net Assets, End of Period
(in thousands)                    $1,334      $1,418      $1,347         $342
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
43

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                      R CLASS
--------------------------------------------------------------------------------
                                                                      2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.17
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
 Net Investment Income(2)                                               0.25
-------------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                               (0.28)
--------------------------------------------------------------------------------
 Total From Investment Operations                                      (0.03)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------
 From Net Investment Income                                            (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $9.89
================================================================================
 TOTAL RETURN(3)                                                       (0.33)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.12%(4)
-------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  3.68%(4)
-------------------------------------------------------------------
Portfolio Turnover Rate                                                341%(5)
-------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $25
--------------------------------------------------------------------------------

(1) July 29, 2005 (commencement of sale) through March 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return  differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2006.

See Notes to Financial Statements.

------
44

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
----------------------------------------------------------------------------------------
                                                  INVESTOR CLASS
----------------------------------------------------------------------------------------
                              2006      2005      2004     2003(1)     2002     2001
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $6.42     $6.55     $6.13     $5.76      $6.18     $7.20
----------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income       0.43      0.46      0.50      0.18       0.52      0.74
--------------------------
  Net Realized and
  Unrealized Gain (Loss)     (0.04)    (0.13)     0.42      0.37      (0.42)    (0.97)
----------------------------------------------------------------------------------------
  Total From
  Investment Operations       0.39      0.33      0.92      0.55       0.10     (0.23)
----------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.43)    (0.46)    (0.50)    (0.18)     (0.52)    (0.79)
----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $6.38     $6.42     $6.55     $6.13      $5.76     $6.18
========================================================================================
  TOTAL RETURN(2)             6.29%     5.17%    15.53%     9.61%      1.43%    (3.56)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.81%(3)    0.88%     0.89%   0.88%(4)     0.90%    0.90%
--------------------------
Ratio of Operating
Expenses to Average
Net Assets
(Before Expense Waiver)       0.87%     0.88%     0.89%   0.88%(4)     0.90%    0.90%
--------------------------
Ratio of Net
Investment Income
to Average Net Assets       6.74%(3)    7.04%     7.82%   7.22%(4)     8.37%   10.88%
--------------------------
Ratio of Net
Investment Income
to Average Net Assets
(Before Expense Waiver)       6.68%     7.04%     7.82%   7.22%(4)     8.37%   10.88%
--------------------------
Portfolio
Turnover Rate                   40%       64%       80%       9%         80%     131%
--------------------------
Net Assets,
End of Period
(in thousands)              $42,650   $40,746   $54,074   $78,223    $50,287   $34,150
----------------------------------------------------------------------------------------

(1) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period. For the years before 2003, the fund's fiscal year end was October 31.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(4) Annualized.

See Notes to Financial Statements.

------
45

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                         2006         2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $6.42         $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income                                   0.44          0.30
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                (0.04)        (0.01)
--------------------------------------------------------------------------------
  Total From Investment Operations                        0.40          0.29
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                             (0.44)        (0.30)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $6.38         $6.42
================================================================================
  TOTAL RETURN(2)                                         6.50%         4.53%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.61%(3)     0.68%(4)
------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets (Before Expense Waiver)               0.67%     0.68%(4)
------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                    6.94%(3)     4.37%(4)
------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets (Before Expense Waiver)               6.88%     4.37%(4)
------------------------------------------------------
Portfolio Turnover Rate                                       40%       64%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)                   $9,387       $3,021
--------------------------------------------------------------------------------

(1) August 2, 2004 (commencement of sale) through March 31, 2005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2005.

See Notes to Financial Statements.

------
46

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                          ADVISOR CLASS
--------------------------------------------------------------------------------
                        2006       2005        2004        2003(1)      2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period    $6.42      $6.55       $6.13        $5.76        $6.22
--------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------
  Net Investment
  Income                0.42       0.44        0.49         0.18         0.30
---------------------
  Net Realized
  and Unrealized
  Gain (Loss)          (0.04)     (0.13)       0.42         0.37        (0.46)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations            0.38       0.31        0.91         0.55        (0.16)
--------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Investment Income    (0.42)     (0.44)      (0.49)       (0.18)       (0.30)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period          $6.38      $6.42       $6.55        $6.13        $5.76
================================================================================
  TOTAL RETURN(3)       6.02%      4.91%      15.35%        9.63%       (2.72)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets            1.06%(4)     1.13%     1.12%(5)    0.84%(5)(6)   1.15%(6)
---------------------
Ratio of Operating
Expenses to Average
Net Assets (Before
Expense Waiver)         1.12%      1.13%       1.14%      1.13%(6)     1.15%(6)
---------------------
Ratio of Net
Investment Income
to Average
Net Assets            6.49%(4)     6.79%     7.59%(5)    7.27%(5)(6)   7.63%(6)
---------------------
Ratio of Net
Investment Income
to Average Net
Assets (Before
Expense Waiver)         6.43%      6.79%       7.57%      6.98%(6)     7.63%(6)
---------------------
Portfolio
Turnover Rate             40%        64%         80%            9%       80%(7)
---------------------
Net Assets,
End of Period
(in thousands)           $407       $385        $242            $1           $4
--------------------------------------------------------------------------------

(1) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2) March 8, 2002 (commencement of sale) through October 31, 2002.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5) During the period ended March 31, 2003, and the year ended March 31, 2004, the distributor voluntarily waived a portion of the distribution and service fees.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
47

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                      A CLASS
--------------------------------------------------------------------------------
                                       2006       2005       2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $6.42      $6.55      $6.13      $5.98
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------------
  Net Investment Income                0.42       0.44       0.49       0.07
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)              (0.04)     (0.13)      0.42       0.15
--------------------------------------------------------------------------------
  Total From
  Investment Operations                0.38       0.31       0.91       0.22
--------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income          (0.42)     (0.44)     (0.49)     (0.07)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                         $6.38      $6.42      $6.55      $6.13
================================================================================
  TOTAL RETURN(2)                      6.02%      4.91%     15.24%      3.74%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                1.06%(3)     1.13%      1.14%    1.13%(4)
-----------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                1.12%      1.13%      1.14%    1.13%(4)
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                6.49%(3)     6.79%      7.57%    8.01%(4)
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)                6.43%      6.79%      7.57%    8.01%(4)
-----------------------------------
Portfolio Turnover Rate                  40%        64%        80%       9%(5)
-----------------------------------
Net Assets, End of Period
(in thousands)                       $11,293    $15,517    $12,449        $763
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
48

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                   B CLASS
--------------------------------------------------------------------------------
                                    2006       2005       2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $6.42      $6.55      $6.13       $5.98
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income             0.37       0.39       0.44        0.07
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)           (0.04)     (0.13)      0.42        0.15
--------------------------------------------------------------------------------
  Total From
  Investment Operations             0.33       0.26       0.86        0.22
--------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net
  Investment Income                (0.37)     (0.39)     (0.44)      (0.07)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $6.38      $6.42      $6.55       $6.13
================================================================================
  TOTAL RETURN(2)                   5.23%      4.13%     14.38%       3.64%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             1.81%(3)     1.88%      1.89%    1.86%(4)(5)
--------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)              1.87%     1.88%      1.89%       1.88%(4)
--------------------------------
Ratio of Net Investment Income
to Average Net Assets             5.74%(3)     6.04%      6.82%    7.27%(4)(5)
--------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)             5.68%      6.04%      6.82%       7.25%(4)
--------------------------------
Portfolio Turnover Rate               40%        64%        80%          9%(6)
--------------------------------
Net Assets, End of Period
(in thousands)                     $1,182     $1,105       $855           $57
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(4) Annualized.

(5) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
49

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                             C CLASS
--------------------------------------------------------------------------------
                           2006      2005      2004       2003(1)     2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $6.42     $6.55     $6.13       $5.76       $6.32
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income                   0.37      0.39      0.45        0.16        0.41
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)             (0.04)    (0.13)     0.42        0.37       (0.56)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations               0.33      0.26      0.87        0.53       (0.15)
--------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income       (0.37)    (0.39)    (0.45)      (0.16)      (0.41)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $6.38     $6.42     $6.55       $6.13       $5.76
================================================================================
  TOTAL RETURN(3)          5.23%     4.13%    14.60%       9.28%      (2.49)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets               1.81%(4)    1.88%     1.72%     1.63%(5)    1.65%(5)
-----------------------
Ratio of Operating
Expenses to Average
Net Assets (Before
Expense Waiver)            1.87%     1.88%     1.72%     1.63%(5)    1.65%(5)
-----------------------
Ratio of Net
Investment Income
to Average Net Assets     5.74%(4)    6.04%     6.99%    6.48%(5)    7.78%(5)
-----------------------
Ratio of Net
Investment Income
to Average Net
Assets (Before
Expense Waiver)           5.68%     6.04%     6.99%     6.48%(5)     7.78%(5)
-----------------------
Portfolio
Turnover Rate               40%       64%       80%          9%        80%(6)
-----------------------
Net Assets,
End of Period
(in thousands)            $1,823    $3,351    $3,590       $283           $31
--------------------------------------------------------------------------------

(1) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2) December 10, 2001 (commencement of sale) through October 31, 2002.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
50

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                     R CLASS
--------------------------------------------------------------------------------
                                                                     2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $6.51
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------
 Net Investment Income                                                 0.27
----------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                              (0.13)
--------------------------------------------------------------------------------
 Total From Investment Operations                                      0.14
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------------------
 From Net Investment Income                                           (0.27)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $6.38
================================================================================
 TOTAL RETURN(2)                                                       2.23%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                  1.27%(3)(4)
----------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets (Before Expense Waiver)                         1.37%(4)
----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets               6.39%(3)(4)
----------------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets (Before Expense Waiver)                         6.29%(4)
----------------------------------------------------------------
Portfolio Turnover Rate                                                 40%(5)
----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $26
--------------------------------------------------------------------------------

(1) July 29, 2005 (commencement of sale) through March 31, 2006.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2006.

See Notes to Financial Statements.

------
51

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Investment Trust
and Shareholders of the Diversified Bond Fund and the High-Yield Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Diversified Bond Fund and
High-Yield Fund (two of the five funds comprising the American Century
Investment Trust, hereafter referred to as the "Funds") at March 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the High-Yield Fund for the year ended
October 31, 2001 were audited by other auditors, whose report dated December 7,
2001, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 18, 2006

------
52

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management,
Inc. (ACIM); the funds' principal underwriter, American Century Investment
Services, Inc. (ACIS); and the funds' transfer agent, American Century Services,
LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to December 2005); Vice
President-Administration, Brocade Communications Systems, Inc. (November 2004 to
December 2005); Vice President-Finance, Brocade Communications Systems, Inc.
(November 2000 to November 2004)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

(continued)

------
53

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, LLC (1996
to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2002
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

(continued)

------
54

Management

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee, President
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chief Executive Officer and President, ACIM, ACGIM, ACIS and other ACC subsidiaries; Executive Vice President, ACS; Director, ACC, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present); Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS; Assistant
Treasurer, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 1998
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM, and ACS (March 2005 to present); Vice President, ACS (February 2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------

(continued)

------
55

Management

OFFICERS (CONTINUED)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present); Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge, upon request, by calling 1-800-345-2021.

------
56

Share Class Information

Seven classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class, and R Class. The
total expense ratio of Institutional Class shares is lower than that of Investor
Class shares; the total expense ratios of Advisor, A, B, C, and R Class shares are higher than that of Investor Class shares. The funds are available for purchase only through financial intermediaries by investors who seek advice from them. The funds are closed to other investors, but those with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A Class shares also are subject to a 0.25%
annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on

(continued)

------
57

Share Class Information

shares acquired through reinvestment of dividends or capital gains. The unified management fee for B Class shares is the same as for Investor Class shares. B
Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
58

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
59

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CREDIT SUISSE FIRST BOSTON (CSFB) HIGH YIELD INDEX II is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market.
Prior to October 2001, the index was known as the Donaldson, Lufkin, & Jenrette
(DLJ) High-Yield Index.

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. CORPORATE HIGH-YIELD INDEX covers the U.S.
dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

------
60

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0605
SH-ANN-48889N

[front cover]

American Century Investments
ANNUAL REPORT

[photo of woman and girl in canoe]

MARCH 31, 2006

Premium Money Market Fund

[american century investments logo and text logo]

PREMIUM MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Premium Money Market Fund for the 12 months ended March 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor, and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of Chief Investment Officer]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

RATE HIKES, ENERGY PRICES, & HURRICANE DAMAGE TEMPERED ECONOMIC GROWTH

The resilient U.S. economy grew at a moderate rate during the 12 months ended
March 31, 2006, but showed signs of slowing in the months ahead. Real annualized
GDP growth averaged approximately 3.5% for the 12 months, despite faltering to a
1.7% rate in the fourth quarter of 2005 after one of the worst hurricane seasons in history.

Besides severe damage to the Gulf Coast from Hurricanes Katrina and Rita, the economy withstood eight additional interest rate hikes by the Federal Reserve
(on top of seven hikes in the prior 10 months), a flattened Treasury yield curve, and soaring energy prices.

Relatively stable "core" inflation (without energy and food prices), an improving labor market, and the fact that long-term interest rates stayed relatively low for much of the period aided economic growth. But record-high energy prices, a belated upturn in long-term interest rates, and indications that the housing boom might finally be over raised concerns about consumer spending and economic growth in the second half of 2006.

GOOD TIMES FOR HIGH-YIELD & MONEY MARKET SECURITIES

High-yield and money market securities were fixed-income market leaders during this period of moderate economic growth and rising interest rates. The Lehman
Brothers Corporate High-Yield Index significantly outperformed the other bond market indices in the table below. The table also shows that a key money market benchmark, the three-month Treasury bill, outpaced most other market indices as the Federal Reserve raised rates.

In general, shorter-maturity securities suffered less price depreciation than their more rate change-sensitive, longer-maturity counterparts. Relatively higher-yielding securities -- including mortgage- backed and agency securities
-- outperformed because their yields cushioned against price declines. The investment-grade corporate sector was a notable exception. Poor auto industry performance in 2005, before General Motors and Ford were downgraded to high-yield, hurt returns in this sector.

U.S. FIXED-INCOME TOTAL RETURNS

For the 12 months ended March 31, 2006
--------------------------------------------------------------------------------
TREASURY SECURITIES
--------------------------------------------------------------------------------
3-month bill                                                  3.55%
--------------------------------------------------------------------------------
2-year note                                                   2.07%
--------------------------------------------------------------------------------
5-year note                                                   0.45%
--------------------------------------------------------------------------------
10-year note                                                  0.40%
--------------------------------------------------------------------------------
30-year bond                                                  0.37%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. BOND MARKET INDICES
--------------------------------------------------------------------------------
Corporate High-Yield                                          7.43%
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                    2.67%
--------------------------------------------------------------------------------
Agency                                                        2.58%
--------------------------------------------------------------------------------
Aggregate (multi-sector)                                      2.26%
--------------------------------------------------------------------------------
Treasury                                                      1.95%
--------------------------------------------------------------------------------
Corporate Investment-Grade                                    1.63%
--------------------------------------------------------------------------------
Source: Lehman Brothers Inc.

------
2

Premium Money Market - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                    --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR      5 YEARS    10 YEARS    INCEPTION     DATE
--------------------------------------------------------------------------------
PREMIUM
MONEY MARKET            3.41%(1)      1.96%       3.66%       3.82%      4/1/93
--------------------------------------------------------------------------------
90-DAY
U.S. TREASURY
BILL INDEX               3.53%       2.08%       3.61%       3.82%        --
--------------------------------------------------------------------------------
LIPPER
MONEY MARKET
INSTRUMENT FUNDS
AVERAGE RETURN(2)        2.86%       1.51%       3.29%        N/A         --
--------------------------------------------------------------------------------
Fund's
Lipper
Ranking(2)             25 of 355   24 of 299   20 of 189      --          --
--------------------------------------------------------------------------------

Premium Money Market acquired all of the net assets of the American Century
Premium Capital Reserve Fund and the American Century Premium Government Reserve
Fund on December 3, 2001, pursuant to a plan of reorganization approved by the acquired funds' shareholders on November 16, 2001. Performance information prior to December 3, 2001 is that of the American Century Premium Capital Reserve
Fund.

(1) Class returns would have been lower if American Century had not voluntarily waived a portion of its management fees or its service and distribution fees, as applicable.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual returns. This listing might not represent the complete universe of funds tracked by Lipper Inc.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                                     (continued)

------
3

Premium Money Market - Performance

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
A-1+                                         62%                   61%
--------------------------------------------------------------------------------
A-1                                          38%                   39%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

YIELDS* AND WEIGHTED AVERAGE MATURITY
--------------------------------------------------------------------------------
                                                      3/31/06
--------------------------------------------------------------------------------
7-Day Current Yield                                    4.31%
--------------------------------------------------------------------------------
7-Day Effective Yield                                  4.40%
--------------------------------------------------------------------------------
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
Weighted Average Maturity                  43 days               37 days
--------------------------------------------------------------------------------

*The yields presented reflect the waiver of a portion of the fund's management fees. Without such waiver, the 30-day yields would have been lower.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
1 - 30 days                                  63%                  53%
--------------------------------------------------------------------------------
31 - 90 days                                 30%                  39%
--------------------------------------------------------------------------------
91 - 180 days                                 3%                   8%
--------------------------------------------------------------------------------
More than 180 days                            4%                   --
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
4

Premium Money Market - Portfolio Commentary

PORTFOLIO MANAGER: LYNN PASCHEN

PERFORMANCE SUMMARY

For the fiscal year ended March 31, 2006, Premium Money Market returned 3.41%, ahead of the 2.86% average return of the 355 funds in Lipper Inc.'s money market funds category. The fund's fiscal-year return ranked in the top 8% of the Lipper category, which is consistent with its longer-term performance--the fund's five-year return ranked in the top 10% of the Lipper group, and its 10-year return ranked in the top 11%. (See page 3 for additional performance information.)

ECONOMIC AND MARKET REVIEW

Money market rates increased during the one-year period, reaching their highest levels in five years. As the economy maintained its momentum and inflation increased modestly over the past year, the Federal Reserve (Fed) continued to raise short-term interest rates. The Fed enacted eight quarter-point rate hikes during the fiscal year, boosting its federal funds rate target from 2.75% to
4.75% -- its highest level since April 2001. The Fed has now raised rates 15 times since mid-2004, the longest uninterrupted stretch of rate hikes since the runaway-inflation days of the late-1970s.

The Fed's actions provided a similar lift to money market rates; the three-month
Treasury bill yield rose from 2.79% to 4.63% during the one-year period.

PORTFOLIO STRATEGY

Premium Money Market's seven-day current yield increased from 2.28% to
4.31% during the fiscal year, tracking the broad rise in money market yields. We maintained a relatively short average maturity for the portfolio in order to reflect higher money market rates more quickly. For the most part, the fund's average maturity ranged from 30-45 days, compared with an average maturity of
65-75 days for the fund in 2003, when the Fed was finishing its extended series of interest rate CUTS.

We increased the portfolio's commercial paper holdings from 46% to 59% of the portfolio during the fiscal year. After declining from 2001 to 2003, commercial paper issuance rebounded in 2004 and 2005, and issuance rose by more than $80 billion in the first quarter of 2006. The increased supply has made commercial paper yields more attractive, and we took advantage of the opportunity to expand our commercial paper position to more than half of the portfolio. We reduced our exposure to floating-rate notes to make room for the additional commercial paper holdings.

LOOKING AHEAD

Based on federal funds rate futures, the Fed is expected to raise short-term interest rates again in May 2006, but the timing of any further increases--if there are any--is much less clear. Consequently, after enjoying nearly two years of steadily rising yields, money market investors may see more stable rates in the second half of 2006. But regardless of the near-term outlook for rates, a money market fund like Premium Money Market can help preserve capital and add stability to a diversified portfolio.

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                     (continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                     BEGINNING         ENDING      DURING PERIOD(1)   ANNUALIZED
                   ACCOUNT VALUE   ACCOUNT VALUE      10/1/05 -        EXPENSE
                      10/1/05         3/31/06          3/31/06         RATIO(1)
--------------------------------------------------------------------------------
PREMIUM MONEY MARKET SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual
(after waiver)(2)      $1,000        $1,019.50           $2.22         0.44%
--------------------------------------------------------------------------------
Actual
(before waiver)        $1,000        $1,019.50(3)        $2.37         0.47%
--------------------------------------------------------------------------------
Hypothetical
(after waiver)(2)      $1,000        $1,022.74           $2.22         0.44%
--------------------------------------------------------------------------------
Hypothetical
(before waiver)        $1,000        $1,022.59           $2.37         0.47%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the six months ended March 31, 2006, the fund had received a partial waiver of its management fees.

(3) Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

------
7

Premium Money Market - Schedule of Investments

MARCH 31, 2006

--------------------------------------------------------------------------------
Principal Amount                                                     Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) - 58.5%
--------------------------------------------------------------------------------
     $ 10,800,000  American Family Financial
                   Services, 4.94%, 9/15/06                       $  10,552,506
--------------------------------------------------------------------------------
        1,087,000  Amstel Funding Corp., 4.57%,
                   4/18/06 (Acquired 1/27/06,
                   Cost $1,075,823)(2)                                1,084,654
--------------------------------------------------------------------------------
        6,000,000  Amstel Funding Corp., 4.74%,
                   6/1/06 (Acquired 3/3/06,
                   Cost $5,928,900)(2)                                5,951,810
--------------------------------------------------------------------------------
       10,000,000  Amstel Funding Corp., 4.85%,
                   6/15/06 (Acquired 3/21/06,
                   Cost $9,884,139)(2)                                9,898,958
--------------------------------------------------------------------------------
       10,000,000  Amsterdam Funding Corp.,
                   4.77%, 4/26/06 (Acquired
                   3/27/06, Cost $9,960,250)(2)                       9,966,875
--------------------------------------------------------------------------------
        1,400,000  Cedar Springs Capital Co.,
                   4.52%, 4/19/06 (Acquired
                   1/19/06, Cost $1,384,180)(2)                       1,396,836
--------------------------------------------------------------------------------
        6,000,000  Cedar Springs Capital Co.,
                   4.65%, 5/12/06 (Acquired
                   2/14/06, Cost $5,932,575)(2)                       5,968,225
--------------------------------------------------------------------------------
        5,000,000  Cedar Springs Capital Co.,
                   4.67%, 5/22/06 (Acquired
                   2/21/06, Cost $4,941,625)(2)                       4,966,921
--------------------------------------------------------------------------------
        5,000,000  Cedar Springs Capital Co.,
                   4.52%, 6/13/06 (Acquired
                   12/16/05, Cost $4,889,511)(2)                      4,954,172
--------------------------------------------------------------------------------
       10,000,000  Charta LLC, 4.55%, 4/5/06
                   (Acquired 2/13/06,
                   Cost $9,935,542)(2)                                9,994,945
--------------------------------------------------------------------------------
        5,000,000  Charta LLC, 4.44%, 4/7/06
                   (Acquired 1/9/06,
                   Cost $4,945,733)(2)                                4,996,300
--------------------------------------------------------------------------------
       10,000,000  CRC Funding LLC, 4.58%,
                   4/24/06 (Acquired 2/14/06,
                   Cost $9,912,217)(2)                                9,970,739
--------------------------------------------------------------------------------
        5,000,000  Credit Suisse First Boston,
                   4.68%, 5/22/06                                     4,966,850
--------------------------------------------------------------------------------
        8,000,000  Crown Point Capital Co., 4.74%,
                   4/19/06 (Acquired 3/20/06,
                   Cost $7,968,400)(2)                                7,981,040
--------------------------------------------------------------------------------
       10,000,000  Crown Point Capital Co., 4.66%,
                   5/16/06 (Acquired 2/16/06,
                   Cost $9,884,794)(2)                                9,941,750
--------------------------------------------------------------------------------
        6,000,000  Danske Corporation, 4.56%,
                   4/3/06 (Acquired 3/3/06,
                   Cost $5,976,440)(2)                                5,998,480
--------------------------------------------------------------------------------
       10,000,000  Danske Corporation, 4.62%,
                   4/28/06 (Acquired 2/24/06,
                   Cost $9,924,283)(2)                                9,965,350
--------------------------------------------------------------------------------
        7,000,000  Depfa Bank plc, 4.50%,
                   6/9/06 (Acquired 1/5/06-
                   1/10/06, Cost $6,866,250)(2)                       6,939,625
--------------------------------------------------------------------------------
        9,000,000  Emerald Notes of the MBNA,
                   4.68%, 4/10/06 (Acquired
                   3/14/06, Cost $8,968,410)(2)                       8,989,470
--------------------------------------------------------------------------------
        9,500,000  Emerald Notes of the MBNA,
                   4.89%, 6/28/06 (Acquired
                   3/29/06, Cost $9,383,863)(2)                       9,386,443
--------------------------------------------------------------------------------
Principal Amount                                                     Value
--------------------------------------------------------------------------------
     $ 10,000,000  Fortis Funding LLC, 4.57%,
                   4/3/06 (Acquired 3/3/06,
                   Cost $9,960,647)(2)                            $   9,997,461
--------------------------------------------------------------------------------
       11,800,000   Goldman Sachs Group, Inc.
                    (The), 4.78%, 4/4/06                             11,795,300
--------------------------------------------------------------------------------
        5,000,000   Govco Incorporated, 4.70%,
                    5/24/06 (Acquired 2/24/06,
                    Cost $4,941,903)(2)                               4,965,403
--------------------------------------------------------------------------------
        7,000,000   Govco Incorporated, 4.76%,
                    6/7/06 (Acquired 3/7/06,
                    Cost $6,914,849)(2)                               6,937,988
--------------------------------------------------------------------------------
        6,000,000   Govco Incorporated, 4.51%,
                    6/21/06 (Acquired 1/4/06,
                    Cost $5,873,720)(2)                               5,939,115
--------------------------------------------------------------------------------
        2,000,000   HBOS Treasury Services plc,
                    4.67%, 5/17/06                                    1,988,078
--------------------------------------------------------------------------------
        1,000,000   ING (U.S.) Funding LLC,
                    4.72%, 4/19/06                                      997,640
--------------------------------------------------------------------------------
        9,600,000   ING (U.S.) Funding LLC,
                    4.47%, 6/5/06                                     9,522,520
--------------------------------------------------------------------------------
        2,800,000   Ixis, 4.42%, 4/4/06 (Acquired
                    1/4/06, Cost $2,769,060)(2)                       2,798,969
--------------------------------------------------------------------------------
        8,700,000   Ixis, 4.65%, 5/4/06 (Acquired
                    3/1/06, Cost $8,628,080)(2)                       8,662,916
--------------------------------------------------------------------------------
        8,000,000   Legacy Capital LLC, 4.59%,
                    4/6/06 (Acquired 3/6/06,
                    Cost $7,968,242)(2)                               7,994,878
--------------------------------------------------------------------------------
        5,000,000   Legacy Capital LLC, 4.80%,
                    6/5/06 (Acquired 3/10/06,
                    Cost $4,942,000)(2)                               4,956,667
--------------------------------------------------------------------------------
        2,500,000   Lexington Parker Capital, 4.57%,
                    4/18/06 (Acquired 1/31/06,
                    Cost $2,475,563)(2)                               2,494,605
--------------------------------------------------------------------------------
        4,500,000   Lexington Parker Capital, 4.64%,
                    5/10/06 (Acquired 2/14/06,
                    Cost $4,450,700)(2)                               4,477,380
--------------------------------------------------------------------------------
       10,000,000   Lexington Parker Capital, 4.68%,
                    7/18/06 (Acquired 2/1/06-
                    2/6/06, Cost $9,786,396)(2)                       9,859,750
--------------------------------------------------------------------------------
        5,700,000   Lloyds TSB Bank plc, 4.77%,
                    4/5/06                                            5,696,979
--------------------------------------------------------------------------------
       10,000,000   Morgan Stanley, 4.77%, 4/3/06                     9,997,350
--------------------------------------------------------------------------------
        6,262,000   Nieuw Amsterdam Rec, 4.80%,
                    4/3/06 (Acquired 3/30/06,
                    Cost $6,258,660)(2)                               6,260,330
--------------------------------------------------------------------------------
        1,356,000   Nieuw Amsterdam Rec, 4.75%,
                    4/17/06 (Acquired 3/21/06,
                    Cost $1,351,169)(2)                               1,353,137
--------------------------------------------------------------------------------
       10,000,000   Nieuw Amsterdam Rec, 4.62%,
                    4/24/06 (Acquired 2/16/06,
                    Cost $9,914,017)(2)                               9,970,483
--------------------------------------------------------------------------------
        6,000,000   Paradigm Funding LLC, 4.61%,
                    4/5/06 (Acquired 3/6/06,
                    Cost $5,976,950)(2)                               5,996,927
--------------------------------------------------------------------------------
        2,000,000   Paradigm Funding LLC, 4.40%,
                    4/13/06 (Acquired 11/17/05,
                    Cost $1,964,311)(2)                               1,997,066
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                    (continued)

------
8

Premium Money Market - Schedule of Investments

MARCH 31, 2006

--------------------------------------------------------------------------------
Principal Amount                                                     Value
--------------------------------------------------------------------------------
     $  8,125,000  Paradigm Funding LLC, 4.87%,
                   6/19/06 (Acquired 3/30/06,
                   Cost $8,035,970)(2)                           $    8,038,169
--------------------------------------------------------------------------------
       11,000,000  Preferred Receivable Funding,
                   4.42%, 4/12/06 (Acquired
                   12/12/05, Cost $10,836,583)(2)                    10,985,144
--------------------------------------------------------------------------------
        5,000,000  Preferred Receivable Funding,
                   4.67%, 6/12/06 (Acquired
                   2/10/06, Cost $4,920,869)(2)                       4,953,300
--------------------------------------------------------------------------------
       15,000,000  Rabobank USA Financial Corp.,
                   4.77%, 4/4/06                                     14,994,037
--------------------------------------------------------------------------------
        8,500,000  Societe Generale, 4.79%, 4/3/06                    8,497,738
--------------------------------------------------------------------------------
       10,000,000  Societe Generale, 4.38%, 4/6/06                    9,993,917
--------------------------------------------------------------------------------
        1,300,000  Spintab AB, 4.75%, 4/3/06                          1,299,657
--------------------------------------------------------------------------------
        1,400,000  Spintab AB, 4.62%, 4/13/06                         1,397,844
--------------------------------------------------------------------------------
        1,400,000  Spintab AB, 4.62%, 4/18/06                         1,396,946
--------------------------------------------------------------------------------
        3,200,000  Spintab AB, 4.62%, 4/24/06                         3,190,555
--------------------------------------------------------------------------------
       10,000,000  Spintab AB, 4.73%, 6/1/06                          9,919,853
--------------------------------------------------------------------------------
        9,500,000  Stadshypotek Deleware, Inc.,
                   4.59%, 5/18/06 (Acquired
                   2/1/06, Cost $9,371,608)(2)                        9,443,071
--------------------------------------------------------------------------------
       10,000,000  Windmill Funding Corp., 4.42%,
                   4/13/06 (Acquired 1/5/06,
                   Cost $9,879,678)(2)                                9,985,267
--------------------------------------------------------------------------------
        3,000,000  Yorktown Capital LLC, 4.63%,
                   4/7/06 (Acquired 3/10/06,
                   Cost $2,989,197)(2)                                2,997,685
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                              375,626,074
--------------------------------------------------------------------------------
CORPORATE BONDS - 18.1%
--------------------------------------------------------------------------------
       10,000,000  Barclays Bank plc, VRN, 4.57%,
                   4/3/06, resets monthly off the
                   1-month LIBOR minus 0.06%
                   with no caps                                       9,999,666
--------------------------------------------------------------------------------
        3,600,000  Christopher Place Inc., VRN, 4.93%,
                   4/6/06 (LOC: Fifth Third Bank)                     3,600,000
--------------------------------------------------------------------------------
        2,500,000  Citigroup Global Markets Holdings
                   Inc., VRN, 4.72%, 5/8/06, resets
                   quarterly off the 3-month LIBOR
                   plus 0.01% with no caps                            2,500,059
--------------------------------------------------------------------------------
        2,650,000  Citigroup Inc., VRN, 4.90%, 5/19/06,
                   resets quarterly off the 3-month
                   LIBOR plus 0.125% with no caps                     2,650,493
--------------------------------------------------------------------------------
        2,425,000  Coastal Area Stores Inc./Tattnall
                   Foods Inc., VRN, 4.88%, 4/6/06
                   (LOC: Columbus Bank & Trust)                       2,425,000
--------------------------------------------------------------------------------
        3,495,000  CPR Investments LLC, VRN,
                   4.88%, 4/6/06                                      3,495,000
--------------------------------------------------------------------------------
        1,650,000  General Electric Capital Corp.,
                   VRN, 4.91%, 5/12/06, resets
                   quarterly off the 3-month LIBOR
                   plus 0.17% with no caps                            1,650,379
--------------------------------------------------------------------------------
        4,545,000  Green Island Country Club Inc.,
                   VRN, 4.88%, 4/6/06
                   (LOC: Columbus Bank & Trust)                       4,545,000
--------------------------------------------------------------------------------
Principal Amount                                                     Value
--------------------------------------------------------------------------------
     $  6,100,000  HBOS Treasury Services plc, VRN,
                   4.65%, 4/12/06, resets quarterly
                   off the 3-month LIBOR plus 0.08%
                   with no caps (Acquired 1/12/06,
                   Cost $6,107,320)(2)                            $   6,105,736
--------------------------------------------------------------------------------
        6,300,000  Lee Group Inc./County Materials
                   Inc./Lees Aggregate & Trucking
                   Inc., VRN, 4.94%, 4/6/06
                   (LOC: FHLB)                                        6,300,000
--------------------------------------------------------------------------------
        4,000,000  Merrill Lynch & Co., Inc., VRN,
                   5.17%, 5/22/06, resets quarterly
                   off the 3-month LIBOR plus
                   0.40% with no caps                                 4,002,241
--------------------------------------------------------------------------------
       13,000,000  OSS Realty Co., VRN, 4.85%,
                   4/6/06 (LOC: SunTrust Bank)                       12,999,999
--------------------------------------------------------------------------------
        5,000,000  Royal Bank of Scotland (New York),
                   VRN, 4.58%, 4/5/06, resets monthly
                   off the 1-month LIBOR minus
                   0.08% with no caps                                 4,999,590
--------------------------------------------------------------------------------
        5,000,000  Royal Bank of Scotland (New York),
                   VRN, 4.52%, 4/21/06, resets
                   quarterly off the 3-month LIBOR
                   minus 0.09% with no caps                           4,999,205
--------------------------------------------------------------------------------
        2,000,000  Salvation Army, Series 2004 A,
                   VRN, 4.83%, 4/6/06 (LOC: Bank
                   of New York)                                       2,000,000
--------------------------------------------------------------------------------
        3,945,000  Six Ten Properties LLC, VRN,
                   4.88%, 4/6/06 (LOC: Columbus
                   Bank & Trust)                                      3,945,000
--------------------------------------------------------------------------------
        2,010,000  St. Mary's Congregation, VRN,
                   4.98%, 4/6/06 (LOC: Marshall &
                   Isley Bank)                                        2,010,000
--------------------------------------------------------------------------------
       10,000,000  SunTrust Bank, VRN, 4.74%,
                   4/24/06, resets monthly off the
                   1-month LIBOR minus 0.05%
                   with no caps                                      10,000,000
--------------------------------------------------------------------------------
        5,000,000  Toyota Motor Credit Corp., 3.65%,
                   4/13/06                                            4,998,459
--------------------------------------------------------------------------------
        5,000,000  Toyota Motor Credit Corp., 3.00%,
                   6/9/06                                             4,985,112
--------------------------------------------------------------------------------
        4,220,000  Toyota Motor Credit Corp., VRN,
                   4.92%, 6/12/06, resets quarterly
                   off the 3-month LIBOR plus 0.03%
                   with no caps                                       4,220,232
--------------------------------------------------------------------------------
        5,000,000  Transamerica Occidental Life
                   Insurance Co., VRN, 4.79%, 5/1/06,
                   resets quarterly off the 3-month
                   LIBOR plus 0.11% with no
                   caps (Acquired 11/9/99, Cost
                   $5,000,000)(2)                                     5,000,000
--------------------------------------------------------------------------------
        9,000,000  Travelers Insurance Co. Group,
                   VRN, 4.78%, 5/8/06, resets
                   quarterly off the 3-month LIBOR
                   plus 0.08% with no caps (Acquired
                   8/7/03, Cost $9,000,000)(2)                        9,000,000
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               116,431,171
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
9

Premium Money Market - Schedule of Investments

MARCH 31, 2006

--------------------------------------------------------------------------------
Principal Amount                                                     Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 13.2%
--------------------------------------------------------------------------------
     $  2,900,000  American National Fish & Wildlife
                   Museum District Rev., Series
                   2004 B, VRDN, 4.93%, 4/6/06
                   (LOC: Commerce Bank N.A.)                       $  2,900,000
--------------------------------------------------------------------------------
        2,150,000  Arizona Health Facilities Auth.
                   Rev., Series 2003 C, (Terraces),
                   VRDN, 4.93%, 4/6/06 (LOC:
                   Lloyds TSB Bank plc)                               2,150,000
--------------------------------------------------------------------------------
          680,000  Board Trustees Morgan County
                   Memorial Hospital Rev., (Johnson
                   County), VRDN, 5.00%, 4/6/06
                   (LOC: Fifth Third Bank)                              680,000
--------------------------------------------------------------------------------
        1,745,000  Calexico Unified School District
                   COP, (Refinancing Project), VRDN,
                   4.86%, 4/6/06 (XLCA) (SBBPA:
                   Wachovia Bank N.A.)                                1,745,000
--------------------------------------------------------------------------------
        1,360,000  California Infrastructure &
                   Economic Development Bank Rev.,
                   Series 2000 B, (Metrotile
                   Manufacturing), VRDN, 4.93%,
                   4/6/06 (LOC: Comerica Bank)                        1,360,000
--------------------------------------------------------------------------------
          400,000  California Statewide Communities
                   Development Auth. Rev., (Industrial
                   Improvements), VRDN, 4.95%,
                   4/6/06 (LOC: Bank of the West)                       400,000
--------------------------------------------------------------------------------
          865,000  Colorado Housing & Finance Auth.
                   Rev., Series 2004 B, (Corey
                   Building), VRDN, 4.93%, 4/6/06
                   (LOC: Guaranty Bank & Trust and
                   Wells Fargo Bank N.A.)                               865,000
--------------------------------------------------------------------------------
        1,040,000  Colorado Housing & Finance Auth.
                   Rev., Series 2004 B, (Taxable
                   POPIEL Properties), VRDN, 4.91%,
                   4/6/06 (LOC: Guaranty Bank &
                   Trust and Wells Fargo Bank N.A.)                   1,040,000
--------------------------------------------------------------------------------
        2,110,000  Colorado Housing & Finance Auth.
                   Rev., Series 2005 B, (Closet
                   Factory), VRDN, 4.93%, 4/6/06
                   (LOC: Bank of New York)                            2,110,000
--------------------------------------------------------------------------------
        1,000,000  Columbus Development Auth. Rev.,
                   (CEDC/ICFORM Inc.), VRDN,
                   4.93%, 4/6/06 (LOC: Columbus
                   Bank & Trust)                                      1,000,000
--------------------------------------------------------------------------------
        2,100,000  Columbus Development Auth. Rev.,
                   (Columbus Park East), VRDN,
                   4.88%, 4/6/06 (LOC: Columbus
                   Bank & Trust)                                      2,100,000
--------------------------------------------------------------------------------
        1,400,000  Columbus Development Auth.
                   Rev., Series 2005 B, (Foundation
                   Properties, Inc., Student Housing),
                   VRDN, 4.89%, 4/6/06 (LOC:
                   Columbus Bank & Trust)                             1,400,000
--------------------------------------------------------------------------------
        3,155,000  Columbus Development Auth.
                   Rev., VRDN, 4.88%, 4/6/06 (LOC:
                   Columbus Bank & Trust)                             3,155,000
--------------------------------------------------------------------------------
        5,000,000  Cook County GO, Series 2005 D,
                   (Public Improvements), VRDN,
                   4.85%, 4/5/06 (SBBPA: Depfa
                   Bank plc)                                          5,000,000
--------------------------------------------------------------------------------
Principal Amount                                                     Value
--------------------------------------------------------------------------------
    $   5,105,000  Cook County Industrial Development
                   Rev., Series 1999 B, (Devorahco
                   LLC), VRDN, 4.87%, 4/6/06
                   (LOC: LaSalle Bank N.A.) (Acquired
                   3/23/01, Cost $5,105,000)(2)                   $   5,105,000
--------------------------------------------------------------------------------
        1,210,000  Crawford Education Facilities
                   Corp. Rev., Series 2004 B,
                   (Refunding Taxable University
                   Package), VRDN, 4.92%, 4/6/06
                   (LOC: BNP Paribas)                                 1,210,000
--------------------------------------------------------------------------------
        5,000,000  Fairfield Rev., Series 2005 A-2,
                   VRDN, 4.82%, 4/6/06 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale)                                      5,000,000
--------------------------------------------------------------------------------
          600,000  Greenville South Carolina
                   Memorial Auditorium District COP,
                   Series 1996 C, (BI-LO Center),
                   VRDN, 4.93%, 4/5/06 (LOC: Bank
                   of America N.A.)                                     600,000
--------------------------------------------------------------------------------
        6,285,000  Kansas City Missouri Tax Increment
                   Rev., Series 2003 B, (Chouteau
                   Development Company LLC),
                   VRDN, 4.85%, 4/6/06 (MBIA)
                   (SBBPA: JPMorgan Chase Bank)                       6,285,000
--------------------------------------------------------------------------------
        1,500,000  Maine GO, (Bond Anticipation
                   Notes), 5.00%, 6/22/06                             1,503,243
--------------------------------------------------------------------------------
        7,500,000  Mississippi Business Finance
                   Corp. Rev., Series 2005, (Future
                   Pipe Industries, Inc.) VRDN,
                   4.83%, 4/6/06 (LOC: Mashreqbank
                   and Bank of New York)                              7,500,000
--------------------------------------------------------------------------------
        7,875,000  Montebello COP, VRDN, 4.88%,
                   4/5/06 (LOC: Union Bank of
                   California N.A. and California State
                   Teacher's Retirement System)                       7,875,000
--------------------------------------------------------------------------------
          320,000  Nebraska Investment Finance Auth.
                   Multifamily Rev., Series 2001 B,
                   (Riverbend Apartments), VRDN,
                   4.95%, 4/6/06 (LOC: LaSalle
                   Bank N.A.) (Acquired 9/5/01,
                   Cost $320,000)(2)                                    320,000
--------------------------------------------------------------------------------
        5,000,000  New Orleans Rev., VRDN, 5.06%,
                   4/6/06 (Ambac) (SBBPA: Bank
                   One Louisiana)                                     5,000,000
--------------------------------------------------------------------------------
        3,000,000  Ogden City Redevelopment
                   Agency Rev., Series 2005 C1,
                   VRDN, 4.97%, 4/4/06 (LOC:
                   Bank of New York)                                  3,000,000
--------------------------------------------------------------------------------
        1,220,000  Ontario County Industrial
                   Development Agency Rev., Series
                   2005 B, (Friends of the Finger
                   Lakes Performing Arts Center, Inc.
--------------------------------------------------------------------------------
                   Civic Facility), VRDN, 4.90%,
                   4/3/06 (LOC: Citizens Bank NA)                     1,220,000
--------------------------------------------------------------------------------
        1,700,000  Oregon State Facilities Auth. Rev.,
                   (Hazelden Springbrook), VRDN,
                   4.95%, 4/6/06 (LOC: Allied Irish
                   Bank plc)                                          1,700,000
--------------------------------------------------------------------------------
        2,000,000  Osceola County Housing Finance
                   Auth. Rev., Series 2002 B,
                   (Regatta Bay Apartments), VRDN,
                   4.93%, 4/5/06 (LOC: FNMA)                          2,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
10

Premium Money Market - Schedule of Investments

MARCH 31, 2006

--------------------------------------------------------------------------------
Principal Amount                                                     Value
--------------------------------------------------------------------------------
    $     100,000  Palm Beach County Florida
                   Housing Finance Auth. Rev.,
                   Series 2003 B, (Renaissance),
                   VRDN, 4.93%, 4/5/06
                   (FNMA) (LOC: FNMA)                             $     100,000
--------------------------------------------------------------------------------
        4,000,000  Southeast Alabama Gas District
                   Rev., (Lateral Project), VRDN,
                   4.83%, 4/6/06 (Ambac) (SBBPA:
                   AmSouth Bank of Alabama)                           4,000,000
--------------------------------------------------------------------------------
        2,500,000  Southeast Industrial Development
                   Agency Rev., (Powers Fasteners),
                   VRDN, 4.93%, 4/6/06 (LOC:
                   Bank of New York)                                  2,500,000
--------------------------------------------------------------------------------
        1,055,000  St. Charles County Industrial
                   Development Auth. Rev., Series
                   2004 B, (Taxable Development
                   Newco), VRDN, 5.04%, 4/6/06
                   (LOC: Marshall & Ilsley)                           1,055,000
--------------------------------------------------------------------------------
        2,500,000  West Covina Public Financing
                   Auth. Tax Allocation Rev., Series
                   1999, (Redevelopment Agency &
                   Sub-Lien), VRDN, 4.91%, 4/6/06
                   (LOC: Allied Irish Bank plc)                       2,500,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES                                           84,378,243
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 5.5%
--------------------------------------------------------------------------------
       10,000,000  FHLB, 2.23%, 4/21/06                               9,988,625
--------------------------------------------------------------------------------
        5,000,000  FHLB, 5.00%, 1/29/07                               5,000,000
--------------------------------------------------------------------------------
        5,000,000  FHLB, 4.80%, 2/23/07                               5,000,000
--------------------------------------------------------------------------------
       10,000,000  FHLB, 4.89%, 3/5/07                               10,000,000
--------------------------------------------------------------------------------
Principal Amount                                                     Value
--------------------------------------------------------------------------------
     $  5,000,000  FHLB, VRN, 4.52%, 4/3/06, resets
                   monthly off the 1-month LIBOR
                   minus 0.11% with no caps                     $     4,999,448
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                    34,988,073
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 5.2%
--------------------------------------------------------------------------------
        5,000,000  Citibank N.A., 4.74%, 5/23/06
                   (Acquired 2/23/06, Cost
                   $5,000,000)(2)                                     5,000,000
--------------------------------------------------------------------------------
       10,000,000  Citibank N.A., 4.82%, 6/7/06
                   (Acquired 3/7/06, Cost
                   $10,000,000)(2)                                   10,000,000
--------------------------------------------------------------------------------
       10,000,000  First Tennessee Bank N.A.,
                   4.70%, 4/17/06 (Acquired
                   3/15/06, Cost $10,000,000)(2)                     10,000,000
--------------------------------------------------------------------------------
        8,100,000  Royal Bank of Scotland
                   (New York), 4.82%, 1/18/07
                   (Acquired 12/21/05, Cost
                   $8,101,768)(2)                                     8,101,314
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                        33,101,314
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES - 100.5%                                                 644,524,875
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES - (0.5)%                                                 (3,275,389)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $ 641,249,486
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective March 31, 2006.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2006.
XLCA = XL Capital Ltd.

(1) The rate indicated is the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the
    Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at
    March 31, 2006 was $328,050,354, which represented 51.2% of total net assets. Restricted securities considered illiquid represent 2.2% of total net assets.

See Notes to Financial Statements.

------
11

Statement of Assets and Liabilities

MARCH 31, 2006

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (amortized cost and
cost for federal income tax purposes)                           $644,524,875
---------------------------------------------------------------
Cash                                                                 641,988
---------------------------------------------------------------
Receivable for capital shares sold                                    70,000
---------------------------------------------------------------
Interest receivable                                                1,439,735
---------------------------------------------------------------
Prepaid portfolio insurance                                           89,206
--------------------------------------------------------------------------------
                                                                 646,765,804
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                  5,043,186
---------------------------------------------------------------
Accrued management fees                                              225,584
---------------------------------------------------------------
Dividends payable                                                    247,548
--------------------------------------------------------------------------------
                                                                   5,516,318
--------------------------------------------------------------------------------
NET ASSETS                                                      $641,249,486
================================================================================
CAPITAL SHARES
--------------------------------------------------------------------------------
Outstanding (unlimited number of shares authorized)              641,260,640
================================================================================
NET ASSET VALUE PER SHARE                                              $1.00
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                 $641,254,456
---------------------------------------------------------------
Accumulated net realized loss on investment transactions              (4,970)
--------------------------------------------------------------------------------
                                                                $641,249,486
================================================================================

See Notes to Financial Statements.

------
12

Statement of Operations

YEAR ENDED MARCH 31, 2006

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------------
Interest                                                         $21,466,129
--------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------
Management fees                                                    2,519,518
---------------------------------------------------------------
Trustees' fees and expenses                                           24,832
---------------------------------------------------------------
Portfolio insurance                                                   87,927
--------------------------------------------------------------------------------
                                                                   2,632,277
Amount waived                                                       (118,419)
--------------------------------------------------------------------------------
                                                                   2,513,858
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             18,952,271
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS                   (4,225)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $18,948,046
================================================================================

See Notes to Financial Statements.

------
13

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2006 AND MARCH 31, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                        2006         2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $18,952,271     $6,360,336
---------------------------------------------------
Net realized gain (loss)                                 (4,225)          (745)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            18,948,046      6,359,591
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                          (18,952,271)    (6,360,336)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                           492,713,081    270,333,905
---------------------------------------------------
Proceeds from reinvestment of distributions          15,788,464      5,447,422
---------------------------------------------------
Payments for shares redeemed                       (340,201,909)  (282,167,013)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                     168,299,636     (6,385,686)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS               168,295,411     (6,386,431)
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 472,954,075    479,340,506
--------------------------------------------------------------------------------
End of period                                      $641,249,486   $472,954,075
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                492,713,081    270,333,905
---------------------------------------------------
Issued in reinvestment of distributions              15,788,464      5,447,422
---------------------------------------------------
Redeemed                                           (340,201,909)  (282,167,013)
--------------------------------------------------------------------------------
Net increase (decrease) in shares of the fund       168,299,636     (6,385,686)
================================================================================

See Notes to Financial Statements.

------
14

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Premium Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to earn the highest level of current income while preserving the value of your investment. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                     (continued)

------
15

Notes to Financial Statements

MARCH 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an
Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment manager that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment
Category Fee range from 0.1170% to 0.2300% and the rates for the Complex Fee range from 0.2500% to 0.3100%. Effective July 29, 2005, the investment advisor voluntarily agreed to waive 0.030% of its management fee. This fee waiver may be revised or terminated at any time without notice. The effective annual management fee for the fund before waiver is 0.45%. The effective annual management fee for the fund after waiver is 0.43%.

MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with Ambac Assurance
Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to Ambac, which are amortized daily over one year. For the year ended March 31, 2006, the annualized ratio of money market insurance expense to average net assets was
0.02%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC.

JPMorgan Chase Bank is a custodian of the fund and a wholly owned subsidiary of
J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The undistributed ordinary income component for federal income tax purposes was
$(115).

As of March 31, 2006, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $1,331, which may be used to offset future taxable realized gains. Capital loss carryovers of $446 and $885 expire in 2013 and 2014, respectively.

Capital loss deferrals of $3,524 represent net capital losses incurred in the five-month period ended March 31, 2006. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
16

Premium Money Market -

Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
--------------------------------------------------------------------------------
                              2006       2005       2004       2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.03       0.01       0.01       0.01       0.03
--------------------------------------------------------------------------------
Distributions
-------------------------
 From Net
  Investment Income          (0.03)     (0.01)     (0.01)     (0.01)    (0.03)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $1.00      $1.00      $1.00      $1.00      $1.00
================================================================================
  TOTAL RETURN(1)             3.41%      1.33%      0.74%      1.32%     3.03%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                 0.45%(2)      0.48%      0.47%      0.47%     0.46%
-------------------------
Ratio of Operating
Expenses to Average
Net Assets (Before
Expense Waiver)               0.47%      0.48%      0.47%      0.47%     0.46%
-------------------------
Ratio of Net
Investment Income
to Average Net Assets      3.41%(2)      1.31%      0.73%      1.32%     2.91%
-------------------------
Ratio of Net
Investment Income to
Average Net Assets
(Before Expense Waiver)       3.39%      1.31%      0.73%      1.32%     2.91%
-------------------------
Net Assets,
End of Period
(in thousands)             $641,249   $472,954   $479,341   $560,991   $575,389
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

(2) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

See Notes to Financial Statements.

------
17

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Investment Trust
and Shareholders of the Premium Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Premium Money Market Fund (one of the five funds comprising the American Century Investment Trust, hereafter referred to as the "Fund") at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 18, 2006

------
18

Management

The individuals listed below serve as trustees or officers of the fund. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Investment Management,
Inc. (ACIM); the fund's principal underwriter, American Century Investment
Services, Inc. (ACIS); and the fund's transfer agent, American Century Services,
LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to December 2005); Vice
President-Administration, Brocade Communications Systems, Inc. (November 2004 to
December 2005); Vice President-Finance, Brocade Communications Systems, Inc.
(November 2000 to November 2004)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                     (continued)

------
19

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, LLC (1996
to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2002
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee, President
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chief Executive Officer and President, ACIM, ACGIM, ACIS and other ACC subsidiaries; Executive Vice President, ACS; Director, ACC, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                     (continued)

------
20

Management

OFFICERS
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present); Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS; Assistant
Treasurer, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 1998
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM, and ACS (March 2005 to present); Vice President, ACS (February 2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present); Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

------
21

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended  June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
22

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. CORPORATE HIGH-YIELD INDEX covers the U.S.
dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index.  It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

------
23

Notes

------
24

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

                        American Century Investment Services, Inc., Distributor

0605                    (c)2006 American Century Proprietary Holdings, Inc.
SH-ANN-48890N           All rights reserved.

[front cover]

American Century Investments
ANNUAL REPORT

[photo of man and woman]

MARCH 31, 2006

Inflation Protection Bond Fund

[american century investments logo and text logo]

INFLATION PROTECTION BOND

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Inflation Protection Bond fund for the 10 months ended March 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor, and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of Chief Investment Officer]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

RATE HIKES, ENERGY PRICES, & HURRICANE DAMAGE TEMPERED ECONOMIC GROWTH

The resilient U.S. economy grew at a moderate rate during the 10 months ended
March 31, 2006, but showed signs of slowing in the months ahead. Real annualized
GDP growth averaged approximately 3.5% for the 10 months, despite faltering to a
1.7% rate in the fourth quarter of 2005 after one of the worst hurricane seasons in history.

Besides severe damage to the Gulf Coast from Hurricanes Katrina and Rita, the economy withstood seven additional interest rate hikes by the Federal Reserve
(on top of eight hikes in the prior 12 months), a flattened Treasury yield curve, and soaring energy prices.

Relatively stable "core" inflation (without energy and food prices), an improving labor market, and the fact that long-term interest rates stayed relatively low for much of the period aided economic growth. But record-high energy prices, a belated upturn in long-term interest rates, and indications that the housing boom might finally be over raised concerns about consumer spending and economic growth in the second half of 2006.

OTHER STRATEGIES OUTPERFORMED INFLATION PROTECTION

Defensive and high-yield strategies (which reduce or cushion bond price declines when interest rates rise) performed best during the 10 months. As the table below shows, market leaders included short-maturity debt -- particularly money market securities (represented by the 3-month Treasury bill) -- and higher-yielding sectors such as mortgage-backed and agency securities.

Core inflation containment and rising interest rates put inflation-protection bonds at a disadvantage in 2005-2006 after five straight years of strong performance. When long-term inflation expectations are modest and the latest CPI numbers aren't consistently strong, Treasury Inflation Protected Securities can be as susceptible to price declines as conventional Treasury notes and bonds.
But if Treasury yields peak this year and energy price inflation migrates down the production chain, relative performance could improve.

U.S. FIXED-INCOME TOTAL RETURNS

For the 10 months ended March 31, 2006
--------------------------------------------------------------------------------
TREASURY SECURITIES
--------------------------------------------------------------------------------
3-month bill                                                   3.05%
--------------------------------------------------------------------------------
2-year note                                                    1.07%
--------------------------------------------------------------------------------
5-year note                                                   -1.97%
--------------------------------------------------------------------------------
10-year note                                                  -3.95%
--------------------------------------------------------------------------------
30-year bond                                                  -6.20%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. BOND MARKET INDICES
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                     0.75%
--------------------------------------------------------------------------------
Agency                                                         0.30%
--------------------------------------------------------------------------------
Aggregate (multi-sector)                                      -0.19%
--------------------------------------------------------------------------------
Treasury                                                      -1.02%
--------------------------------------------------------------------------------
Corporate Investment-Grade                                    -1.03%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities                       -1.71%
--------------------------------------------------------------------------------
Source: Lehman Brothers Inc.

------
2

Inflation Protection Bond - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                                         SINCE       INCEPTION
                                                      INCEPTION(1)     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                          -2.09%        5/31/05
--------------------------------------------------------------------------------
CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX(2)     -1.76%          --
--------------------------------------------------------------------------------
Institutional Class                                     -1.97%        5/31/05
--------------------------------------------------------------------------------
A Class                                                               5/31/05
   No sales charge*                                     -2.35%
   With sales charge*                                   -6.73%
--------------------------------------------------------------------------------
B Class                                                               5/31/05
   No sales charge*                                     -2.87%
   With sales charge*                                   -7.87%
--------------------------------------------------------------------------------
C Class                                                               5/31/05
   No sales charge*                                     -2.95%
   With sales charge*                                   -3.89%
--------------------------------------------------------------------------------
R Class                                                 -2.48%        5/31/05
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
1.00%. B Class shares redeemed within six years of purchase are subject to a
CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) The Citigroup U.S. Inflation-Linked Securities Index is not subject to the tax code diversification and other regulatory requirements limiting the type and amount of securities that the fund may own.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                     (continued)

------
3

Inflation Protection Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made May 31, 2005

*From 5/31/05 (fund inception) to 6/30/05. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Inflation Protection Bond - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

RETURN SUMMARY & PERSPECTIVE

Inflation Protection Bond returned -2.09%* from its May 31, 2005 inception to
March 31, 2006. By comparison, the Citigroup U.S. Inflation-Linked Securities
Index returned -1.76%. However, it's worth noting that the returns of the index are not reduced by expenses.

Inflation-linked bonds lost ground for the 10 months, curtailed by: (1) globally rising interest rates, (2) comments by the Federal Reserve (the Fed) that U.S.
inflation remained contained, and (3) signs that domestic "core" inflation
(inflation excluding often-volatile food and energy prices) was largely under control. We talk about the strategies that we employed in that environment in the Portfolio Strategy & Outlook section on the next page.

INFLATION-LINKED BONDS LOST GROUND

Inflation-linked bonds lost ground for the 10 months, and a backdrop of globally rising interest rates combined with perceptions of contained inflation pressures helped to pave the way for that performance.

Overseas, the euro-zone's prospects improved late in 2005, courtesy of upbeat corporate profits (helped by increased demand for exports), historically low interest rates, and better business confidence. Those factors convinced the
European Central Bank to raise short-term interest rates for the first time in five years in December 2005, and to do so again in early March of this year.
Japan also took steps toward ending a monetary policy that kept interest rates near zero percent for years.

Domestically, the Fed continued to drive up short-term interest rates in quarter-point increments, attempting to keep the U.S. economy on track to grow at a healthy but sustainable pace. Post-meeting statements toward the end of the
10 months consistently warned of the inflationary threats posed by elevated energy prices, supporting the need for these increases. Better times in the labor market caught the Fed's attention and merited comment as well, as new jobs were added at a solid pace early on in 2006, helping to reduce the U.S.
unemployment rate to its lowest level since July 2001.

At the same time, however, the Fed continued to reassure market participants that inflation expectations remained contained. And the latest reading on "core"
consumer prices generally supported that point of view, revealing an unadjusted
2.1% increase for the 12 months ended March 31.

Bond prices fell and yields rose in that environment, with the yield on the
Treasury's benchmark 10-year bond rising from approximately 3.98% to 4.86%--the highest level since June 2004. Treasury Inflation Protected Securities (TIPS)
performed similarly, pushing up the real yields at which such securities trade as prices fell. Further dampening the prices of inflation-linked securities was the willingness of the financial markets to

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                10.3 years            10.4 years
--------------------------------------------------------------------------------
Average Duration
(effective)                              6.2 years             6.1 years
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

 Total returns for periods less than one year are not annualized.

                                                                     (continued)

------
5

Inflation Protection Bond - Portfolio Commentary

discount inflation as more of a concern than a problem.

PORTFOLIO STRATEGY & OUTLOOK

With that backdrop in mind, we continued to focus on our investment process, which uses a consistent, repeatable framework that seeks to identify the best relative values among the inflation-linked securities universe. That also entailed actively applying a multi-step approach that includes: yield curve and duration positioning, security selection, portfolio construction, and attribution analysis.

Inflation Protection Bond experienced respectable cash inflows during its first
10 months, and we primarily put that money to work in U.S. TIPS. Generally speaking, these securities seemed like far better values to us than the overseas inflation-linked alternatives that we considered for the portfolio. We employed a fairly "curve-neutral" approach when adding these securities. That meant adding TIPS in a fairly broad range of maturities, rather than focusing on one or more specific ranges. By doing so, we hoped to ensure performance similar to that of the broader inflation-linked securities market.

We also worked side-by-side with our corporate credit research team in search of what we believed to be value-added domestic inflation-linked securities outside of TIPS. As a result of those efforts, we established a position in Tennessee
Valley Authority inflation-indexed bonds maturing in 2007. These government agency securities -- which we added early on in the 10 months -- tend to offer slightly higher yields than their Treasury counterparts while enjoying similarly high credit ratings.

YIELDS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
30-DAY SEC YIELD                                                 3/31/06
--------------------------------------------------------------------------------
Investor Class                                                    9.65%
--------------------------------------------------------------------------------
Institutional Class                                               9.39%
--------------------------------------------------------------------------------
A Class                                                           8.98%
--------------------------------------------------------------------------------
B Class                                                           8.62%
--------------------------------------------------------------------------------
C Class                                                           8.61%
--------------------------------------------------------------------------------
R Class                                                           8.76%
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
0 - 5-Year Notes(1)                         33.9%                 32.1%
--------------------------------------------------------------------------------
5 - 10-Year Notes                           37.4%                 40.5%
--------------------------------------------------------------------------------
10 - 30-Year Bonds                          28.7%                 27.4%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments.

Although we expect to maintain our domestic focus and curve-neutral approach for now, we'll continue to actively search both domestic and overseas inflation-
linked markets for opportunities to add value, as well as watch for maturity-
specific opportunities.

INFLATION PROTECTION BOND'S PLACE IN A DIVERSIFIED PORTFOLIO

A specialty bond holding, Inflation Protection Bond offers a high-credit-quality investment designed to combat inflation by primarily investing in inflation-linked securities, which offer negative correlations with stocks.

However, because the pace of inflation fluctuates from month to month, the fund can best be used as a long-term inflation hedge and is not managed to provide steady current income.

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                     (continued)

------
7

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  EXPENSES PAID
                    BEGINNING         ENDING      DURING PERIOD*   ANNUALIZED
                  ACCOUNT VALUE   ACCOUNT VALUE    10/1/05 -        EXPENSE
                     10/1/05         3/31/06         3/31/06         RATIO*
--------------------------------------------------------------------------------
INFLATION PROTECTION BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class        $1,000          $978.30          $2.91         0.59%
--------------------------------------------------------------------------------
Institutional
Class                 $1,000          $978.80          $1.92         0.39%
--------------------------------------------------------------------------------
A Class               $1,000          $976.50          $4.14         0.84%
--------------------------------------------------------------------------------
B Class               $1,000          $973.70          $7.82         1.59%
--------------------------------------------------------------------------------
C Class               $1,000          $972.70          $7.82         1.59%
--------------------------------------------------------------------------------
R Class               $1,000          $976.10          $5.37         1.09%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class        $1,000        $1,021.99          $2.97         0.59%
--------------------------------------------------------------------------------
Institutional
Class                 $1,000        $1,022.99          $1.97         0.39%
--------------------------------------------------------------------------------
A Class               $1,000        $1,020.74          $4.23         0.84%
--------------------------------------------------------------------------------
B Class               $1,000        $1,017.00          $8.00         1.59%
--------------------------------------------------------------------------------
C Class               $1,000        $1,017.00          $8.00         1.59%
--------------------------------------------------------------------------------
R Class               $1,000        $1,019.50          $5.49         1.09%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

Inflation Protection Bond - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 93.9%
--------------------------------------------------------------------------------
       $  983,695  U.S. Treasury Inflation Indexed
                   Bonds, 2.375%, 1/15/25                         $   988,883
--------------------------------------------------------------------------------
        1,223,983  U.S. Treasury Inflation Indexed
                   Bonds, 2.00%, 1/15/26                            1,160,298
--------------------------------------------------------------------------------
          570,146  U.S. Treasury Inflation Indexed
                   Bonds, 3.625%, 4/15/28                             701,013
--------------------------------------------------------------------------------
          494,595  U.S. Treasury Inflation Indexed
                   Bonds, 3.875%, 4/15/29                             634,937
--------------------------------------------------------------------------------
          558,630  U.S. Treasury Inflation Indexed
                   Bonds, 3.375%, 4/15/32                             688,337
--------------------------------------------------------------------------------
          613,765  U.S. Treasury Inflation Indexed
                   Notes, 3.625%, 1/15/08                             630,716
--------------------------------------------------------------------------------
          604,615  U.S. Treasury Inflation Indexed
                   Notes, 3.875%, 1/15/09                             633,193
--------------------------------------------------------------------------------
          624,722  U.S. Treasury Inflation Indexed
                   Notes, 4.25%, 1/15/10                              671,405
--------------------------------------------------------------------------------
        1,072,980  U.S. Treasury Inflation Indexed
                   Notes, 0.875%, 4/15/10                           1,016,650
--------------------------------------------------------------------------------
        1,139,440  U.S. Treasury Inflation Indexed
                   Notes, 3.50%, 1/15/11                            1,204,823
--------------------------------------------------------------------------------
          759,458  U.S. Treasury Inflation Indexed
                   Notes, 3.375%, 1/15/12                             805,441
--------------------------------------------------------------------------------
          468,762  U.S. Treasury Inflation Indexed
                   Notes, 3.00%, 7/15/12                              488,630
--------------------------------------------------------------------------------
          485,892  U.S. Treasury Inflation Indexed
                   Notes, 1.875%, 7/15/13                             471,980
--------------------------------------------------------------------------------
          643,962  U.S. Treasury Inflation Indexed
                   Notes, 2.00%, 1/15/14                              628,694
--------------------------------------------------------------------------------
          631,248  U.S. Treasury Inflation Indexed
                   Notes, 2.00%, 7/15/14                              615,837
--------------------------------------------------------------------------------
          701,048  U.S. Treasury Inflation Indexed
                   Notes, 1.625%, 1/15/15                             661,806
--------------------------------------------------------------------------------
          764,670  U.S. Treasury Inflation Indexed
                   Notes, 1.875%, 7/15/15                             735,637
--------------------------------------------------------------------------------
        1,049,129  U.S. Treasury Inflation Indexed
                   Notes, 2.00%, 1/15/16                            1,018,024
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $14,235,374)                                                 13,756,304
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT
AGENCY SECURITIES - 3.1%
         $450,612  TVA Inflation Indexed Notes,
                   3.375%, 1/15/07
(Cost $458,285)                                                   $   454,145
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 2.1%
          312,000  Goldman Sachs Group, Inc. (The)
                   Discount Notes, 4.83%, 4/3/06(1)
(Cost $312,000)                                                       312,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES - 99.1%
(Cost $15,005,659)                                                 14,522,449
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES - 0.9%                                                125,840
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $14,648,289
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

TVA = Tennessee Valley Authority

(1)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

MARCH 31, 2006

ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $15,005,659)               $14,522,449
-------------------------------------------------------------------
Cash                                                                        865
-------------------------------------------------------------------
Receivable for capital shares sold                                       60,427
-------------------------------------------------------------------
Interest receivable                                                      94,433
--------------------------------------------------------------------------------
                                                                     14,678,174
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for capital shares redeemed                                      13,980
-------------------------------------------------------------------
Accrued management fees                                                   7,470
-------------------------------------------------------------------
Distribution fees payable                                                 1,294
-------------------------------------------------------------------
Service fees (and distribution fees - A Class and R Class) payable        5,707
-------------------------------------------------------------------
Dividends payable                                                         1,434
--------------------------------------------------------------------------------
                                                                         29,885
--------------------------------------------------------------------------------

NET ASSETS                                                          $14,648,289
================================================================================

See Notes to Financial Statements.                                   (continued)

------
10

Statement of Assets and Liabilities

MARCH 31, 2006

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                    $15,199,280
-------------------------------------------------------------------
Accumulated net realized loss on investment transactions               (67,781)
-------------------------------------------------------------------
Net unrealized depreciation on investments                            (483,210)
--------------------------------------------------------------------------------
                                                                   $14,648,289
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                            $374,738
-------------------------------------------------------------------
Shares outstanding                                                      39,575
-------------------------------------------------------------------
Net asset value per share                                                $9.47
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                                             $38,171
-------------------------------------------------------------------
Shares outstanding                                                       4,029
-------------------------------------------------------------------
Net asset value per share                                                $9.47
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                                                          $8,164,141
-------------------------------------------------------------------
Shares outstanding                                                     863,909
-------------------------------------------------------------------
Net asset value per share                                                $9.45
-------------------------------------------------------------------
Maximum offering price (net asset value divided by 0.955)                $9.90
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                                                            $830,304
-------------------------------------------------------------------
Shares outstanding                                                      87,893
-------------------------------------------------------------------
Net asset value per share                                                $9.45
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                                          $5,215,320
-------------------------------------------------------------------
Shares outstanding                                                     552,234
-------------------------------------------------------------------
Net asset value per share                                                $9.44
--------------------------------------------------------------------------------
R CLASS
--------------------------------------------------------------------------------
Net assets                                                             $25,615
-------------------------------------------------------------------
Shares outstanding                                                       2,709
-------------------------------------------------------------------
Net asset value per share                                                $9.46
--------------------------------------------------------------------------------
See Notes to Financial Statements.

------
11

Statement of Operations

PERIOD ENDED MARCH 31, 2006(1)

--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------------------------------
Interest                                                              $ 349,304
--------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------
Management fees                                                          45,912
-------------------------------------------------------------------
Distribution fees:
-------------------------------------------------------------------
 B Class                                                                  5,972
-------------------------------------------------------------------
 C Class                                                                 16,239
-------------------------------------------------------------------
Service fees:
-------------------------------------------------------------------
 B Class                                                                  1,991
-------------------------------------------------------------------
 C Class                                                                  5,413
-------------------------------------------------------------------
Service and distribution fees -- A Class                                  8,015
-------------------------------------------------------------------
Service and distribution fees -- R Class                                  3,115
-------------------------------------------------------------------
Trustees' fees and expenses                                                 282
-------------------------------------------------------------------
Other expenses                                                                6
--------------------------------------------------------------------------------
                                                                         86,945
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            262,359
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investment transactions                     (67,781)
---------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) on investments    (483,210)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                (550,991)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $(288,632)
================================================================================

(1)  May 31, 2005 (fund inception) through March 31, 2006.

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

PERIOD ENDED MARCH 31, 2006(1)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   2006
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                                      $   262,359
-----------------------------------------------------------------
Net realized gain (loss)                                              (67,781)
-----------------------------------------------------------------
Change in net unrealized appreciation (depreciation)                 (483,210)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      (288,632)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-----------------------------------------------------------------
  Investor Class                                                      (28,216)
-----------------------------------------------------------------
  Institutional Class                                                 (23,866)
-----------------------------------------------------------------
  A Class                                                            (100,237)
-----------------------------------------------------------------
  B Class                                                             (29,331)
-----------------------------------------------------------------
  C Class                                                             (60,961)
-----------------------------------------------------------------
  R Class                                                             (19,748)
--------------------------------------------------------------------------------
Decrease in net assets from distributions                            (262,359)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                                    15,199,280
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                              14,648,289
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
End of period                                                     $14,648,289
================================================================================

(1) May 31, 2005 (fund inception) through March 31, 2006.

See Notes to Financial Statements.

------
13

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified under the 1940
Act. The fund's investment objective is to seek total return and protection against U.S. inflation. The fund invests primarily in inflation-linked debt securities. These securities include inflation-linked securities issued by the
U.S. Treasury, by U.S. government agencies and instrumentalities, and by entities other than the U.S. Treasury or U.S. government agencies and instrumentalities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the A Class, the B Class, the C Class, and the R Class. The
A Class may incur an initial sales charge. The A Class, B Class, and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. All classes of the fund commenced sale on May 31, 2005, the fund's inception date.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                     (continued)

------
14

Notes to Financial Statements

MARCH 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a
Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category Fee range from 0.2625% to
0.3800% and the rates for the Complex Fee (except for Institutional Class) range from 0.2500% to 0.3100%. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for the fund for the period May 31, 2005 (fund inception) through March 31, 2006 was 0.59%
for all classes except Institutional Class, which was 0.39%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class, C Class and R Class (collectively, the plans), pursuant to Rule
12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay
American Century Investment Services, Inc. (ACIS) an annual service and distribution fee of 0.75% for the B Class and 0.25% for the C Class. The plans provide that the A Class and the R Class will pay ACIS an annual service and distribution fee of 0.25% for the A Class and 0.50% for the R Class. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. Fees incurred under the plans during the period May 31, 2005 (fund inception) through March
31, 2006, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC.

The fund has a bank line of credit agreement with JP Morgan Chase Bank (JPMCB).
JPMCB is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the period May
31, 2005 (fund inception) through March 31, 2006, were as follows:

--------------------------------------------------------------------------------
Purchases                                                          $19,697,507
--------------------------------------------------------------------------------
Proceeds from sales                                                $ 5,084,481
--------------------------------------------------------------------------------

                                                                     (continued)

------
15

Notes to Financial Statements

MARCH 31, 2006

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                                       SHARES     AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
PERIOD ENDED MARCH 31, 2006(1)
---------------------------------------------------
Sold                                                   125,108   $1,239,757
---------------------------------------------------
Issued in reinvestment of distributions                  2,261      22,063
---------------------------------------------------
Redeemed                                               (87,794)  (850,562)
--------------------------------------------------------------------------------
Net increase (decrease)                                 39,575   $  411,258
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
PERIOD ENDED MARCH 31, 2006(1)
---------------------------------------------------
Sold                                                    84,969    $844,334
---------------------------------------------------
Issued in reinvestment of distributions                  2,439      23,789
---------------------------------------------------
Redeemed                                               (83,379)  (800,000)
--------------------------------------------------------------------------------
Net increase (decrease)                                  4,029   $  68,123
================================================================================
A CLASS
--------------------------------------------------------------------------------
PERIOD ENDED MARCH 31, 2006(1)
---------------------------------------------------
Sold                                                 1,039,894   $10,109,268
---------------------------------------------------
Issued in reinvestment of distributions                  7,980      77,303
---------------------------------------------------
Redeemed                                              (183,965)  (1,783,726)
--------------------------------------------------------------------------------
Net increase (decrease)                                863,909   $  8,402,845
================================================================================
B CLASS
--------------------------------------------------------------------------------
PERIOD ENDED MARCH 31, 2006(1)
---------------------------------------------------
Sold                                                   172,288   $1,696,275
---------------------------------------------------
Issued in reinvestment of distributions                  2,629      25,579
---------------------------------------------------
Redeemed                                               (87,024)  (837,931)
--------------------------------------------------------------------------------
Net increase (decrease)                                 87,893   $  883,923
================================================================================
C CLASS
--------------------------------------------------------------------------------
PERIOD ENDED MARCH 31, 2006(1)
---------------------------------------------------
Sold                                                   638,149   $6,208,377
---------------------------------------------------
Issued in reinvestment of distributions                  3,935      38,204
---------------------------------------------------
Redeemed                                               (89,850)  (866,471)
--------------------------------------------------------------------------------
Net increase (decrease)                                552,234   $5,380,110
================================================================================
R CLASS
--------------------------------------------------------------------------------
PERIOD ENDED MARCH 31, 2006(1)
---------------------------------------------------
Sold                                                    83,889    $833,334
---------------------------------------------------
Issued in reinvestment of distributions                  2,020      19,687
---------------------------------------------------
Redeemed                                               (83,200)  (800,000)
--------------------------------------------------------------------------------
Net increase (decrease)                                  2,709   $  53,021
================================================================================

(1)  May 31, 2005 (fund inception) through March 31, 2006.

                                                                     (continued)

------
16

Notes to Financial Statements

MARCH 31, 2006

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or American Century
Global Investment Management, Inc., has a $500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the period May 31, 2005 (fund inception) through
March 31, 2006.

6. FEDERAL TAX INFORMATION

The tax character of distributions paid during the period May 31, 2005 (fund inception) through March 31, 2006 were as follows:

--------------------------------------------------------------------------------
                                                                       2006
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                                       $262,359
--------------------------------------------------------------------------------
Long-term capital gains                                                 --
--------------------------------------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $15,048,529
================================================================================
Gross tax appreciation of investments                                $      --
-----------------------------------------------------------------
Gross tax depreciation of investments                                 (526,080)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                   $(526,080)
================================================================================
Accumulated capital losses                                           $  (6,509)
-----------------------------------------------------------------
Capital loss deferral                                                $ (18,402)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers of $6,509 expire 2014.

The capital loss deferral represents net capital losses incurred in the five-month period ended March 31, 2006. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
17

Inflation Protection Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
 Net Investment Income                                                 0.33
-------------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                              (0.53)
--------------------------------------------------------------------------------
 Total From Investment Operations                                     (0.20)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------
 From Net Investment Income                                           (0.33)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $9.47
================================================================================
 TOTAL RETURN(2)                                                      (2.09)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      0.59%(3)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   3.97%(3)
------------------------------------------------------------------
Portfolio Turnover Rate                                                  51%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $375
--------------------------------------------------------------------------------

(1) May 31, 2005 (fund inception) through March 31, 2006.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
18

Inflation Protection Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                                      2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
 Net Investment Income                                                  0.34
------------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                               (0.53)
--------------------------------------------------------------------------------
 Total From Investment Operations                                      (0.19)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
 From Net Investment Income                                            (0.34)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $9.47
================================================================================
 TOTAL RETURN(2)                                                       (1.97)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       0.39%(3)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    4.17%(3)
------------------------------------------------------------------
Portfolio Turnover Rate                                                   51%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $38
--------------------------------------------------------------------------------

(1) May 31, 2005 (fund inception) through March 31, 2006.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
19

Inflation Protection Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated

--------------------------------------------------------------------------------
                                                                       A CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
 Net Investment Income                                                 0.33
------------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                              (0.55)
--------------------------------------------------------------------------------
 Total From Investment Operations                                     (0.22)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
 From Net Investment Income                                           (0.33)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $9.45
================================================================================
 TOTAL RETURN(2)                                                      (2.35)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      0.84%(3)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   3.72%(3)
------------------------------------------------------------------
Portfolio Turnover Rate                                                  51%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                             $8,164
--------------------------------------------------------------------------------

(1) May 31, 2005 (fund inception) through March 31, 2006.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
20

Inflation Protection Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated

--------------------------------------------------------------------------------
                                                                       B CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
 Net Investment Income                                                 0.27
------------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                              (0.55)
--------------------------------------------------------------------------------
 Total From Investment Operations                                     (0.28)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
 From Net Investment Income                                           (0.27)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $9.45
================================================================================
 TOTAL RETURN(2)                                                      (2.87)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.59%(3)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   2.97%(3)
------------------------------------------------------------------
Portfolio Turnover Rate                                                  51%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $830
--------------------------------------------------------------------------------

(1) May 31, 2005 (fund inception) through March 31, 2006.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
21

Inflation Protection Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated

--------------------------------------------------------------------------------
                                                                       C CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
 Net Investment Income                                                 0.27
------------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                              (0.56)
--------------------------------------------------------------------------------
 Total From Investment Operations                                     (0.29)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
 From Net Investment Income                                           (0.27)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $9.44
================================================================================
 TOTAL RETURN(2)                                                      (2.95)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.59%(3)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   2.97%(3)
------------------------------------------------------------------
Portfolio Turnover Rate                                                  51%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                             $5,215
--------------------------------------------------------------------------------

(1) May 31, 2005 (fund inception) through March 31, 2006.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
22

Inflation Protection Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated

--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
 Net Investment Income                                                 0.30
------------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                              (0.54)
--------------------------------------------------------------------------------
 Total From Investment Operations                                     (0.24)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
  From Net Investment Income                                          (0.30)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $9.46
================================================================================
 TOTAL RETURN(2)                                                      (2.48)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.09%(3)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   3.47%(3)
------------------------------------------------------------------
Portfolio Turnover Rate                                                  51%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $26
--------------------------------------------------------------------------------

(1) May 31, 2005 (fund inception) through March 31, 2006.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
23

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Investment Trust and Shareholders of the
Inflation Protection Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Inflation Protection Bond Fund
(one of the five funds comprising the American Century Investment Trust, hereafter referred to as the "Fund") at March 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period May 31, 2005 (commencement of operations) through March 31, 2006, in conformity with accounting principles generally accepted in the United States of
America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management;
our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 18, 2006

------
24

Management

The individuals listed below serve as trustees or officers of the fund. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Investment Management,
Inc. (ACIM); the fund's principal underwriter, American Century Investment
Services, Inc. (ACIS); and the fund's transfer agent, American Century Services,
LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to December 2005); Vice
President-Administration, Brocade Communications Systems, Inc. (November 2004 to
December 2005); Vice President-Finance, Brocade Communications Systems, Inc.
(November 2000 to November 2004)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                     (continued)

------
25

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, LLC (1996
to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2002
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee, President
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chief Executive Officer and President, ACIM, ACGIM, ACIS and other ACC subsidiaries; Executive Vice President, ACS; Director, ACC, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                     (continued)

------
26

Management

OFFICERS
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present); Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS; Assistant
Treasurer, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 1998
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM, and ACS (March 2005 to present); Vice President, ACS (February 2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present); Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

------
27

Share Class Information

Six classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class, A Class, B Class, C Class, and R Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares.
The total expense ratios of A Class, B Class, C Class, and R Class shares are higher than that of Investor Class shares. The fund is available for purchase only through financial intermediaries by investors who seek advice from them.
The fund is closed to other investors, but those with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

INVESTOR CLASS shares are available for purchase through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A Class shares also are subject to a 0.25%
annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B
Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retire-

                                                                     (continued)

------
28

Share Class Information

ment plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C Class shares is the same as for Investor Class shares. C
Class shares also are subject to a Rule 12b-1 service and distribution fee of
1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
29

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
30

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI) measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

The LEHMAN BROTHERS U.S. TIPS (TREASURY INFLATION PROTECTED SECURITIES) INDEX
measures the performance of coupon-bearing fixed-income securities that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

------
31

Notes

------
32

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

                        American Century Investment Services, Inc., Distributor

0605                    (c)2006 American Century Proprietary Holdings, Inc.
SH-ANN-48888N           All rights reserved.

ITEM 2.  CODE OF ETHICS.

a.       The  registrant  has  adopted a Code of  Ethics  for  Senior  Financial
         Officers that applies to the registrant's  principal executive officer, principal financial officer,  principal accounting officer, and persons performing similar functions.

b.       No response required.

c.       None.

d.       None.

e.       Not applicable.

f.       The registrant's Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset  Allocation  Portfolios,
         Inc.'s  Annual  Certified  Shareholder  Report on Form N-CSR,  File No.
         811-21591,  on  September  29,  2005,  and is  incorporated  herein  by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant's  board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)   Antonio Canova is the registrant's designated audit committee financial expert. He is "independent" as defined in Item 3 of Form N-CSR.

(a)(3)   Not applicable.

(b)      No response required.

(c)      No response required.

(d)      No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal  accountant for the audit of the registrant's annual  financial  statements  or  services  that are  normally  provided by the accountant in connection  with statutory and  regulatory  filings or engagements for those fiscal years were as follows:

         FY 2005:  $62,812
         FY 2006:  $77,260

(b)      Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal  accountant that are reasonably related to the performance of the audit of the  registrant's  financial  statements and are not reported under paragraph (a) of this Item were as follows:

         For services rendered to the registrant:

         FY 2005:  $0
         FY 2006:  $0

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(c)      Tax Fees.

The aggregate fees billed in each of the last two fiscal years for  professional services  rendered by the principal  accountant for tax compliance,  tax advice, and tax planning were as follows:

         For services rendered to the registrant:

         FY 2005:  $11,111
         FY 2006:  $11,999

         These  services  included  review of federal and state income tax forms and federal excise tax forms.

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(d)      All Other Fees.

         The  aggregate  fees  billed in each of the last two  fiscal  years for products and services provided by the principal accountant,  other than the services  reported in paragraphs  (a) through (c) of this Item were as follows:

         For services rendered to the registrant:

         FY 2005:  $0
         FY 2006:  $0

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(e)(1)   In accordance  with paragraph  (c)(7)(i)(A)  of Rule 2-01 of Regulation
         S-X, before the accountant is engaged by the registrant to render audit or non-audit  services,  the engagement is approved by the registrant's audit  committee.  Pursuant  to  paragraph  (c)(7)(ii)  of Rule 2-01 of
         Regulation S-X, the registrant's  audit committee also pre-approves its accountant's  engagements for non-audit  services with the registrant's investment adviser,  its parent company,  and any entity controlled by, or under common  control  with the  investment  adviser  that  provides ongoing services to the registrant,  if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   All services  described in each of  paragraphs  (b) through (d) of this
         Item were pre-approved  before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)      The  percentage  of  hours  expended  on  the  principal   accountant's
         engagement to audit the registrant's  financial statements for the most recent fiscal year that were  attributed  to work  performed by persons other than the principal  accountant's  full-time,  permanent employees was less than 50%.

(g)      The aggregate non-audit fees billed by the registrant's  accountant for services  rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role  is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the  registrant  for  each  of the  last  two  fiscal  years  of the registrant were as follows:

         FY 2005:  $166,111
         FY 2006:  $211,332

(h)      The  registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that  were rendered by the registrant's  accountant to the registrant's investment adviser,  its parent  company,  and any entity  controlled by, or under common  control with the investment  adviser that provides  services to the  registrant,  which  services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of  Regulation  S-X. The notification  provided to the  registrant's  audit  committee  included sufficient  details  regarding such services to allow the  registrant's
         audit  committee  to  consider  the  continuing   independence  of  its
         principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure  required by Item 2 of Form N-CSR,  was filed as Exhibit 12(a)(1) to American  Century Asset  Allocation  Portfolios,
         Inc.'s Certified  Shareholder Report on Form N-CSR, File No. 811-21591,
         on September 29, 2005.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INVESTMENT TRUST

By:      /s/ William M. Lyons
         ----------------------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    May 25, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         ----------------------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    May 25, 2006

By:      /s/ Maryanne L. Roepke
         ----------------------------------------------------
         Name:      Maryanne L. Roepke
         Title:     Sr. Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    May 25, 2006